UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1:	Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (95.6%)[1]
Consumer Discretionary (12.4%)
*	Kohl's Corp.	1,953,791	82,977
	McDonald's Corp.	1,208,790	71,307
	Lowe's Cos., Inc.	2,483,160	47,205
	Target Corp.	838,600	32,957
	The Walt Disney Co.	1,328,900	32,186
*	Liberty Media Corp.	946,800	22,875
	Toyota Motor Corp. ADR	285,000	22,843
	Johnson Controls, Inc.	996,200	19,854
	Time Warner Cable Inc.	626,700	19,296
*	Discovery Communications Inc. Class A	821,400	18,440
*	Amazon.com, Inc.	200,700	15,653
	Omnicom Group Inc.	509,230	15,531
	NIKE, Inc. Class B	210,510	12,010
*	Apollo Group, Inc. Class A	156,200	9,231
*	O'Reilly Automotive, Inc.	206,300	7,437
			429,802
Consumer Staples (6.4%)
	Wal-Mart Stores, Inc.	1,307,250	65,022
	Costco Wholesale Corp.	1,125,800	54,624
	PepsiCo, Inc.	832,200	43,316
	CVS Caremark Corp.	835,340	24,893
	Colgate-Palmolive Co.	184,000	12,135
	The Procter & Gamble Co.	165,320	8,587
	The Coca-Cola Co.	172,250	8,468
	Philip Morris International Inc.	133,000	5,671
			222,716
Energy (10.8%)
	Schlumberger Ltd.	2,306,370	131,994
	Apache Corp.	829,950	69,932
	EOG Resources, Inc.	952,590	69,720
*	Cameron International Corp.	992,440	30,994
	XTO Energy, Inc.	502,600	21,496
	Suncor Energy, Inc. (New York Shares)	586,000	20,750
	Petroleo Brasileiro SA ADR	376,800	16,590
*	National Oilwell Varco Inc.	370,900	14,324
			375,800
Exchange-Traded Fund (0.0%)
[2]	Vanguard Growth ETF	3,100	133

Financials (11.5%)
	The Goldman Sachs Group, Inc.	1,010,937	146,151
	JPMorgan Chase & Co.	3,276,300	120,896
	CME Group, Inc.	166,355	53,506
	Charles Schwab Corp.	1,244,785	21,908
	Franklin Resources, Inc.	287,000	19,186
*	Credit Suisse Group AG	386,200	17,313
	Invesco, Ltd.	711,600	11,137
	Bank of New York Mellon Corp.	319,100	8,865
			398,962

Health Care (12.0%)
*	Gilead Sciences, Inc.	2,794,760	120,454
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	1,526,060	70,748
*	Celgene Corp.	1,421,260	60,034
	Baxter International, Inc.	1,010,500	51,728
*	Medco Health Solutions, Inc.	837,000	38,410
	UnitedHealth Group Inc.	775,600	20,631
	Allergan, Inc.	332,435	14,670
	Alcon, Inc.	117,940	12,797
*	Thermo Fisher Scientific, Inc.	306,620	11,931
*	Intuitive Surgical, Inc.	55,600	8,322
*	Express Scripts Inc.	74,900	4,797
*	St. Jude Medical, Inc.	49,600	1,935
			416,457
Industrials (7.9%)
	Danaher Corp.	942,315	56,869
	Emerson Electric Co.	1,250,270	40,121
	Union Pacific Corp.	536,600	26,438
*	Vestas Wind Systems A/S	1,007,800	24,540
	United Parcel Service, Inc.	404,000	20,661
	J.B. Hunt Transport Services, Inc.	645,710	19,843
	Roper Industries Inc.	367,690	15,803
^	Fastenal Co.	471,840	15,675
	Precision Castparts Corp.	184,900	15,267
	Expeditors International of Washington, Inc.	426,920	14,007
	FedEx Corp.	252,700	14,007
	Illinois Tool Works, Inc.	376,700	12,164
			275,395
Information Technology (28.7%)
*	Apple Inc.	1,360,406	184,757
*	Google Inc.	434,340	181,220
	Hewlett-Packard Co.	4,683,000	160,861
	QUALCOMM Inc.	3,389,195	147,735
*	Cisco Systems, Inc.	5,344,273	98,869
	Microsoft Corp.	2,567,395	53,633
	Intel Corp.	2,725,110	42,839
	Visa Inc.	403,800	27,341
*	Juniper Networks, Inc.	831,000	20,551
*	Adobe Systems, Inc.	697,739	19,662
*	Broadcom Corp.	767,000	19,543
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,727,100	18,894
*	salesforce.com, inc.	302,770	11,490
*	Activision Blizzard, Inc.	888,300	10,731
			998,126
Materials (5.9%)
	Monsanto Co.	829,775	68,166
	Freeport-McMoRan Copper & Gold, Inc. Class B	648,600	35,303
	Praxair, Inc.	411,640	30,132
	Air Products & Chemicals, Inc.	404,030	26,173
	Arcelor Mittal Class A New York Registered Shares	489,600	16,245
	Ecolab, Inc.	420,320	15,699
	Nucor Corp.	352,400	15,474
			207,192
Total Common Stocks (Cost $3,704,682)			3,324,583

		Coupon
Temporary Cash Investments (3.1%)[1]
Money Market Fund (2.6%)
[3,4]	Vanguard Market Liquidity Fund	0.391%		90,093,304	90,093

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.5%)
[5,6]	Federal Home Loan Mortgage Corp.	0.597%	8/24/09	18,000	17,993
Total Temporary Cash Investments (Cost $108,068)					108,086
Total Investments (98.7%) (Cost $3,812,750)					3,432,669
Other Assets and Liabilities-Net (1.3%)[4]					45,105
Net Assets (100%)					3,477,774

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $575,000.
1		The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.4% and -0.7%, respectively, of net assets.
2		Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4		Includes $588,000 of collateral received for securities on loan.
5		The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6		Securities with a value of $17,993,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2009, the cost of investment securities for tax purposes was $3,812,750,000. Net unrealized depreciation of investment securities for tax purposes was $380,081,000, consisting of unrealized gains of $110,191,000 on securities that had risen in value since their purchase and $490,272,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	1,545	70,923	594
S&P 500 Index	138	31,675	7,459
S&P Mid-Cap 400 Index	102	29,325	6,280

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

U.S. Growth Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	3,414,676	14,333
Level 2- Other significant observable inputs	17,993	-
Level 3- Significant unobservable inputs	-	-
Total	3,432,669	14,333

The following table summarizes the fund's investments as of May 31, 2009, based on the inputs used to value them:

Vanguard International Growth Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (94.3%)[1]
Australia (2.8%)
	Woolworths Ltd.	5,583,900	114,088
	Woodside Petroleum Ltd.	2,777,000	97,015
	Brambles Ltd.	12,681,400	60,323
	James Hardie Industries NV	11,978,469	41,767
	Amcor Ltd.	3,900,000	16,038
	Sims Metal Management Ltd.	665,138	12,422
	Orica Ltd.	213,464	3,483
			345,136
Austria (0.1%)
	Wienerberger AG	860,000	12,204

Belgium (0.1%)
	Barco NV	315,000	10,855

Brazil (6.6%)
	Petroleo Brasileiro SA Series A ADR	7,733,400	270,437
	Itau Unibanco Banco Multiplo SA	7,811,250	125,370
	Redecard SA	8,066,952	116,437
	Banco Itau Holding Financeira SA	4,913,173	79,531
	BM&F BOVESPA SA	11,085,000	63,549
	Companhia Vale do Rio Doce Pfd. Class A	3,687,000	60,844
	Vale SA Preferred ADR	3,641,900	59,108
	Petroleo Brasileiro SA Pfd.	1,350,000	23,602
	Banco do Brasil SA	1,085,000	11,729
	Votorantim Celulose e Papel SA Pfd.	700,000	8,343
			818,950
Canada (1.5%)
	Niko Resources Ltd.	1,765,000	123,692
	Canadian Pacific Railway Ltd.	1,141,781	46,435
	Sherritt International Corp.	1,750,000	7,790
	Harry Winston Diamond Corp.	545,714	3,604
[2]	Harry Winston Diamond Corp. Private Placement	166,286	1,043
			182,564
China (6.6%)
	China Mobile (Hong Kong) Ltd.	11,372,500	111,679
	China Unicom Ltd.	85,594,000	105,357
	China Construction Bank	158,782,000	103,645
	Ctrip.com International Ltd. ADR	1,876,700	76,851
^	Ping An Insurance (Group) Co. of China Ltd.	10,151,000	71,054
	CNOOC Ltd.	44,035,000	58,942
	China Resources Enterprise Ltd.	24,730,000	54,784
	Denway Motors Ltd.	107,530,000	52,397
^	Want Want China Holdings Ltd.	101,831,000	50,379
	Dongfang Electrical Corp Ltd.	12,427,600	48,399
^	China Overseas Land & Investment Ltd.	20,492,800	43,874
*	Baidu.com, Inc.	115,400	30,460
	Chaoda Modern Agriculture Holdings Ltd.	17,750,719	11,251
			819,072

Denmark (1.9%)
*	Vestas Wind Systems A/S	1,485,736	109,456
	Novo Nordisk A/S B Shares	1,135,200	59,179
^	Novozymes A/S	634,400	50,563
^	AP Moller-Maersk A/S B Shares	2,250	13,938
			233,136
Finland (1.1%)
	Nokia Oyj	8,892,000	136,462

France (8.5%)
	L'Oreal SA	2,346,995	185,854
^	Total SA	2,966,000	171,113
	ArcelorMittal (Amsterdam Shares)	4,136,425	137,823
^	Axa	6,618,000	124,058
	Essilor International SA	2,480,400	114,647
^	Groupe Danone	2,210,000	110,431
	BNP Paribas SA	831,835	57,645
^	Pinault-Printemps-Redoute SA	605,000	51,110
	Gaz de France	991,000	39,155
	Publicis Groupe SA	700,000	22,835
^	European Aeronautic Defence and Space Co.	1,150,000	18,793
^	Societe Generale Class A	300,000	17,602
			1,051,066
Germany (7.4%)
^	SAP AG	6,526,500	281,781
	E.On AG	4,167,000	147,911
^	Fresenius Medical Care AG	1,756,000	73,982
	ThyssenKrupp AG	2,691,000	68,831
^	Adidas AG	1,816,910	66,676
^	Porsche AG	994,400	60,721
	Linde AG	654,000	54,534
^	Deutsche Boerse AG	468,000	41,009
^	Celesio AG	1,522,800	34,569
^	Bayerische Motoren Werke AG	805,101	29,106
^,*	Q-Cells AG	986,500	24,913
	Siemens AG	250,000	18,274
	Symrise AG	1,200,000	18,066
			920,373
Hong Kong (5.5%)
	Swire Pacific Ltd. A Shares	21,201,500	212,662
	Esprit Holdings Ltd.	23,483,400	150,229
	Sun Hung Kai Properties Ltd.	7,844,000	98,263
	Hong Kong Exchanges & Clearing Ltd.	6,214,500	97,103
	Shangri-La Asia Ltd.	49,266,000	76,421
^	Li & Fung Ltd.	10,292,000	27,902
	Techtronic Industries Co., Ltd.	20,499,943	15,416
			677,996

India (0.2%)
	Reliance Capital Ltd.	1,454,500	29,385

Indonesia (0.3%)
	PT Telekomunikasi Indonesia Tbk	47,228,500	34,768

Ireland (0.2%)
	Kerry Group PLC A Shares	825,000	19,622

Israel (2.1%)
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	4,471,100	207,280
	Makhteshim-Agan Industries Ltd.	9,637,243	55,717
			262,997
Italy (1.0%)
*	Intesa Sanpaolo SpA	36,100,262	129,040

Japan (11.5%)
	Canon, Inc.	6,245,100	207,196
	Toyota Motor Corp.	2,633,100	104,997
	Honda Motor Co., Ltd.	3,515,900	102,009
	Mitsui Sumitomo Insurance Group Holdings, Inc.	3,434,100	101,435
	Nintendo Co.	362,100	97,716
	Mitsubishi Corp.	4,692,000	89,410
	Nippon Telegraph and Telephone Corp.	1,929,000	80,283
	SMC Corp.	643,300	68,457
	Mitsubishi UFJ Financial Group	9,726,400	61,718
	Nomura Holdings Inc.	7,924,500	59,601
	Yamada Denki Co., Ltd.	1,023,570	58,827
	Uni-Charm Corp.	811,700	56,734
	Hoya Corp.	2,310,700	47,891
^	Rakuten, Inc.	78,252	42,870
	Sekisui Chemical Co.	6,768,000	41,558
	THK Co., Inc.	2,693,700	40,403
	Rohm Co., Ltd.	589,500	38,447
	Japan Tobacco, Inc.	12,639	36,436
	Kyocera Corp.	347,900	27,403
	Trend Micro Inc.	695,000	23,139
	Astellas Pharma Inc.	520,000	17,720
	Yamaha Motor Co., Ltd.	1,425,000	16,137
			1,420,387
Luxembourg (0.1%)
	Reinet Investments SA	542,339	6,516

Mexico (1.2%)
	Grupo Televisa SA ADR	3,373,117	59,974
	America Movil SA de CV Series L ADR	1,403,500	53,796
	Wal-Mart de Mexico SA	8,200,000	24,086
	Consorcio ARA SA de CV	18,000,000	8,322
			146,178
Netherlands (2.1%)
	Unilever NV	5,054,000	121,533
	SBM Offshore NV	4,091,246	69,265
	Heineken Holding NV	1,471,074	44,584
	TNT NV	656,000	12,955
	ING Groep NV	800,000	8,494
			256,831

Norway (0.1%)
	StatoilHydro ASA	779,000	16,452

Russia (0.9%)
	OAO Gazprom-Sponsored ADR (London Shares)	4,851,000	113,466

Singapore (1.3%)
	Jardine Matheson Holdings Ltd.	4,516,400	116,264
	Singapore Exchange Ltd.	6,541,000	33,496
	DBS Group Holdings Ltd.	1,950,000	16,014
			165,774
South Africa (0.5%)
	Impala Platinum Holdings Ltd.	1,778,600	43,445
	MTN Group Ltd.	1,100,000	16,030
			59,475
South Korea (0.7%)
	Samsung Electronics Co., Ltd.	116,000	51,872
	Samsung Fire & Marine Insurance Co.	186,900	27,317
	Hankook Tire Co. Ltd.	1,200,000	13,368
			92,557
Spain (2.4%)
	Banco Santander SA	9,954,350	105,760
	Industria de Diseno Textil SA	2,217,885	100,306
	Telefonica SA	2,627,000	56,907
	Gamesa Corporacion Tecnologica SA	1,458,306	32,783
			295,756
Sweden (2.5%)
^	Atlas Copco AB A Shares	15,095,533	153,327
^	Sandvik AB	10,514,363	86,637
^	Svenska Handelsbanken AB A Shares	1,471,406	28,718
^	Oriflame Cosmetics SA	575,000	25,610
	Telefonaktiebolaget LM Ericsson AB Class B	2,200,000	20,384
			314,676
Switzerland (8.5%)
	Nestle SA (Registered)	4,920,000	179,151
	Roche Holdings AG	1,160,684	158,926
	Syngenta AG	639,100	155,874
	Credit Suisse Group (Registered)	3,245,000	145,640
*	UBS AG	8,367,391	126,130
	Compagnie Financiere Richemont SA	3,236,100	70,850
	Geberit AG	494,180	60,907
	Zurich Financial Services AG	311,000	58,205
	ABB Ltd.	2,331,300	38,546
	Adecco SA (Registered)	505,797	22,118
	Novartis AG (Registered)	510,000	20,408
	Holcim Ltd. (Registered)	367,500	19,466
			1,056,221
Taiwan (0.9%)
	Taiwan Semiconductor Manufacturing Co., Ltd.	36,937,826	68,364
	Chinatrust Financial Holding	32,493,000	21,684
	Compal Electronics Inc.	17,487,000	14,935
			104,983

Turkey (0.4%)
*	Turkiye Garanti Bankasi A.S.	20,354,000	50,987

United Kingdom (15.3%)
Tesco PLC	49,634,300	294,949
BG Group PLC	11,547,900	212,186
HSBC Holdings PLC	17,546,555	158,937
Standard Chartered PLC	7,532,300	154,072
BHP Billiton PLC	5,536,700	132,703
British American Tobacco PLC	4,363,464	119,600
Vodafone Group PLC	61,472,324	115,645
Rexam PLC	17,185,000	86,934
Admiral Group PLC	5,893,957	82,381
Rio Tinto PLC	1,688,000	76,905
Rolls-Royce Group PLC	13,797,616	73,742
AstraZeneca Group PLC	1,329,000	55,452
The Sage Group PLC	13,501,000	41,759
Capita Group PLC	3,551,612	41,258
Meggitt PLC	14,917,500	38,462
*	Signet Jewelers Ltd.	1,356,000	24,383
Unilever PLC	1,000,000	23,600
Bunzl PLC	2,828,500	23,480
Intertek Testing Services PLC	1,300,000	22,173
GlaxoSmithKline PLC	1,250,000	21,139
Morrison Supermarkets PLC	5,020,000	19,791
Ultra Electronics Holdings PLC	1,010,000	18,020
Group 4 Securicor PLC	5,000,000	17,132
Victrex PLC	1,618,557	14,745
Inchcape PLC	42,500,000	11,727
Lloyds Banking Group PLC	10,361,725	11,411
*	Lloyds Banking Group PLC Rights Exp. 6/5/09	6,437,739	3,077
1,895,663
Total Common Stocks (Cost $12,742,933)	11,679,548
Coupon
Temporary Cash Investments (9.5%)[1]
Money Market Fund (9.0%)
[3,4]	Vanguard Market Liquidity Fund	0.391%	1,119,024,479	1,119,024

Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.5%)
[5,6]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	6,000	5,997
[5,6]	Federal National Mortgage Assn.	0.597%	8/26/09	12,000	11,995
[5,6]	Federal National Mortgage Assn.	0.426%	9/23/09	43,000	42,976
60,968
Total Temporary Cash Investments (Cost $1,179,945)	1,179,992
Total Investments (103.8%) (Cost $13,922,878)	12,859,540
Other Assets and Liabilities-Net (-3.8%)[4]	(474,937)
Net Assets (100%)	12,384,603

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $504,003,000.
*	Non-income-producing security.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 5.7%, respectively, of net assets.

2	Restricted security represents 0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4	Includes $523,292,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6	Securities with a value of $57,969,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At May 31, 2009, the cost of investment securities for tax purposes was $13,922,878,000. Net unrealized depreciation of investment securities for tax purposes was $1,063,338,000, consisting of unrealized gains of $1,284,933,000 on securities that had risen in value since their purchase and $2,348,271,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

		($000)
Futures Contracts	Number of Long (Short Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation
Dow Jones EURO STOXX 50 Index	5,157	178,399	26,353
Topix Index	1,302	122,146	19,142
FTSE 100 Index	1,711	121,137	12,534
S&P ASX 200 Index	598	45,462	2,861

At May 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

At May 31, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
	Contract Amount (000)				Appreciation
					(Depreciation)
Contract Settlement Date	Receive		Deliver		($000)
6/24/2009	EUR	121,983	USD	172,588	2,576
6/24/2009	GBP	73,117	USD	117,949	1,003
6/17/2009	JPY	10,945,425	USD	114,780	535
6/24/2009	AUD	57,058	USD	45,597	836
AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Forward Currency Contracts ($000)
Level 1- Quoted prices	2,580,265	60,890	4,950
Level 2- Other significant observable inputs	10,278,232	-	-
Level 3- Significant unobservable inputs	1,043	-	-
Total	12,859,540	60,890	4,950

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2009.

Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of August 31, 2008	3,095
Change in Unrealized Appreciation (Depreciation)	(2,052)
Balance as of May 31, 2009	1,043

		Current Period Transactions
	August 31, 2008		Proceeds From		May 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
SBM Offshore NV	177,698	4,251	50,772	1,531	NA1

1 Not applicable because at May 31, 2009, the security is still held but the issuer is no longer an affiliated company of the fund.

The fund had invested in a company that was considered to be an affiliated company of the fund because the fund owned more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows.

Vanguard FTSE Social Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.0%)
Consumer Discretionary (12.2%)
	McDonald's Corp.	144,638	8,532
	Target Corp.	97,961	3,850
	Lowe's Cos., Inc.	189,841	3,609
*	Amazon.com, Inc.	41,455	3,233
	Staples, Inc.	92,037	1,882
	Best Buy Co., Inc.	53,368	1,873
*	Kohl's Corp.	39,530	1,679
	TJX Cos., Inc.	54,377	1,605
	Carnival Corp.	60,710	1,544
	The Gap, Inc.	69,341	1,238
*	Apollo Group, Inc. Class A	20,454	1,209
*	Coach, Inc.	41,830	1,099
*	Bed Bath & Beyond, Inc.	33,593	944
*	AutoZone Inc.	5,576	848
	Genuine Parts Co.	20,813	697
	Ross Stores, Inc.	16,815	658
	H & R Block, Inc.	44,101	644
	Macy's Inc.	54,736	639
	Nordstrom, Inc.	28,471	561
*	GameStop Corp. Class A	21,195	529
	Limited Brands, Inc.	41,960	525
	Harley-Davidson, Inc.	30,645	520
*	Dollar Tree, Inc.	11,574	518
*	Mohawk Industries, Inc.	9,010	345
	Scripps Networks Interactive	12,280	341
	PetSmart, Inc.	16,673	339
	Royal Caribbean Cruises, Ltd.	20,791	313
	Pulte Homes, Inc.	33,598	296
	American Eagle Outfitters, Inc.	19,894	295
	Wyndham Worldwide Corp.	23,152	273
*	Career Education Corp.	11,617	233
*	Chico's FAS, Inc.	23,579	230
	RadioShack Corp.	16,626	223
	Foot Locker, Inc.	19,977	222
*	Lamar Advertising Co. Class A	9,791	182
*	Office Depot, Inc.	37,457	175
	KB Home	11,438	172
*	Liberty Media Corp.-Capital Series A	11,593	161
	Lennar Corp. Class A	16,440	156
	WABCO Holdings Inc.	8,913	151
	Gannett Co., Inc.	29,622	141
	Hillenbrand Inc.	7,884	135
	New York Times Co. Class A	19,713	130
	Weight Watchers International, Inc.	5,238	123
*	HSN, Inc.	7,880	89
*	Interval Leisure Group, Inc.	7,980	76
*	Ticketmaster Entertainment Inc.	7,680	60
*	Ascent Media Corp.	1,751	51
	E.W. Scripps Co. Class A	3,893	8

*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	179	—
			43,356
Consumer Staples (6.5%)
	CVS Caremark Corp.	185,556	5,530
	Walgreen Co.	128,011	3,813
	Costco Wholesale Corp.	56,044	2,719
	General Mills, Inc.	42,557	2,178
	Sysco Corp.	76,418	1,831
	Kellogg Co.	36,819	1,592
	Safeway, Inc.	55,920	1,133
	The Hershey Co.	21,840	769
*	Dr. Pepper Snapple Group, Inc.	32,920	715
	The Estee Lauder Cos. Inc. Class A	15,534	514
	McCormick & Co., Inc.	15,514	474
	Hormel Foods Corp.	13,088	455
*	Dean Foods Co.	23,204	436
	Whole Foods Market, Inc.	18,252	344
	PepsiAmericas, Inc.	12,459	328
	Alberto-Culver Co.	12,637	294
			23,125
Energy (3.9%)
	Devon Energy Corp.	57,669	3,647
	Apache Corp.	43,185	3,639
	Spectra Energy Corp.	83,650	1,343
	Williams Cos., Inc.	74,942	1,258
	Peabody Energy Corp.	34,596	1,176
	CONSOL Energy, Inc.	23,530	968
*	Ultra Petroleum Corp.	19,708	892
*	Newfield Exploration Co.	17,221	622
	Pioneer Natural Resources Co.	15,034	423
	Teekay Shipping Corp.	7,389	118
			14,086
Financials (27.9%)
	JPMorgan Chase & Co.	484,495	17,878
	Bank of America Corp.	993,600	11,198
	U.S. Bancorp	246,295	4,729
	American Express Co.	151,679	3,769
	MetLife, Inc.	102,965	3,243
	The Travelers Cos., Inc.	75,842	3,084
	CME Group, Inc.	8,678	2,791
	Charles Schwab Corp.	149,514	2,631
	State Street Corp.	55,961	2,599
	PNC Financial Services Group	55,190	2,514
	Prudential Financial, Inc.	55,137	2,201
	AFLAC Inc.	60,449	2,146
	Simon Property Group, Inc. REIT	36,384	1,945
	Ace Ltd.	43,126	1,897
	BB&T Corp.	83,902	1,881
	The Chubb Corp.	46,170	1,831
	Northern Trust Corp.	28,954	1,669
	Franklin Resources, Inc.	22,808	1,525
	Progressive Corp. of Ohio	88,084	1,421
	T. Rowe Price Group Inc.	33,282	1,350
	NYSE Euronext	34,331	1,030

	The Principal Financial Group, Inc.	40,579	901
	Hudson City Bancorp, Inc.	67,982	872
	Ameriprise Financial, Inc.	28,275	854
	Moody's Corp.	30,652	840
	HCP, Inc. REIT	32,972	766
	Plum Creek Timber Co. Inc. REIT	21,702	752
*	IntercontinentalExchange Inc.	6,960	750
	Unum Group	43,178	739
	Host Hotels & Resorts Inc. REIT	77,567	728
	M & T Bank Corp.	14,323	720
	People's United Financial Inc.	45,093	712
	Lincoln National Corp.	33,331	632
	The Hartford Financial Services Group Inc.	42,344	607
	SunTrust Banks, Inc.	46,059	607
	Discover Financial Services	62,379	596
	Regions Financial Corp.	142,172	596
	Willis Group Holdings Ltd.	21,745	579
	Kimco Realty Corp. REIT	47,385	554
	New York Community Bancorp, Inc.	45,380	502
*	Leucadia National Corp.	23,352	488
	Cincinnati Financial Corp.	21,205	479
	PartnerRe Ltd.	7,298	476
	ProLogis REIT	55,197	469
	W.R. Berkley Corp.	21,164	459
	XL Capital Ltd. Class A	42,895	434
*	SLM Corp.	61,684	408
	Regency Centers Corp. REIT	10,507	374
	RenaissanceRe Holdings Ltd.	8,094	370
	Assurant, Inc.	15,506	366
*	Markel Corp.	1,277	364
	Brown & Brown, Inc.	18,576	358
	Legg Mason Inc.	18,177	350
	Genworth Financial Inc.	56,211	333
	AMB Property Corp. REIT	18,204	325
	KeyCorp	64,232	321
	First Horizon National Corp.	26,074	317
	Commerce Bancshares, Inc.	10,014	315
	Old Republic International Corp.	30,442	311
*	The St. Joe Co.	12,061	308
	Liberty Property Trust REIT	12,900	300
	SEI Investments Co.	18,688	288
	First American Corp.	12,217	279
	Duke Realty Corp. REIT	28,122	267
	White Mountains Insurance Group Inc.	1,125	247
	Federated Investors, Inc.	9,766	244
	TCF Financial Corp.	16,999	244
	Associated Banc-Corp.	16,558	240
	City National Corp.	6,338	232
*	MBIA, Inc.	35,127	227
	Valley National Bancorp	18,601	226
	Marshall & Ilsley Corp.	34,307	226
	Zions Bancorp	15,376	210
	Janus Capital Group Inc.	20,187	205
	CIT Group Inc.	51,185	196
	Huntington Bancshares Inc.	47,236	185

	The Macerich Co. REIT	10,284	174
	Synovus Financial Corp.	42,411	139
	Protective Life Corp.	10,814	134
	Fulton Financial Corp.	22,076	128
	Forest City Enterprise Class A	16,437	117
	Popular, Inc.	38,415	113
*	E*TRADE Financial Corp.	73,147	105
	Unitrin, Inc.	6,472	94
	Erie Indemnity Co. Class A	2,676	93
	Allied Capital Corp.	24,867	74
*	Forestar Real Estate Group, Inc.	4,848	59
	Wesco Financial Corp.	181	54
	iStar Financial Inc. REIT	13,964	43
	Ambac Financial Group, Inc.	34,269	43
^	Colonial BancGroup, Inc.	28,099	37
	Student Loan Corp.	494	22
	The PMI Group Inc.	9,714	17
			99,526
Health Care (16.3%)
*	Amgen Inc.	137,360	6,860
*	Gilead Sciences, Inc.	118,192	5,094
	Medtronic, Inc.	145,780	5,007
	UnitedHealth Group Inc.	156,795	4,171
*	WellPoint Inc.	64,669	3,012
*	Medco Health Solutions, Inc.	63,712	2,924
*	Celgene Corp.	59,616	2,518
	Covidien Ltd.	65,116	2,326
*	Genzyme Corp.	35,100	2,076
*	Express Scripts Inc.	31,958	2,047
*	Biogen Idec Inc.	38,538	1,996
*	Boston Scientific Corp.	193,543	1,819
	Allergan, Inc.	39,828	1,758
*	St. Jude Medical, Inc.	44,665	1,743
	Cardinal Health, Inc.	46,761	1,672
	Stryker Corp.	38,538	1,481
	Alcon, Inc.	11,574	1,256
	Quest Diagnostics, Inc.	18,469	964
	CIGNA Corp.	35,371	784
	AmerisourceBergen Corp.	19,836	736
*	Hospira, Inc.	20,719	715
*	Humana Inc.	21,927	687
*	DaVita, Inc.	13,579	612
*	Waters Corp.	12,691	550
*	Henry Schein, Inc.	11,691	532
*	Mylan Inc.	39,263	519
*	Cephalon, Inc.	8,883	518
*	Millipore Corp.	7,058	444
	Beckman Coulter, Inc.	8,110	439
	Omnicare, Inc.	15,600	422
*	Watson Pharmaceuticals, Inc.	13,634	412
*	Coventry Health Care Inc.	19,137	345
	Universal Health Services Class B	6,042	332
*	Patterson Companies, Inc.	15,932	328
*	King Pharmaceuticals, Inc.	32,277	305

*	Sepracor Inc.	14,168	222
*	Health Net Inc.	13,672	205
*	Kinetic Concepts, Inc.	6,945	180
			58,011
Industrials (3.8%)
	Deere & Co.	54,784	2,381
	Norfolk Southern Corp.	47,553	1,769
	PACCAR, Inc.	47,352	1,413
	Republic Services, Inc. Class A	49,454	1,127
	C.H. Robinson Worldwide Inc.	21,982	1,117
	W.W. Grainger, Inc.	10,017	790
*	Iron Mountain, Inc.	26,162	713
*	Jacobs Engineering Group Inc.	15,984	686
	Fastenal Co.	19,516	648
	Southwest Airlines Co.	95,810	646
	Pitney Bowes, Inc.	27,059	619
	Equifax, Inc.	16,538	450
	Manpower Inc.	10,094	429
	J.B. Hunt Transport Services, Inc.	12,261	377
	Cintas Corp.	15,190	354
*	Terex Corp.	12,059	162
			13,681
Information Technology (26.3%)
*	Apple Inc.	115,550	15,693
*	Google Inc.	30,617	12,774
	Intel Corp.	722,046	11,351
	QUALCOMM Inc.	212,994	9,284
*	Dell Inc.	254,231	2,944
	Automatic Data Processing, Inc.	66,021	2,509
	MasterCard, Inc. Class A	12,711	2,241
*	eBay Inc.	124,759	2,198
	Applied Materials, Inc.	172,583	1,943
*	Adobe Systems, Inc.	67,961	1,915
*	Juniper Networks, Inc.	68,497	1,694
*	Symantec Corp.	106,532	1,661
	Western Union Co.	92,843	1,637
*	Broadcom Corp.	55,366	1,411
	Paychex, Inc.	47,214	1,292
*	Intuit, Inc.	41,810	1,138
	Tyco Electronics Ltd.	59,726	1,037
*	Cognizant Technology Solutions Corp.	37,818	953
	CA, Inc.	50,523	882
*	Fiserv, Inc.	20,787	881
*	NetApp, Inc.	42,962	838
*	BMC Software, Inc.	24,084	821
*	McAfee Inc.	19,736	774
*	Citrix Systems, Inc.	23,696	744
	Xilinx, Inc.	35,760	742
*	NVIDIA Corp.	70,040	731
*	Marvell Technology Group Ltd.	59,644	682
	Linear Technology Corp.	28,714	672
	Altera Corp.	38,186	650
*	Check Point Software Technologies Ltd.	27,803	649
*	Autodesk, Inc.	29,363	630

	KLA-Tencor Corp.	21,962	593
*	VeriSign, Inc.	24,993	585
*	Micron Technology, Inc.	109,996	557
	Seagate Technology	63,643	554
	Microchip Technology, Inc.	23,699	511
*	Teradata Corp.	23,237	502
*	Akamai Technologies, Inc.	21,804	485
*	SanDisk Corp.	29,567	463
*	LAM Research Corp.	16,472	431
*	Flextronics International Ltd.	106,435	422
	National Semiconductor Corp.	30,132	418
*	Advanced Micro Devices, Inc.	88,066	400
*	Arrow Electronics, Inc.	15,713	380
*	LSI Corp.	84,645	378
*	Synopsys, Inc.	18,763	366
	Lender Processing Services, Inc.	12,283	357
	Total System Services, Inc.	25,905	354
	Broadridge Financial Solutions LLC	18,750	311
*	Metavante Technologies	11,380	292
*	IAC/InterActiveCorp	16,611	268
*	DST Systems, Inc.	6,575	252
*	Compuware Corp.	32,055	245
*	Novellus Systems, Inc.	12,898	231
	Jabil Circuit, Inc.	28,496	223
	Diebold, Inc.	8,419	208
*	Cadence Design Systems, Inc.	34,555	195
*	Teradyne, Inc.	21,427	153
*	Convergys Corp.	16,485	153
*	JDS Uniphase Corp.	26,687	144
*	EchoStar Corp.	5,740	92
			93,894
Materials (0.8%)
	Sigma-Aldrich Corp.	16,412	795
	Southern Copper Corp. (U.S. Shares)	34,005	712
	Vulcan Materials Co.	14,279	633
	Sealed Air Corp.	20,750	415
*	Pactiv Corp.	17,192	385
			2,940
Telecommunication Services (1.5%)
*	Sprint Nextel Corp.	359,767	1,853
	Millicom International Cellular SA	13,981	849
	Embarq Corp.	18,616	782
*	Crown Castle International Corp.	28,207	684
*	NII Holdings Inc.	21,754	445
	CenturyTel, Inc.	13,215	408
	Frontier Communications Corp.	41,033	299
	Telephone & Data Systems, Inc.	6,973	211
			5,531
Utilities (0.8%)
	Questar Corp.	22,582	765
*	NRG Energy, Inc.	30,749	692
	EQT Corp.	16,900	630
	Pepco Holdings, Inc.	28,480	370

	TECO Energy, Inc.		28,024	314
				2,771
Total Common Stocks (Cost $460,461)				356,921
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.3%)
Money Market Fund
[1,2]	Vanguard Market Liquidity Fund (Cost $1,057)	0.391%	1,056,949	1,057

Total Investments (100.3%) (Cost $461,518)				357,978
Other Assets and Liabilities-Net (-0.3%)[2]				(1,192)
Net Assets (100%)				356,786

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $16,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2	Includes $25,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

FTSE Social Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2009, the cost of investment securities for tax purposes was $461,518,000. Net unrealized depreciation of investment securities for tax purposes was $103,540,000, consisting of unrealized gains of $26,258,000 on securities that had risen in value since their purchase and $129,798,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mega Cap 300 Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.3%)
Consumer Discretionary (8.3%)
	McDonald's Corp.	38,077	2,246
	The Walt Disney Co.	60,299	1,461
	Home Depot, Inc.	57,972	1,343
	Target Corp.	24,906	979
	Time Warner Inc.	41,656	976
	Lowe's Cos., Inc.	51,091	971
*	Amazon.com, Inc.	11,974	934
	Comcast Corp. Class A	62,833	865
	NIKE, Inc. Class B	12,847	733
	News Corp., Class A	72,199	706
*	Ford Motor Co.	97,401	560
	Yum! Brands, Inc.	16,079	557
	Staples, Inc.	24,818	508
	TJX Cos., Inc.	14,575	430
	Best Buy Co., Inc.	12,246	430
*	Kohl's Corp.	10,086	428
	Comcast Corp. Special Class A	31,817	414
*	Liberty Media Corp.	17,115	414
	Johnson Controls, Inc.	20,628	411
*	Viacom Inc. Class B	18,430	409
*	DIRECTV Group, Inc.	17,392	391
	Carnival Corp.	15,226	387
	Time Warner Cable Inc.	12,226	376
*	Starbucks Corp.	25,726	370
	Omnicom Group Inc.	10,869	332
	The McGraw-Hill Cos., Inc.	10,892	328
	The Gap, Inc.	17,264	308
*	Coach, Inc.	11,350	298
*	Apollo Group, Inc. Class A	4,704	278
*	Bed Bath & Beyond, Inc.	8,993	253
	Marriott International, Inc. Class A	9,731	227
	J.C. Penney Co., Inc. (Holding Co.)	7,366	192
	Fortune Brands, Inc.	5,196	182
	Sherwin-Williams Co.	3,407	180
*	AutoZone Inc.	1,179	179
	VF Corp.	3,012	171
	Macy's Inc.	14,503	169
	CBS Corp.	20,356	150
*	DISH Network Corp.	7,209	118
*,^	Sears Holdings Corp.	1,902	108
*	Las Vegas Sands Corp.	10,751	107
	Garmin Ltd.	3,861	81
*	Liberty Global, Inc. Class A	5,139	71
	News Corp., Class B	6,177	69
*	Liberty Global, Inc. Series C	4,924	67
			21,167
Consumer Staples (12.5%)
	The Procter & Gamble Co.	100,213	5,205
	Wal-Mart Stores, Inc.	80,474	4,003

	The Coca-Cola Co.	71,230	3,502
	Philip Morris International Inc.	68,520	2,922
	PepsiCo, Inc.	53,214	2,770
	CVS Caremark Corp.	49,108	1,463
	Kraft Foods Inc.	50,233	1,311
	Altria Group, Inc.	70,450	1,204
	Colgate-Palmolive Co.	17,257	1,138
	Walgreen Co.	33,739	1,005
	Kimberly-Clark Corp.	14,397	747
	Costco Wholesale Corp.	15,029	729
	General Mills, Inc.	11,210	574
	Archer-Daniels-Midland Co.	20,113	553
	Sysco Corp.	20,863	500
	The Kroger Co.	21,527	491
	Kellogg Co.	9,376	405
	H.J. Heinz Co.	10,976	401
	Lorillard, Inc.	5,867	401
	Avon Products, Inc.	14,973	398
	Safeway, Inc.	15,048	305
	ConAgra Foods, Inc.	15,702	292
	The Clorox Co.	4,874	256
	Reynolds American Inc.	6,051	242
	Molson Coors Brewing Co. Class B	5,176	228
	Campbell Soup Co.	7,472	207
	Sara Lee Corp.	22,593	203
	The Hershey Co.	5,582	197
	Coca-Cola Enterprises, Inc.	10,009	167
	The Pepsi Bottling Group, Inc.	5,065	166
	Brown-Forman Corp. Class B	2,741	120
			32,105
Energy (13.9%)
	ExxonMobil Corp.	169,183	11,733
	Chevron Corp.	68,541	4,570
	Schlumberger Ltd.	40,894	2,340
	ConocoPhillips Co.	48,083	2,204
	Occidental Petroleum Corp.	27,706	1,859
	Apache Corp.	11,650	982
	Devon Energy Corp.	14,591	923
*	Transocean Ltd.	11,104	883
	Anadarko Petroleum Corp.	17,419	832
	XTO Energy, Inc.	19,077	816
	Marathon Oil Corp.	24,635	785
	Halliburton Co.	31,206	716
	Hess Corp.	10,247	682
	EOG Resources, Inc.	8,684	636
*	National Oilwell Varco Inc.	14,512	560
*	Southwestern Energy Co.	12,020	522
*	Weatherford International Ltd.	23,680	490
	Chesapeake Energy Corp.	20,075	455
	Baker Hughes Inc.	10,729	419
	Valero Energy Corp.	18,006	403
	Murphy Oil Corp.	6,271	370
	Noble Energy, Inc.	5,913	352
	Spectra Energy Corp.	21,185	340

	Williams Cos., Inc.	20,074	337
	Peabody Energy Corp.	9,339	317
	Noble Corp.	8,947	307
*	Ultra Petroleum Corp.	5,172	234
	Smith International, Inc.	7,596	222
	Diamond Offshore Drilling, Inc.	2,418	204
			35,493
Financials (13.3%)
	JPMorgan Chase & Co.	127,635	4,710
	Wells Fargo & Co.	149,580	3,814
	Bank of America Corp.	261,676	2,949
	The Goldman Sachs Group, Inc.	16,332	2,361
	U.S. Bancorp	64,883	1,246
	Morgan Stanley	38,419	1,165
*	Berkshire Hathaway Inc. Class B	375	1,114
	Bank of New York Mellon Corp.	39,269	1,091
	American Express Co.	36,466	906
	MetLife, Inc.	27,707	873
	The Travelers Cos., Inc.	20,360	828
	State Street Corp.	16,899	785
	PNC Financial Services Group	14,897	679
	CME Group, Inc.	2,090	672
	Charles Schwab Corp.	34,266	603
	Prudential Financial, Inc.	14,646	585
	AFLAC Inc.	16,183	574
	Simon Property Group, Inc. REIT	9,576	512
	Ace Ltd.	11,578	509
	BB&T Corp.	22,179	497
	The Chubb Corp.	12,373	491
	The Allstate Corp.	17,728	456
	Northern Trust Corp.	7,496	432
	Citigroup Inc.	113,588	423
	Capital One Financial Corp.	15,760	385
	Franklin Resources, Inc.	5,654	378
	Progressive Corp. of Ohio	22,258	359
	T. Rowe Price Group Inc.	8,512	345
	Marsh & McLennan Cos., Inc.	17,806	337
	Loews Corp.	11,337	307
	Aon Corp.	8,437	304
	Public Storage, Inc. REIT	4,403	293
	Annaly Capital Management Inc. REIT	18,611	259
	Vornado Realty Trust REIT	5,491	256
	The Principal Financial Group, Inc.	10,843	241
	NYSE Euronext	7,897	237
	Equity Residential REIT	9,487	231
	Ameriprise Financial, Inc.	7,477	226
	Invesco, Ltd.	14,298	224
	Hudson City Bancorp, Inc.	16,329	210
	Boston Properties, Inc. REIT	4,172	202
	Moody's Corp.	7,038	193
	SunTrust Banks, Inc.	11,629	153
	American International Group, Inc.	83,106	140
*	TD Ameritrade Holding Corp.	8,061	137
*	Leucadia National Corp.	6,423	134

	M & T Bank Corp.	2,648	133
	BlackRock, Inc.	485	77
			34,036
Health Care (14.1%)
	Johnson & Johnson	94,570	5,217
	Pfizer Inc.	230,640	3,503
	Abbott Laboratories	52,841	2,381
	Wyeth	45,524	2,042
	Merck & Co., Inc.	72,290	1,994
*	Amgen Inc.	35,799	1,788
	Schering-Plough Corp.	55,597	1,357
	Bristol-Myers Squibb Co.	67,685	1,348
*	Gilead Sciences, Inc.	31,132	1,342
	Medtronic, Inc.	38,235	1,313
	Eli Lilly & Co.	34,988	1,210
	UnitedHealth Group Inc.	42,101	1,120
	Baxter International, Inc.	20,989	1,074
*	WellPoint Inc.	17,041	794
*	Medco Health Solutions, Inc.	16,789	770
*	Celgene Corp.	15,978	675
	Covidien Ltd.	17,567	628
	Becton, Dickinson & Co.	8,450	572
*	Thermo Fisher Scientific, Inc.	14,683	571
*	Genzyme Corp.	9,434	558
*	Biogen Idec Inc.	10,213	529
*	Express Scripts Inc.	8,046	515
*	Boston Scientific Corp.	50,526	475
*	St. Jude Medical, Inc.	12,039	470
	Allergan, Inc.	10,565	466
	Cardinal Health, Inc.	12,489	447
	Aetna Inc.	16,091	431
	McKesson Corp.	9,586	394
	Stryker Corp.	9,863	379
*	Zimmer Holdings, Inc.	7,882	351
	Quest Diagnostics, Inc.	5,833	305
	C.R. Bard, Inc.	3,489	249
*	Forest Laboratories, Inc.	10,471	248
*	Laboratory Corp. of America Holdings	3,704	226
	CIGNA Corp.	9,431	209
			35,951
Industrials (9.6%)
	General Electric Co.	361,384	4,871
	United Technologies Corp.	30,649	1,612
	3M Co.	22,536	1,287
	United Parcel Service, Inc.	23,166	1,185
	The Boeing Co.	23,586	1,058
	Lockheed Martin Corp.	11,488	961
	Union Pacific Corp.	17,205	848
	Burlington Northern Santa Fe Corp.	11,604	841
	Emerson Electric Co.	25,816	828
	Honeywell International Inc.	24,080	799
	Caterpillar, Inc.	21,064	747
	General Dynamics Corp.	11,570	658
	Deere & Co.	14,841	645

	Raytheon Co.	13,681	611
	FedEx Corp.	10,265	569
	Danaher Corp.	9,206	556
	Northrop Grumman Corp.	10,844	516
	Norfolk Southern Corp.	12,873	479
	Illinois Tool Works, Inc.	14,214	459
	Tyco International Ltd.	16,440	454
	Waste Management, Inc.	15,964	440
	CSX Corp.	13,768	437
	Precision Castparts Corp.	4,841	400
	PACCAR, Inc.	12,066	360
	L-3 Communications Holdings, Inc.	4,180	307
	C.H. Robinson Worldwide Inc.	5,793	294
*	First Solar, Inc.	1,536	292
	Fluor Corp.	6,207	292
	Republic Services, Inc. Class A	12,428	283
	ITT Industries, Inc.	5,971	246
	Eaton Corp.	5,482	238
	Expeditors International of Washington, Inc.	7,248	238
	Parker Hannifin Corp.	5,494	232
	Ingersoll-Rand Co.	11,028	223
	Cummins Inc.	6,542	212
	Southwest Airlines Co.	25,604	173
			24,651
Information Technology (18.3%)
	Microsoft Corp.	273,594	5,715
	International Business Machines Corp.	45,875	4,876
*	Apple Inc.	30,450	4,135
*	Cisco Systems, Inc.	199,584	3,692
*	Google Inc.	8,216	3,428
	Intel Corp.	190,180	2,990
	Hewlett-Packard Co.	82,317	2,828
	Oracle Corp.	138,034	2,704
	QUALCOMM Inc.	56,399	2,458
	Visa Inc.	15,646	1,059
	Texas Instruments, Inc.	43,649	847
*	EMC Corp.	71,089	835
	Corning, Inc.	54,201	797
*	Yahoo! Inc.	46,006	729
*	Dell Inc.	61,524	712
	Automatic Data Processing, Inc.	17,725	674
*	eBay Inc.	37,759	665
	Accenture Ltd.	21,381	640
	MasterCard, Inc. Class A	3,083	544
	Applied Materials, Inc.	46,557	524
*	Adobe Systems, Inc.	18,576	524
	Motorola, Inc.	78,638	477
*	Juniper Networks, Inc.	18,385	455
*	Symantec Corp.	29,009	452
	Western Union Co.	25,079	442
*	Broadcom Corp.	14,569	371
	Paychex, Inc.	11,401	312
*	Intuit, Inc.	10,710	292
	Tyco Electronics Ltd.	15,824	275

*	Electronic Arts Inc.	11,108	255
	CA, Inc.	14,415	252
*	Cognizant Technology Solutions Corp.	9,957	251
	Analog Devices, Inc.	10,250	250
*	Activision Blizzard, Inc.	20,709	250
*	Sun Microsystems, Inc.	25,464	229
*	Agilent Technologies, Inc.	12,548	229
*	NetApp, Inc.	11,301	220
	Xerox Corp.	29,959	204
*	NVIDIA Corp.	18,326	191
*	VMware Inc.	1,615	50
			46,833
Materials (3.1%)
	Monsanto Co.	18,714	1,537
	E.I. du Pont de Nemours & Co.	31,421	895
	Newmont Mining Corp. (Holding Co.)	16,455	804
	Praxair, Inc.	10,763	788
	Freeport-McMoRan Copper & Gold, Inc. Class B	14,077	766
	Dow Chemical Co.	36,789	651
	Nucor Corp.	10,996	483
	Air Products & Chemicals, Inc.	7,294	473
	Ecolab, Inc.	8,279	309
	Alcoa Inc.	33,219	306
	The Mosaic Co.	5,471	299
	PPG Industries, Inc.	5,789	258
	Weyerhaeuser Co.	7,362	247
	International Paper Co.	14,071	202
			8,018
Other (0.1%)
[1]	Miscellaneous Securities		231
Telecommunication Services (3.6%)
	AT&T Inc.	201,509	4,995
	Verizon Communications Inc.	97,127	2,842
*	Sprint Nextel Corp.	96,966	499
*	American Tower Corp. Class A	13,847	441
*	Crown Castle International Corp.	9,871	240
	Qwest Communications International Inc.	54,028	236
			9,253
Utilities (3.5%)
	Exelon Corp.	22,507	1,081
	Southern Co.	26,966	766
	FPL Group, Inc.	13,512	764
	Dominion Resources, Inc.	20,283	645
	Duke Energy Corp.	43,971	622
	Public Service Enterprise Group, Inc.	17,607	561
	Entergy Corp.	6,634	495
	PG&E Corp.	12,646	464
	American Electric Power Co., Inc.	16,330	430
	PPL Corp.	13,004	422
	FirstEnergy Corp.	10,570	400
	Sempra Energy	8,041	367
	Progress Energy, Inc.	9,657	343
	Consolidated Edison Inc.	9,494	337
	Edison International	10,737	314

	Xcel Energy, Inc.	15,355	263
*	AES Corp.	23,025	230
	Ameren Corp.	7,485	174
	Constellation Energy Group, Inc.	6,172	168
			8,846
Total Common Stocks (Cost $314,090)			256,584

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $128)	0.391%	127,602	128

Total Investments (100.4%) (Cost $314,218)				256,712
Other Assets and Liabilities-Net (-0.4%)[3]				(1,097)
Net Assets (100%)				255,615

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $125,000.
1	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	Includes $128,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Mega Cap 300 Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2009, the cost of investment securities for tax purposes was $314,218,000. Net unrealized depreciation of investment securities for tax purposes was $57,506,000, consisting of unrealized gains of $1,450,000 on securities that had risen in value since their purchase and $58,956,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mega Cap 300 Growth Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.8%)
Consumer Discretionary (11.0%)
	McDonald's Corp.	79,864	4,711
	Target Corp.	51,281	2,015
	Lowe's Cos., Inc.	105,422	2,004
*	Amazon.com, Inc.	24,589	1,918
	NIKE, Inc. Class B	26,434	1,508
	Home Depot, Inc.	60,795	1,408
*	Ford Motor Co.	200,240	1,152
	Yum! Brands, Inc.	32,985	1,142
	Staples, Inc.	51,161	1,046
	Best Buy Co., Inc.	25,202	885
*	Kohl's Corp.	20,761	882
	TJX Cos., Inc.	29,858	881
	Comcast Corp. Special Class A	67,644	879
*	Viacom Inc. Class B	39,368	873
*	DIRECTV Group, Inc.	36,397	819
*	Starbucks Corp.	52,682	758
	Comcast Corp. Class A	52,676	725
	The McGraw-Hill Cos., Inc.	22,555	679
	Omnicom Group Inc.	21,518	656
*	Coach, Inc.	22,572	593
*	Apollo Group, Inc. Class A	9,351	553
*	Bed Bath & Beyond, Inc.	17,955	505
	Marriott International, Inc. Class A	21,327	498
	Sherwin-Williams Co.	7,145	377
*	AutoZone Inc.	2,473	376
	J.C. Penney Co., Inc. (Holding Co.)	9,840	257
	The Gap, Inc.	12,414	222
*	Las Vegas Sands Corp.	21,468	213
*	DISH Network Corp.	9,327	153
*	Liberty Global, Inc. Class A	10,151	140
*	Liberty Global, Inc. Series C	9,666	132
	Garmin Ltd.	5,604	117
			29,077
Consumer Staples (17.1%)
	Wal-Mart Stores, Inc.	168,784	8,395
	The Procter & Gamble Co.	136,620	7,096
	Philip Morris International Inc.	143,714	6,128
	PepsiCo, Inc.	111,610	5,809
	CVS Caremark Corp.	103,000	3,069
	The Coca-Cola Co.	52,288	2,571
	Colgate-Palmolive Co.	36,196	2,387
	Walgreen Co.	70,765	2,108
	Costco Wholesale Corp.	31,071	1,508
	Kellogg Co.	19,174	829
	Avon Products, Inc.	30,576	812
	General Mills, Inc.	15,061	771
	Archer-Daniels-Midland Co.	20,715	570
	Kimberly-Clark Corp.	9,999	519
	The Clorox Co.	9,590	503

	The Hershey Co.	11,329	399
	H.J. Heinz Co.	10,855	397
	Lorillard, Inc.	5,802	396
	Campbell Soup Co.	9,757	271
	Coca-Cola Enterprises, Inc.	10,496	175
	The Pepsi Bottling Group, Inc.	3,718	122
	Brown-Forman Corp. Class B	2,012	88
			44,923
Energy (6.5%)
	Schlumberger Ltd.	85,771	4,909
	Occidental Petroleum Corp.	20,339	1,365
*	Transocean Ltd.	14,900	1,184
	Anadarko Petroleum Corp.	23,270	1,112
*	Southwestern Energy Co.	24,644	1,071
*	Weatherford International Ltd.	50,045	1,036
	Hess Corp.	13,680	911
	EOG Resources, Inc.	11,639	852
	Noble Energy, Inc.	12,401	738
	Peabody Energy Corp.	19,122	650
	XTO Energy, Inc.	13,822	591
*	National Oilwell Varco Inc.	14,965	578
*	Ultra Petroleum Corp.	10,846	491
	Murphy Oil Corp.	8,123	479
	Smith International, Inc.	15,116	441
	Noble Corp.	12,197	419
	Diamond Offshore Drilling, Inc.	4,795	404
			17,231
Financials (4.6%)
*	Berkshire Hathaway Inc. Class B	789	2,345
	CME Group, Inc.	4,324	1,391
	Charles Schwab Corp.	70,547	1,242
	State Street Corp.	22,660	1,052
	American Express Co.	37,432	930
	U.S. Bancorp	47,630	914
	Northern Trust Corp.	15,407	888
	Franklin Resources, Inc.	11,693	782
	T. Rowe Price Group Inc.	18,355	745
	Public Storage, Inc. REIT	8,786	585
	Moody's Corp.	14,192	389
*	TD Ameritrade Holding Corp.	16,906	288
	Hudson City Bancorp, Inc.	16,903	217
	Aon Corp.	5,905	213
	BlackRock, Inc.	1,017	162
			12,143
Health Care (15.3%)
	Johnson & Johnson	99,175	5,470
	Abbott Laboratories	110,828	4,994
*	Amgen Inc.	75,086	3,750
	Schering-Plough Corp.	116,609	2,845
*	Gilead Sciences, Inc.	65,298	2,814
	Medtronic, Inc.	80,194	2,755
	Baxter International, Inc.	44,023	2,254
*	Medco Health Solutions, Inc.	35,214	1,616
*	Celgene Corp.	32,951	1,392

*	Genzyme Corp.	19,401	1,147
	Becton, Dickinson & Co.	16,842	1,140
*	Biogen Idec Inc.	21,318	1,104
*	Express Scripts Inc.	16,874	1,081
*	St. Jude Medical, Inc.	24,684	963
	Allergan, Inc.	21,795	962
*	WellPoint Inc.	17,870	832
	Stryker Corp.	21,328	820
	UnitedHealth Group Inc.	30,512	812
	McKesson Corp.	19,638	808
*	Zimmer Holdings, Inc.	16,106	718
	Quest Diagnostics, Inc.	11,496	600
	C.R. Bard, Inc.	6,864	491
*	Laboratory Corp. of America Holdings	7,767	473
	Aetna Inc.	11,573	310
			40,151
Industrials (6.6%)
	United Parcel Service, Inc.	48,589	2,485
	Lockheed Martin Corp.	24,095	2,015
	Union Pacific Corp.	36,087	1,778
	Raytheon Co.	28,683	1,281
	FedEx Corp.	21,209	1,176
	Danaher Corp.	19,165	1,156
	Precision Castparts Corp.	10,036	829
	PACCAR, Inc.	24,711	738
	Deere & Co.	14,758	641
	C.H. Robinson Worldwide Inc.	12,149	617
*	First Solar, Inc.	3,221	612
	Fluor Corp.	13,019	612
	L-3 Communications Holdings, Inc.	8,263	607
	Honeywell International Inc.	17,531	581
	Expeditors International of Washington, Inc.	15,202	499
	ITT Industries, Inc.	11,927	491
	Parker Hannifin Corp.	11,523	487
	Southwest Airlines Co.	51,239	345
	Waste Management, Inc.	11,886	328
			17,278
Information Technology (34.4%)
	Microsoft Corp.	573,828	11,987
	International Business Machines Corp.	96,219	10,226
*	Apple Inc.	63,867	8,674
*	Cisco Systems, Inc.	418,602	7,744
*	Google Inc.	17,233	7,190
	Hewlett-Packard Co.	172,651	5,931
	Oracle Corp.	289,510	5,672
	QUALCOMM Inc.	118,291	5,156
	Intel Corp.	139,608	2,195
	Visa Inc.	32,191	2,180
*	EMC Corp.	146,353	1,720
	Corning, Inc.	111,519	1,639
*	Yahoo! Inc.	94,545	1,498
*	Dell Inc.	125,501	1,453
*	eBay Inc.	78,207	1,378
	Automatic Data Processing, Inc.	36,209	1,376

	Accenture Ltd.	43,557	1,304
	Texas Instruments, Inc.	59,506	1,155
	MasterCard, Inc. Class A	6,359	1,121
*	Adobe Systems, Inc.	37,594	1,059
*	Juniper Networks, Inc.	37,862	936
*	Symantec Corp.	57,929	903
	Western Union Co.	50,918	898
*	Broadcom Corp.	30,903	788
	Applied Materials, Inc.	61,967	698
	Paychex, Inc.	22,470	615
*	Intuit, Inc.	21,210	577
*	Cognizant Technology Solutions Corp.	20,883	526
*	Electronic Arts Inc.	22,176	510
	CA, Inc.	28,652	500
*	Activision Blizzard, Inc.	41,172	497
*	Sun Microsystems, Inc.	53,407	481
*	Agilent Technologies, Inc.	24,688	450
*	NetApp, Inc.	22,670	442
	Motorola, Inc.	57,143	346
	Analog Devices, Inc.	13,576	331
*	NVIDIA Corp.	25,035	261
*	VMware Inc.	3,070	95
			90,512
Materials (3.7%)
	Monsanto Co.	39,251	3,224
	Newmont Mining Corp. (Holding Co.)	34,317	1,677
	Praxair, Inc.	22,023	1,612
	Freeport-McMoRan Copper & Gold, Inc. Class B	29,523	1,607
	Ecolab, Inc.	16,486	616
	The Mosaic Co.	7,250	397
	Air Products & Chemicals, Inc.	5,263	341
	Weyerhaeuser Co.	7,575	254
			9,728
Telecommunication Services (0.5%)
*	American Tower Corp. Class A	28,478	908
*	Crown Castle International Corp.	20,702	502
			1,410
Utilities (0.1%)
*	AES Corp.	23,888	239
Total Investments (99.8%) (Cost $290,741)			262,692
Other Assets and Liabilities-Net (0.2%)			578
Net Assets (100%)			263,270

*	Non-income-producing security.
REIT—Real Estate Investment Trust.

Mega Cap 300 Growth Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At May 31, 2009, the cost of investment securities for tax purposes was $290,741,000. Net unrealized depreciation of investment securities for tax purposes was $28,049,000, consisting of unrealized gains of $2,457,000 on securities that had risen in value since their purchase and $30,506,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mega Cap 300 Value Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.7%)
Consumer Discretionary (5.4%)
	The Walt Disney Co.	94,568	2,291
	Time Warner Inc.	64,132	1,502
	News Corp., Class A	114,135	1,116
	Home Depot, Inc.	45,459	1,053
*	Liberty Media Corp.	26,451	639
	Johnson Controls, Inc.	31,864	635
	Carnival Corp.	23,475	597
	Time Warner Cable Inc.	18,892	582
	Comcast Corp. Class A	36,749	506
	The Gap, Inc.	17,237	308
	Comcast Corp. Special Class A	21,724	282
	Fortune Brands, Inc.	8,051	282
	VF Corp.	4,723	268
	Macy's Inc.	22,527	263
	CBS Corp.	31,655	234
*,^	Sears Holdings Corp.	2,983	170
	J.C. Penney Co., Inc. (Holding Co.)	3,961	103
	News Corp., Class B	6,859	77
*	DISH Network Corp.	4,136	68
	Garmin Ltd.	2,257	47
*	Ford Motor Co.	395	2
			11,025
Consumer Staples (8.1%)
	The Coca-Cola Co.	72,613	3,570
	The Procter & Gamble Co.	55,008	2,857
	Kraft Foods Inc.	78,782	2,057
	Altria Group, Inc.	110,489	1,888
	The Kroger Co.	33,239	758
	Sysco Corp.	31,597	757
	Kimberly-Clark Corp.	14,416	748
	Safeway, Inc.	22,999	466
	ConAgra Foods, Inc.	23,976	446
	Archer-Daniels-Midland Co.	15,489	426
	Reynolds American Inc.	9,377	375
	Molson Coors Brewing Co. Class B	8,118	357
	Sara Lee Corp.	35,433	318
	General Mills, Inc.	6,153	315
	H.J. Heinz Co.	8,436	308
	Lorillard, Inc.	4,506	308
	The Pepsi Bottling Group, Inc.	5,163	170
	Coca-Cola Enterprises, Inc.	7,848	131
	Brown-Forman Corp. Class B	2,794	122
	Campbell Soup Co.	4,322	120
			16,497
Energy (20.8%)
	ExxonMobil Corp.	264,995	18,377
	Chevron Corp.	107,494	7,167
	ConocoPhillips Co.	75,409	3,457
	Occidental Petroleum Corp.	28,243	1,895

	Apache Corp.	17,948	1,512
	Devon Energy Corp.	22,608	1,430
	Marathon Oil Corp.	37,836	1,206
	Halliburton Co.	48,112	1,103
	XTO Energy, Inc.	19,196	821
	Chesapeake Energy Corp.	30,922	701
	Baker Hughes Inc.	16,492	644
	Valero Energy Corp.	27,671	619
	Spectra Energy Corp.	35,137	564
	Williams Cos., Inc.	31,061	521
*	Transocean Ltd.	6,000	477
	Anadarko Petroleum Corp.	9,369	448
*	National Oilwell Varco Inc.	11,191	432
	Hess Corp.	5,507	367
	EOG Resources, Inc.	4,687	343
	Murphy Oil Corp.	3,396	200
	Noble Corp.	4,911	169
			42,453
Financials (21.6%)
	JPMorgan Chase & Co.	200,171	7,386
	Wells Fargo & Co.	234,589	5,982
	Bank of America Corp.	410,391	4,625
	The Goldman Sachs Group, Inc.	25,615	3,703
	Morgan Stanley	59,258	1,797
	Bank of New York Mellon Corp.	61,586	1,711
	MetLife, Inc.	42,556	1,340
	The Travelers Cos., Inc.	31,363	1,275
	U.S. Bancorp	66,142	1,270
	PNC Financial Services Group	23,755	1,082
	Prudential Financial, Inc.	22,629	903
	AFLAC Inc.	25,071	890
	Simon Property Group, Inc. REIT	14,759	789
	Ace Ltd.	17,891	787
	BB&T Corp.	34,086	764
	The Chubb Corp.	19,074	756
	The Allstate Corp.	27,308	703
	American Express Co.	27,989	695
^	Citigroup Inc.	166,047	618
	Capital One Financial Corp.	24,220	592
	Progressive Corp. of Ohio	34,476	556
	Marsh & McLennan Cos., Inc.	27,567	522
	Loews Corp.	18,698	506
	State Street Corp.	9,123	424
	Annaly Capital Management Inc. REIT	29,188	407
	Vornado Realty Trust REIT	8,459	395
	The Principal Financial Group, Inc.	16,659	370
	Equity Residential REIT	14,628	356
	NYSE Euronext	11,827	355
	Ameriprise Financial, Inc.	11,609	351
	Invesco, Ltd.	22,054	345
	Boston Properties, Inc. REIT	6,498	314
	Aon Corp.	8,463	305
	SunTrust Banks, Inc.	19,330	255
	American International Group, Inc.	129,862	219

*	Leucadia National Corp.	10,202	213
	M & T Bank Corp.	4,077	205
	Hudson City Bancorp, Inc.	12,640	162
			43,928
Health Care (12.8%)
	Pfizer Inc.	361,715	5,494
	Johnson & Johnson	74,158	4,091
	Wyeth	71,397	3,203
	Merck & Co., Inc.	113,373	3,127
	Bristol-Myers Squibb Co.	106,151	2,115
	Eli Lilly & Co.	54,872	1,897
	UnitedHealth Group Inc.	42,372	1,127
	Covidien Ltd.	27,023	965
*	Thermo Fisher Scientific, Inc.	22,535	877
*	Boston Scientific Corp.	79,980	752
	Cardinal Health, Inc.	19,326	691
*	WellPoint Inc.	13,364	622
	Aetna Inc.	16,073	430
*	Forest Laboratories, Inc.	16,175	383
	CIGNA Corp.	14,534	322
			26,096
Industrials (12.5%)
	General Electric Co.	566,764	7,640
	United Technologies Corp.	48,068	2,529
	3M Co.	35,345	2,018
	The Boeing Co.	36,992	1,659
	Burlington Northern Santa Fe Corp.	18,201	1,318
	Emerson Electric Co.	40,489	1,299
	Caterpillar, Inc.	32,257	1,144
	General Dynamics Corp.	17,597	1,001
	Honeywell International Inc.	24,344	807
	Northrop Grumman Corp.	16,667	794
	Illinois Tool Works, Inc.	22,749	735
	Norfolk Southern Corp.	19,651	731
	Tyco International Ltd.	25,382	701
	CSX Corp.	21,411	680
	Deere & Co.	11,332	493
	Republic Services, Inc. Class A	20,618	470
	Waste Management, Inc.	16,274	449
	Eaton Corp.	8,400	365
	Ingersoll-Rand Co.	17,094	346
	Cummins Inc.	10,259	333
			25,512
Information Technology (2.6%)
	Intel Corp.	193,870	3,048
	Motorola, Inc.	79,352	481
	Texas Instruments, Inc.	23,960	465
	Tyco Electronics Ltd.	24,560	427
	Xerox Corp.	46,374	315
	Applied Materials, Inc.	24,951	281
	Analog Devices, Inc.	5,466	133
*	NVIDIA Corp.	10,081	105
			5,255

Materials (2.5%)
	E.I. du Pont de Nemours & Co.		48,398	1,378
	Dow Chemical Co.		56,623	1,001
	Nucor Corp.		16,839	739
	Air Products & Chemicals, Inc.		7,307	473
	Alcoa Inc.		50,960	470
	PPG Industries, Inc.		8,807	392
	International Paper Co.		21,792	313
	Weyerhaeuser Co.		5,663	190
	The Mosaic Co.		2,920	160
				5,116
Other (0.2%)
[1]	Miscellaneous Securities			381
Telecommunication Services (6.6%)
	AT&T Inc.		316,029	7,834
	Verizon Communications Inc.		152,325	4,457
*	Sprint Nextel Corp.		149,183	768
	Qwest Communications International Inc.		82,471	360
				13,419
Utilities (6.6%)
	Exelon Corp.		35,298	1,695
	Southern Co.		41,700	1,185
	FPL Group, Inc.		20,831	1,178
	Dominion Resources, Inc.		31,289	995
	Duke Energy Corp.		68,211	965
	Public Service Enterprise Group, Inc.		27,134	865
	Entergy Corp.		10,152	757
	PG&E Corp.		19,614	720
	American Electric Power Co., Inc.		24,993	658
	PPL Corp.		20,086	652
	FirstEnergy Corp.		16,346	618
	Sempra Energy		12,401	566
	Progress Energy, Inc.		14,800	526
	Consolidated Edison Inc.		14,685	521
	Edison International		16,598	485
	Xcel Energy, Inc.		24,081	413
	Ameren Corp.		11,384	265
	Constellation Energy Group, Inc.		9,610	262
*	AES Corp.		17,863	178
				13,504
Total Common Stocks (Cost $232,398)				203,186
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $820)	0.391%	820,402	820

Total Investments (100.1%) (Cost $233,218)				204,006
Other Assets and Liabilities-Net (-0.1%)[3]				(294)
Net Assets (100%)				203,712

*	Non-income-producing security.

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $774,000.
1	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	Includes $820,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2009, the cost of investment securities for tax purposes was $233,218,000. Net unrealized depreciation of investment securities for tax purposes was $29,212,000, consisting of unrealized gains of $5,181,000 on securities that had risen in value since their purchase and $34,393,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments

As of May 31, 2009

Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Government Securities (100.1%)
U.S. Treasury STRIPS	0.00%	8/15/29	9,260	3,648
U.S. Treasury STRIPS	0.00%	8/15/29	9,750	3,902
U.S. Treasury STRIPS	0.00%	11/15/29	10,350	4,045
U.S. Treasury STRIPS	0.00%	2/15/30	10,200	3,934
U.S. Treasury STRIPS	0.00%	5/15/30	8,350	3,231
U.S. Treasury STRIPS	0.00%	5/15/30	11,650	4,432
U.S. Treasury STRIPS	0.00%	8/15/30	10,250	3,858
U.S. Treasury STRIPS	0.00%	11/15/30	8,725	3,258
U.S. Treasury STRIPS	0.00%	2/15/31	5,150	1,929
U.S. Treasury STRIPS	0.00%	2/15/31	14,250	5,243
U.S. Treasury STRIPS	0.00%	5/15/31	10,540	3,837
U.S. Treasury STRIPS	0.00%	8/15/31	10,650	3,831
U.S. Treasury STRIPS	0.00%	11/15/31	9,300	3,310
U.S. Treasury STRIPS	0.00%	2/15/32	9,450	3,318
U.S. Treasury STRIPS	0.00%	5/15/32	10,705	3,724
U.S. Treasury STRIPS	0.00%	8/15/32	10,750	3,703
U.S. Treasury STRIPS	0.00%	11/15/32	9,285	3,167
U.S. Treasury STRIPS	0.00%	2/15/33	10,300	3,473
U.S. Treasury STRIPS	0.00%	5/15/33	10,300	3,447
U.S. Treasury STRIPS	0.00%	8/15/33	10,250	3,392
U.S. Treasury STRIPS	0.00%	11/15/33	8,850	2,901
U.S. Treasury STRIPS	0.00%	2/15/34	9,800	3,175
U.S. Treasury STRIPS	0.00%	5/15/34	9,960	3,191
U.S. Treasury STRIPS	0.00%	8/15/34	9,300	2,945
U.S. Treasury STRIPS	0.00%	11/15/34	10,225	3,207
U.S. Treasury STRIPS	0.00%	2/15/35	9,750	3,023
U.S. Treasury STRIPS	0.00%	5/15/35	10,125	3,111
U.S. Treasury STRIPS	0.00%	8/15/35	10,050	3,047
U.S. Treasury STRIPS	0.00%	11/15/35	10,960	3,298
U.S. Treasury STRIPS	0.00%	2/15/36	8,050	2,478
U.S. Treasury STRIPS	0.00%	2/15/36	12,300	3,663
U.S. Treasury STRIPS	0.00%	5/15/36	9,520	2,816
U.S. Treasury STRIPS	0.00%	8/15/36	9,800	2,865
U.S. Treasury STRIPS	0.00%	11/15/36	9,930	2,884
U.S. Treasury STRIPS	0.00%	2/15/37	13,245	3,784
U.S. Treasury STRIPS	0.00%	2/15/37	6,700	1,970
U.S. Treasury STRIPS	0.00%	5/15/37	9,150	2,664
U.S. Treasury STRIPS	0.00%	5/15/37	11,000	3,111
U.S. Treasury STRIPS	0.00%	8/15/37	10,445	2,961
U.S. Treasury STRIPS	0.00%	11/15/37	10,200	2,867
U.S. Treasury STRIPS	0.00%	2/15/38	12,850	3,651
U.S. Treasury STRIPS	0.00%	2/15/38	7,000	1,967
U.S. Treasury STRIPS	0.00%	5/15/38	14,595	4,110
U.S. Treasury STRIPS	0.00%	5/15/38	9,850	2,738
U.S. Treasury STRIPS	0.00%	8/15/38	2,200	607
U.S. Treasury STRIPS	0.00%	2/15/39	18,250	5,013
U.S. Treasury STRIPS	0.00%	2/15/39	4,000	1,087
U.S. Treasury STRIPS	0.00%	5/15/39	19,000	5,066

Total Investments (100.1%) (Cost $159,738)	156,882
Other Assets and Liabilities-Net (-0.1%)	(79)
Net Assets (100%)	156,803

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At May 31, 2009, the cost of investment securities for tax purposes was $159,738,000. Net unrealized depreciation of investment securities for tax purposes was $2,856,000, consisting of unrealized gains of $1,121,000 on securities that had risen in value since their purchase and $3,977,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.1%)
Auto Components (2.8%)
	Johnson Controls, Inc.	62,859	1,253
	BorgWarner, Inc.	12,259	395
*	The Goodyear Tire & Rubber Co.	24,302	278
	Autoliv, Inc.	8,831	245
	Gentex Corp.	14,721	174
	WABCO Holdings Inc.	6,759	115
	Cooper Tire & Rubber Co.	5,984	63
*	TRW Automotive Holdings Corp.	5,888	53
*	Exide Technologies	8,000	49
*	Tenneco Automotive, Inc.	4,975	30
*	Drew Industries, Inc.	2,078	30
	Superior Industries International, Inc.	2,436	29
*	Fuel Systems Solutions, Inc.	1,294	27
	Spartan Motors, Inc.	2,491	23
	ArvinMeritor, Inc.	7,428	19
*	Dorman Products, Inc.	1,306	19
*	Raser Technologies, Inc.	3,874	15
	Modine Manufacturing Co.	3,254	15
*	Dana Holding Corp.	10,674	14
	American Axle & Manufacturing Holdings, Inc.	4,879	10
*	Lear Corp.	6,976	9
			2,865
Automobiles (2.2%)
*	Ford Motor Co.	295,387	1,698
	Harley-Davidson, Inc.	24,606	418
	Thor Industries, Inc.	3,810	77
	General Motors Corp.	54,966	41
	Winnebago Industries, Inc.	2,948	23
			2,257
Distributors (0.8%)
	Genuine Parts Co.	16,878	565
*	LKQ Corp.	13,254	203
*	Core-Mark Holding Co., Inc.	996	26
			794
Diversified Consumer Services (3.8%)
*	Apollo Group, Inc. Class A	14,257	843
	H & R Block, Inc.	35,832	523
*	ITT Educational Services, Inc.	4,096	376
	DeVry, Inc.	6,829	297

	Strayer Education, Inc.	1,507	278
*	Career Education Corp.	9,459	190
	Service Corp. International	27,117	145
*	Brink's Home Security Holdings, Inc.	4,836	139
*	Corinthian Colleges, Inc.	8,653	133
	Hillenbrand Inc.	6,579	113
	Matthews International Corp.	3,243	93
*	Coinstar, Inc.	2,990	89
	Weight Watchers International, Inc.	3,669	86
*	Capella Education Co.	1,461	76
	Regis Corp.	4,347	76
	Sotheby's	7,141	76
*	American Public Education, Inc.	1,813	59
*	Steiner Leisure Ltd.	1,559	45
	Stewart Enterprises, Inc. Class A	8,980	37
*	Pre-Paid Legal Services, Inc.	797	34
*	K12 Inc.	1,829	32
*	Universal Technical Institute Inc.	2,240	31
*	Lincoln Educational Services	1,119	21
*	Grand Canyon Education Inc.	924	12
	Jackson Hewitt Tax Service Inc.	3,012	12
			3,816
Hotels, Restaurants & Leisure (18.4%)
	McDonald's Corp.	117,650	6,940
	Yum! Brands, Inc.	48,590	1,683
	Carnival Corp.	46,231	1,176
*	Starbucks Corp.	77,577	1,116
	Marriott International, Inc. Class A	31,418	734
	International Game Technology	31,199	542
	Tim Hortons, Inc.	19,173	508
	Darden Restaurants Inc.	13,748	497
	Starwood Hotels & Resorts Worldwide, Inc.	19,359	474
*	Las Vegas Sands Corp.	33,905	336
*	Wynn Resorts Ltd.	7,731	286
*	Penn National Gaming, Inc.	7,003	232
	Wyndham Worldwide Corp.	18,743	221
	Royal Caribbean Cruises, Ltd.	14,629	220
	Brinker International, Inc.	10,797	193
*	WMS Industries, Inc.	5,300	188
*	MGM Mirage, Inc.	23,888	178
	Wendy's/Arby's Group, Inc.	42,322	178
	Burger King Holdings Inc.	10,004	166
*	Panera Bread Co.	3,096	165
*	Jack in the Box Inc.	5,989	157
*	Bally Technologies Inc.	5,479	153
*	Chipotle Mexican Grill, Inc. Class B	1,956	133
*	Scientific Games Corp.	7,362	131
*	Chipotle Mexican Grill, Inc.	1,538	122
*	The Cheesecake Factory Inc.	6,079	104

	Choice Hotels International, Inc.	3,667	100
	Bob Evans Farms, Inc.	3,277	85
*	P.F. Chang's China Bistro, Inc.	2,496	80
*	CEC Entertainment Inc.	2,384	77
*	Vail Resorts Inc.	2,752	76
	Cracker Barrel Old Country Store Inc.	2,357	74
	International Speedway Corp.	2,906	72
*	Pinnacle Entertainment, Inc.	6,342	67
*	Life Time Fitness, Inc.	3,554	66
*	Papa John's International, Inc.	2,362	64
*	Texas Roadhouse, Inc.	5,480	64
*	Gaylord Entertainment Co.	4,333	61
*	Buffalo Wild Wings Inc.	1,708	61
	Boyd Gaming Corp.	5,988	60
*	Sonic Corp.	6,037	57
	Orient-Express Hotel Ltd.	7,722	55
	Ameristar Casinos, Inc.	2,708	54
	DineEquity, Inc.	1,685	47
*	Domino's Pizza, Inc.	4,606	42
	CKE Restaurants Inc.	4,981	41
*	Interval Leisure Group, Inc.	4,122	39
	Churchill Downs, Inc.	998	39
*	Peet's Coffee & Tea Inc.	1,422	37
*	Ruby Tuesday, Inc.	5,471	34
*	California Pizza Kitchen, Inc.	2,383	33
*	Red Robin Gourmet Burgers, Inc.	1,565	27
*	BJ's Restaurants Inc.	1,821	26
*	Denny's Corp.	10,082	25
*	Shuffle Master, Inc.	5,773	25
	The Marcus Corp.	2,251	25
	Speedway Motorsports, Inc.	1,590	24
*	Steak n Shake Co.	2,753	24
*	Isle of Capri Casinos, Inc.	1,804	24
	Ambassadors Group, Inc.	1,726	21
*	Krispy Kreme Doughnuts, Inc.	5,956	21
	O'Charley's Inc.	2,331	19
*	AFC Enterprises, Inc.	2,626	18
*	Landry's Restaurants, Inc.	1,252	13
*	Morgans Hotel Group	2,812	11
	Dover Downs Gaming & Entertainment, Inc.	1,621	10
*	Monarch Casino & Resort, Inc.	1,012	8
*	Town Sports International Holdings, Inc.	1,766	7
*	MTR Gaming Group Inc.	460	1
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	45	—
			18,647

Household Durables (5.1%)
	Fortune Brands, Inc.	15,859	555
	Newell Rubbermaid, Inc.	29,347	338
	Whirlpool Corp.	7,789	328
	D. R. Horton, Inc.	30,209	278
	The Stanley Works	7,519	268
*	Toll Brothers, Inc.	14,316	266
	Garmin Ltd.	12,703	265
*	NVR, Inc.	483	239
*	Mohawk Industries, Inc.	6,165	236
	Leggett & Platt, Inc.	15,742	231
	Black & Decker Corp.	6,366	204
	Pulte Homes, Inc.	23,111	203
	Snap-On Inc.	6,088	190
*	Jarden Corp.	9,297	165
	Tupperware Brands Corp.	6,545	159
	Lennar Corp. Class A	13,666	130
	MDC Holdings, Inc.	3,945	121
	Centex Corp.	13,211	111
	Harman International Industries, Inc.	5,895	110
	KB Home	6,981	105
	Tempur-Pedic International Inc.	7,476	82
	Ryland Group, Inc.	4,536	78
*	Meritage Corp.	2,946	62
*	Helen of Troy Ltd.	3,060	59
	National Presto Industries, Inc.	467	38
	Ethan Allen Interiors, Inc.	2,893	36
	American Greetings Corp. Class A	4,436	30
*	Universal Electronics, Inc.	1,473	29
*	Standard Pacific Corp.	11,156	27
	Blyth, Inc.	678	23
*	iRobot Corp.	1,740	22
	M/I Homes, Inc.	1,848	21
	Furniture Brands International Inc.	4,238	18
*	Hovnanian Enterprises Inc. Class A	5,541	15
	CSS Industries, Inc.	687	13
	La-Z-Boy Inc.	5,557	10
*	Beazer Homes USA, Inc.	3,883	10
	Sealy Corp. Rights Exp. 7/2/09	4,557	10
*	Sealy Corp.	4,729	9
	Brookfield Homes Corp.	1,109	5
*	Champion Enterprises, Inc.	3,800	2
			5,100
Internet & Catalog Retail (4.5%)
*	Amazon.com, Inc.	36,222	2,825
*	Priceline.com, Inc.	4,080	449
*	Expedia, Inc.	20,751	359

*	Liberty Media Corp.-Interactive Series A	59,733	350
*	Netflix.com, Inc.	5,270	208
*	Blue Nile Inc.	1,531	70
*	HSN, Inc.	4,122	47
	NutriSystem, Inc.	2,982	41
*	PetMed Express, Inc.	2,527	37
*	Ticketmaster Entertainment Inc.	4,135	32
*	Shutterfly, Inc.	1,713	25
*	Overstock.com, Inc.	1,631	19
*	Stamps.com Inc.	1,616	14
*	Gaiam, Inc.	1,695	9
*	Orbitz Worldwide, Inc.	3,804	8
*	1-800-FLOWERS.COM, Inc.	2,885	7
			4,500
Leisure Equipment & Products (1.4%)
	Mattel, Inc.	37,919	592
	Hasbro, Inc.	13,276	337
	Polaris Industries, Inc.	3,411	108
	Pool Corp.	5,043	88
	Eastman Kodak Co.	28,447	74
	Callaway Golf Co.	6,458	46
	Brunswick Corp.	9,273	43
*	JAKKS Pacific, Inc.	2,735	35
*	Smith & Wesson Holding Corp.	5,096	27
*	RC2 Corp.	1,901	23
	Sturm, Ruger & Co., Inc.	1,650	20
*	Leapfrog Enterprises, Inc.	3,681	10
	Marine Products Corp.	1,340	5
			1,408
Media (26.1%)
	The Walt Disney Co.	186,310	4,512
	Time Warner Inc.	126,507	2,963
	Comcast Corp. Class A	175,987	2,423
	News Corp., Class A	218,978	2,142
	Comcast Corp. Special Class A	116,773	1,518
*	Viacom Inc. Class B	57,995	1,286
*	Liberty Media Corp.	52,183	1,261
*	DIRECTV Group, Inc.	53,736	1,209
	Time Warner Cable Inc.	37,271	1,148
	Omnicom Group Inc.	32,880	1,003
	The McGraw-Hill Cos., Inc.	33,271	1,001
	Cablevision Systems NY Group Class A	25,573	487
	CBS Corp.	62,540	462
*	DISH Network Corp.	22,105	362
*	Discovery Communications Inc. Class A	14,207	319
*	Discovery Communications Inc. Class C	14,908	311
*	Interpublic Group of Cos., Inc.	50,322	264

	Scripps Networks Interactive	9,436	262
	Virgin Media Inc.	29,577	257
	Washington Post Co. Class B	640	230
	News Corp., Class B	19,500	219
*	DreamWorks Animation SKG, Inc.	7,411	206
*	Liberty Global, Inc. Class A	14,404	199
*	Liberty Global, Inc. Series C	13,248	181
*	Marvel Entertainment, Inc.	5,438	180
	John Wiley & Sons Class A	4,714	149
*	Lamar Advertising Co. Class A	7,702	143
*	Sirius XM Radio Inc.	400,616	140
*	Liberty Media Corp.-Capital Series A	9,701	135
	Gannett Co., Inc.	24,078	115
	Regal Entertainment Group Class A	8,914	114
	Meredith Corp.	3,789	102
	New York Times Co. Class A	14,298	94
	Interactive Data Corp.	3,960	93
*	Morningstar, Inc.	1,977	82
*	Lions Gate Entertainment Corp.	12,285	76
	Scholastic Corp.	3,427	67
	National CineMedia Inc.	4,462	56
	Arbitron Inc.	2,798	56
*	CTC Media, Inc.	4,855	48
*	Live Nation, Inc.	7,736	44
*	Ascent Media Corp.	1,404	41
	Harte-Hanks, Inc.	4,339	37
	Cinemark Holdings Inc.	3,434	36
*	Dolan Media Co.	2,521	35
*	Valassis Communications, Inc.	5,101	33
*	CKX, Inc.	4,664	32
	World Wrestling Entertainment, Inc.	2,366	30
*	Warner Music Group Corp.	4,094	28
*	Mediacom Communications Corp.	4,297	26
*	Knology, Inc.	3,160	25
*	RCN Corp.	3,920	22
	Belo Corp. Class A	9,499	17
*	Clear Channel Outdoor Holdings, Inc. Class A	4,348	15
	Fisher Communications, Inc.	771	9
	Sinclair Broadcast Group, Inc.	5,290	9
	Hearst-Argyle Television Inc.	2,073	9
*	Martha Stewart Living Omnimedia, Inc.	2,659	9
*	Outdoor Channel Holdings Inc.	1,013	7
	E.W. Scripps Co. Class A	3,217	6
	Journal Communications, Inc.	4,078	6
*	Lin TV Corp.	2,954	6
*	Crown Media Holdings, Inc.	1,491	4
	Media General, Inc. Class A	1,003	3

	The McClatchy Co. Class A	3,188	3
	Entercom Communications Corp.	854	1
	Lee Enterprises, Inc.	1,304	1
*	RHI Entertainment, Inc.	170	1
*	Entravision Communications Corp.	756	—
			26,370
Multiline Retail (7.2%)
	Target Corp.	75,658	2,973
*	Kohl's Corp.	30,609	1,300
	J.C. Penney Co., Inc. (Holding Co.)	22,321	582
	Macy's Inc.	44,500	520
*	Dollar Tree, Inc.	9,570	429
	Family Dollar Stores, Inc.	14,047	425
	Nordstrom, Inc.	17,078	336
*,^	Sears Holdings Corp.	5,878	334
*	Big Lots Inc.	8,664	199
	Dillard's Inc.	6,298	60
*	Saks Inc.	14,248	54
	Fred's, Inc.	4,032	52
*	99 Cents Only Stores	5,137	48
*	Retail Ventures, Inc.	2,963	8
			7,320
Specialty Retail (22.1%)
	Home Depot, Inc.	179,119	4,148
	Lowe's Cos., Inc.	155,057	2,948
	Staples, Inc.	75,221	1,538
	Best Buy Co., Inc.	37,078	1,301
	TJX Cos., Inc.	44,046	1,300
	The Gap, Inc.	52,246	933
*	Bed Bath & Beyond, Inc.	27,474	772
	Sherwin-Williams Co.	10,517	555
*	AutoZone Inc.	3,642	554
	Ross Stores, Inc.	13,668	535
*	O'Reilly Automotive, Inc.	14,245	514
	Advance Auto Parts, Inc.	10,029	427
*	GameStop Corp. Class A	16,466	411
	Tiffany & Co.	13,100	372
	Limited Brands, Inc.	28,926	362
	American Eagle Outfitters, Inc.	19,571	290
	Abercrombie & Fitch Co.	9,177	276
	PetSmart, Inc.	13,462	274
*	Urban Outfitters, Inc.	13,289	271
*	CarMax, Inc.	23,236	260
*	Aeropostale, Inc.	7,087	245
*	AutoNation, Inc.	12,144	193
	Foot Locker, Inc.	16,439	183
*	Chico's FAS, Inc.	18,651	182

	RadioShack Corp.	13,215	178
*	Dick's Sporting Goods, Inc.	9,098	162
	Aaron Rents, Inc.	4,750	155
	Guess ?, Inc.	5,978	154
*	Rent-A-Center, Inc.	7,091	138
*	J. Crew Group, Inc.	5,292	137
*	Office Depot, Inc.	28,954	135
*	Tractor Supply Co.	3,452	132
	Williams-Sonoma, Inc.	9,468	123
*	The Gymboree Corp.	3,054	113
	The Buckle, Inc.	2,923	105
	Barnes & Noble, Inc.	4,087	101
*	Collective Brands, Inc.	6,723	99
*	The Children's Place Retail Stores, Inc.	2,642	95
	Men's Wearhouse, Inc.	5,170	88
*	The Dress Barn, Inc.	5,132	81
*	Jos. A. Bank Clothiers, Inc.	1,923	73
	OfficeMax, Inc.	8,058	66
*	Sally Beauty Co. Inc.	8,710	62
*	Cabela's Inc.	4,580	61
	Cato Corp. Class A	2,939	57
*	Jo-Ann Stores, Inc.	2,557	55
*	Hibbett Sports Inc.	3,009	54
	Penske Automotive Group Inc.	4,372	54
	Genesco, Inc.	2,053	53
	Group 1 Automotive, Inc.	2,446	52
	Monro Muffler Brake, Inc.	1,943	52
	Stage Stores, Inc.	4,072	49
*	Charming Shoppes, Inc.	11,880	45
*	AnnTaylor Stores Corp.	6,096	45
*	Citi Trends Inc.	1,514	39
	The Pep Boys (Manny, Moe & Jack)	5,423	38
	Finish Line, Inc.	5,299	37
	Brown Shoe Co., Inc.	4,215	34
*	Hot Topic, Inc.	4,640	33
	Asbury Automotive Group, Inc.	3,332	32
*	Pacific Sunwear of California, Inc.	7,018	30
	Sonic Automotive, Inc.	3,079	29
*	The Wet Seal, Inc. Class A	9,275	29
*	hhgregg, Inc.	1,699	28
*	Coldwater Creek Inc.	6,606	25
	Big 5 Sporting Goods Corp.	2,194	24
*	Charlotte Russe Holding Inc.	2,232	23
	bebe stores, inc.	2,771	22
*	Ulta Salon, Cosmetics & Fragrance, Inc.	2,410	21
*	Stein Mart, Inc.	2,973	21
	Christopher & Banks Corp.	3,769	20

	Haverty Furniture Cos., Inc.	1,821	19
*	Pier 1 Imports Inc.	9,224	18
*	Zumiez Inc.	2,022	18
*	Borders Group, Inc.	6,425	17
*	DSW Inc. Class A	1,469	17
*	Lumber Liquidators, Inc.	1,088	16
*	Tween Brands, Inc.	2,639	14
*	Zale Corp.	3,444	13
*	America's Car-Mart, Inc.	722	12
*	Conn's, Inc.	1,080	11
*	New York & Co., Inc.	2,724	10
*	Systemax Inc.	768	9
	Talbots Inc.	2,730	9
*	Blockbuster Inc. Class A	10,725	8
*	Build-A-Bear-Workshop, Inc.	1,515	7
*	Blockbuster Inc. Class B	7,924	4
			22,305
Textiles, Apparel & Luxury Goods (5.7%)
	NIKE, Inc. Class B	38,940	2,222
*	Coach, Inc.	33,915	891
	VF Corp.	9,317	529
	Polo Ralph Lauren Corp.	5,860	315
*	Hanesbrands Inc.	9,887	167
	Phillips-Van Heusen Corp.	5,440	160
*	The Warnaco Group, Inc.	4,941	156
*	Carter's, Inc.	5,984	142
*	Fossil, Inc.	4,920	110
	Wolverine World Wide, Inc.	5,169	102
*	Iconix Brand Group Inc.	6,158	100
*	Under Armour, Inc.	3,502	86
	Jones Apparel Group, Inc.	8,782	80
*	Deckers Outdoor Corp.	1,308	76
*	Timberland Co.	4,916	71
*	True Religion Apparel, Inc.	2,299	53
*	Lululemon Athletica, Inc.	3,965	50
	UniFirst Corp.	1,440	49
*	Steven Madden, Ltd.	1,704	46
	Columbia Sportswear Co.	1,434	46
	Liz Claiborne, Inc.	10,025	45
*	Quiksilver, Inc.	13,465	41
*	Skechers U.S.A., Inc.	3,510	33
	K-Swiss, Inc.	2,815	25
*	Crocs, Inc.	8,188	24
*	Volcom, Inc.	1,618	22
*	FGX International Holdings Ltd.	1,520	21
*	Maidenform Brands, Inc.	1,582	20

Consumer Discretionary Index Fund

	Weyco Group, Inc.		792	19
	Movado Group, Inc.		1,906	15
*	American Apparel, Inc.		3,391	13
	Oxford Industries, Inc.		1,416	13
*	Unifi, Inc.		5,241	8
	Kenneth Cole Productions, Inc.		964	7
				5,757
Total Common Stocks (Cost $153,128)				101,139
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.2%)

[1,2]	Vanguard Market Liquidity Fund (Cost $225)	0.391%	225,056	225
Total Investments (100.3%) (Cost $153,353)				101,364
Other Assets and Liabilities-Net (-0.3%)[2]				(270)
Net Assets (100%)				101,094

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $199,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $203,000 of collateral received for securities on loan.

Consumer Discretionary Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2009, the cost of investment securities for tax purposes was $153,353,000. Net unrealized depreciation of investment securities for tax purposes was $51,989,000, consisting of unrealized gains of $204,000 on securities that had risen in value since their purchase and $52,193,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Consumer Staples Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.6%)
Beverages (19.0%)
	The Coca-Cola Co.	949,206	46,663
	PepsiCo, Inc.	682,269	35,512
	Molson Coors Brewing Co. Class B	91,618	4,030
*	Dr. Pepper Snapple Group, Inc.	155,035	3,369
	The Pepsi Bottling Group, Inc.	96,540	3,172
	Coca-Cola Enterprises, Inc.	179,931	2,998
	Brown-Forman Corp. Class B	52,729	2,312
*	Hansen Natural Corp.	54,068	1,983
*	Constellation Brands, Inc. Class A	133,016	1,538
	PepsiAmericas, Inc.	49,274	1,296
*	Central European Distribution Corp.	38,499	969
	Coca-Cola Bottling Co.	13,237	646
*	Boston Beer Co., Inc. Class A	21,496	613
*	Heckmann Corp.	148,162	608
*	National Beverage Corp.	41,208	443
			106,152
Food & Staples Retailing (25.7%)
	Wal-Mart Stores, Inc.	1,101,762	54,802
	CVS Caremark Corp.	786,598	23,441
	Walgreen Co.	540,788	16,110
	Costco Wholesale Corp.	241,356	11,711
	Sysco Corp.	336,081	8,052
	The Kroger Co.	342,625	7,812
	Safeway, Inc.	247,084	5,006
	SUPERVALU Inc.	135,619	2,251
	Whole Foods Market, Inc.	97,735	1,844
*	BJ's Wholesale Club, Inc.	48,010	1,692
	Casey's General Stores, Inc.	48,803	1,231
*	Winn-Dixie Stores, Inc.	67,599	1,032
	Ruddick Corp.	40,206	1,012
	The Andersons, Inc.	35,374	888
*	United Natural Foods, Inc.	37,367	849
*	Rite Aid Corp.	689,302	800
*	The Pantry, Inc.	36,970	736
	Village Super Market Inc. Class A	22,326	646
	Weis Markets, Inc.	17,203	601

	Nash-Finch Co.	19,548	573
	Ingles Markets, Inc.	37,110	554
	PriceSmart, Inc.	31,593	529
	Spartan Stores, Inc.	35,880	445
*	The Great Atlantic & Pacific Tea Co., Inc.	104,048	412
	Arden Group Inc. Class A	2,410	308
*	Susser Holdings Corp.	17,498	238
			143,575
Food Products (19.0%)
	Kraft Foods Inc.	806,979	21,070
	General Mills, Inc.	183,810	9,407
	Archer-Daniels-Midland Co.	317,691	8,743
	Kellogg Co.	149,970	6,486
	H.J. Heinz Co.	175,208	6,409
	ConAgra Foods, Inc.	270,888	5,036
	Bunge Ltd.	74,028	4,684
	Campbell Soup Co.	131,379	3,642
	Sara Lee Corp.	395,798	3,558
	The Hershey Co.	97,627	3,438
	J.M. Smucker Co.	72,966	2,938
	Tyson Foods, Inc.	186,092	2,479
	McCormick & Co., Inc.	78,169	2,386
*	Ralcorp Holdings, Inc.	38,480	2,204
*	Dean Foods Co.	109,729	2,063
	Hormel Foods Corp.	57,669	2,003
	Corn Products International, Inc.	55,692	1,471
	Del Monte Foods Co.	177,290	1,450
*	Smithfield Foods, Inc.	110,009	1,367
	Flowers Foods, Inc.	64,159	1,358
*	Green Mountain Coffee Roasters, Inc.	15,383	1,284
*	TreeHouse Foods Inc.	37,136	993
	Lancaster Colony Corp.	21,497	990
*	Hain Celestial Group, Inc.	50,128	861
	Sanderson Farms, Inc.	18,288	798
	Diamond Foods, Inc.	26,767	789
	Tootsie Roll Industries, Inc.	34,455	775
*	American Italian Pasta Co.	27,272	754
*	Darling International, Inc.	96,797	733
	Lance, Inc.	32,429	692
	J & J Snack Foods Corp.	18,027	676
	Farmer Brothers, Inc.	30,181	673
*	Chiquita Brands International, Inc.	59,500	622
	Cal-Maine Foods, Inc.	25,038	612
	B&G Foods Inc.	82,460	598
*	Smart Balance Inc.	79,575	589
	Calavo Growers, Inc.	35,213	566
	Alico, Inc.	15,009	384
*	American Dairy, Inc.	7,831	285
			105,866

Household Products (20.6%)
	The Procter & Gamble Co.	1,428,424	74,192
	Colgate-Palmolive Co.	277,935	18,330
	Kimberly-Clark Corp.	230,323	11,952
	The Clorox Co.	80,764	4,235
*	Energizer Holdings, Inc.	42,646	2,229
	Church & Dwight, Inc.	44,045	2,214
	WD-40 Co.	29,572	768
*	Central Garden & Pet Co. Class A	57,978	571
*	Central Garden & Pet Co.	21,803	232
			114,723
Personal Products (3.5%)
	Avon Products, Inc.	241,946	6,426
	The Estee Lauder Cos. Inc. Class A	71,445	2,364
	Alberto-Culver Co.	67,028	1,558
	Herbalife Ltd.	51,142	1,494
*	NBTY, Inc.	45,068	1,113
*	Chattem, Inc.	16,137	964
	Nu Skin Enterprises, Inc.	59,739	867
*	Mead Johnson Nutrition Co.	27,000	841
*	Bare Escentuals, Inc.		77,380	677
	Inter Parfums, Inc.		73,926	620
*	USANA Health Sciences, Inc.		22,104	586
*	American Oriental Bioengineering, Inc.		116,155	563
*	Prestige Brands Holdings Inc.		72,753	453
*	Revlon, Inc.		81,696	409
*	Elizabeth Arden, Inc.		57,038	402
^	Mannatech, Inc.		110,407	339
				19,676
Tobacco (12.8%)
	Philip Morris International Inc.		891,344	38,007
	Altria Group, Inc.		1,132,952	19,362
	Lorillard, Inc.		95,590	6,532
	Reynolds American Inc.		104,353	4,171
	Universal Corp. (VA)		29,831	1,105
	Vector Group Ltd.		64,471	944
*	Alliance One International, Inc.		166,888	794
*	Star Scientific, Inc.		133,399	667
				71,582
Total Common Stocks (Cost $653,063)				561,574
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.1%)

[1,2]	Vanguard Market Liquidity Fund (Cost $496)	0.391%	496,402	496
Total Investments (100.7%) (Cost $653,559)				562,070
Other Assets and Liabilities-Net (-0.7%)[2]				(3,846)
Net Assets (100%)				558,224

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $381,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $496,000 of collateral received for securities on loan.

Consumer Staples Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2009, the cost of investment securities for tax purposes was $653,559,000. Net unrealized depreciation of investment securities for tax purposes was $91,489,000, consisting of unrealized gains of $5,883,000 on securities that had risen in value since their purchase and $97,372,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Energy Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.8%)
Energy Equipment & Services (23.0%)
	Oil & Gas Drilling (6.1%)
*	Transocean Ltd.	234,723	18,656
	Noble Corp.	205,405	7,060
	Diamond Offshore Drilling, Inc.	56,371	4,751
	ENSCO International, Inc.	112,571	4,378
*	Nabors Industries, Inc.	232,919	4,165
*	Pride International, Inc.	143,825	3,483
	Helmerich & Payne, Inc.	86,994	3,042
	Rowan Cos., Inc.	100,550	2,057
	Patterson-UTI Energy, Inc.	140,652	2,017
*	Atwood Oceanics, Inc.	57,769	1,528
*	Unit Corp.	44,068	1,477
*	Parker Drilling Co.	260,415	1,219
*	Hercules Offshore, Inc.	218,945	1,016
*	Pioneer Drilling Co.	125,930	788
*	Bronco Drilling Co., Inc.	106,379	632

	Oil & Gas Equipment & Services (16.9%)
	Schlumberger Ltd.	944,484	54,053
	Halliburton Co.	662,155	15,183
*	National Oilwell Varco Inc.	312,537	12,070
*	Weatherford International Ltd.	514,328	10,647
	Baker Hughes Inc.	234,722	9,168
*	Cameron International Corp.	168,892	5,275
	Smith International, Inc.	168,527	4,919
*	FMC Technologies Inc.	99,095	4,124
	BJ Services Co.	233,777	3,656
*	Oceaneering International, Inc.	47,285	2,431
*	Dresser Rand Group, Inc.	71,958	2,015
	Tidewater Inc.	41,458	1,976
	Core Laboratories N.V.	19,771	1,877
*	Superior Energy Services, Inc.	77,056	1,777
*	SEACOR Holdings Inc.	21,304	1,628
*	TETRA Technologies, Inc.	161,983	1,409
*	Exterran Holdings, Inc.	67,500	1,344
*	Oil States International, Inc.	51,413	1,343

*	Key Energy Services, Inc.	206,220	1,330
*	Dril-Quip, Inc.	31,047	1,283
*	Bristow Group, Inc.	33,392	1,056
*	Helix Energy Solutions Group, Inc.	93,275	1,049
	CARBO Ceramics Inc.	27,205	1,029
*	Global Industries Ltd.	142,791	1,000
*	Complete Production Services, Inc.	136,653	968
*	Dawson Geophysical Co.	32,205	865
*	Willbros Group, Inc.	56,260	859
*	Hornbeck Offshore Services, Inc.	30,642	850
*	NATCO Group Inc.	29,096	823
	RPC Inc.	79,168	819
	Gulf Island Fabrication, Inc.	50,603	805
*	Cal Dive International, Inc.	79,065	798
	Lufkin Industries, Inc.	17,365	788
*	Gulfmark Offshore, Inc.	25,806	787
*	ION Geophysical Corp.	265,834	752
*	PHI Inc. Non-Voting Shares	46,011	727
*	Superior Well Services, Inc.	70,023	703
*	Tesco Corp.	77,597	691
*	Basic Energy Services Inc.	65,657	665
*	Matrix Service Co.	56,244	637
*	Newpark Resources, Inc.	206,018	593
*	OYO Geospace Corp.	32,580	505
*	T-3 Energy Services, Inc.	33,430	485
*,^	SulphCo, Inc.	455,733	474
*	Allis-Chalmers Energy Inc.	136,129	370
*	Allis-Chalmers Energy Inc. Warrants Exp. 06/16/09	129,718	39
*	Trico Marine Services, Inc.	5,686	17
			212,931
Metals & Mining (0.0%)
	Diversified Metals & Mining (0.0%)
	Walter Industries, Inc.	1,668	55

Oil, Gas & Consumable Fuels (76.8%)
	Coal & Consumable Fuels (2.6%)
	Peabody Energy Corp.	202,888	6,894
	CONSOL Energy, Inc.	145,599	5,993
	Arch Coal, Inc.	119,970	2,223
	Massey Energy Co.	82,085	1,879
*	Alpha Natural Resources, Inc.	64,924	1,789
	Foundation Coal Holdings, Inc.	47,886	1,405
*	Patriot Coal Corp.	143,347	1,299
*	International Coal Group, Inc.	294,312	942
*	James River Coal Co.	41,729	935
*	USEC Inc.	124,320	665

	Integrated Oil & Gas (47.5%)
	ExxonMobil Corp.	2,401,938	166,575
	Chevron Corp.	1,837,184	122,485
	ConocoPhillips Co.	1,591,150	72,938
	Occidental Petroleum Corp.	585,539	39,296
	Marathon Oil Corp.	517,560	16,500
	Hess Corp.	216,675	14,428
	Murphy Oil Corp.	139,891	8,255

	Oil & Gas Exploration & Production (21.3%)
	Apache Corp.	246,497	20,770
	Devon Energy Corp.	309,179	19,552
	Anadarko Petroleum Corp.	382,421	18,272
	XTO Energy, Inc.	405,654	17,350
	EOG Resources, Inc.	185,157	13,552
*	Southwestern Energy Co.	259,380	11,275
	Chesapeake Energy Corp.	427,869	9,696
	Noble Energy, Inc.	128,690	7,654
	Range Resources Corp.	121,958	5,587
*	Petrohawk Energy Corp.	209,991	5,292
*	Ultra Petroleum Corp.	114,897	5,203
*	Newfield Exploration Co.	105,035	3,794
*	Denbury Resources, Inc.	203,112	3,491
*	Plains Exploration & Production Co.	110,679	3,130
	Cabot Oil & Gas Corp.	86,027	3,022
	Pioneer Natural Resources Co.	98,606	2,773
	Cimarex Energy Co.	78,428	2,558
*	Whiting Petroleum Corp.	49,901	2,338
*	EXCO Resources, Inc.	151,636	2,334
*	Comstock Resources, Inc.	44,086	1,756
*	Encore Acquisition Co.	47,895	1,700
*	Forest Oil Corp.	86,900	1,652
*	Concho Resources, Inc.	50,968	1,634
*	SandRidge Energy, Inc.	147,580	1,607
	St. Mary Land & Exploration Co.	71,248	1,543
*	Mariner Energy Inc.	105,382	1,524
*	Continental Resources, Inc.	49,895	1,477
*	Bill Barrett Corp.	41,659	1,418
*	Arena Resources, Inc.	36,756	1,317
*	Quicksilver Resources, Inc.	111,460	1,254
*	CNX Gas Corp.	38,628	1,187
	Penn Virginia Corp.	59,099	1,130
*	Gulfport Energy Corp.	155,626	968

	Berry Petroleum Class A	49,458	965
*	Goodrich Petroleum Corp.	35,859	958
*	Swift Energy Co.	58,267	957
*	GMX Resources Inc.	51,081	903
*	Carrizo Oil & Gas, Inc.	41,062	877
*	PetroQuest Energy, Inc.	151,828	841
	Atlas America, Inc.	45,460	837
*	Rex Energy Corp.	121,758	829
*	Contango Oil & Gas Co.	16,546	825
*	Rosetta Resources, Inc.	91,498	799
	W&T Offshore, Inc.	76,318	778
*	Stone Energy Corp.	91,261	771
*	Petroleum Development Corp.	39,895	723
*	BPZ Energy, Inc.	94,791	678
*	Brigham Exploration Co.	197,803	669
*	Oilsands Quest, Inc.	644,075	657
*	McMoRan Exploration Co.	96,133	652
*	Harvest Natural Resources, Inc.	118,791	626
*	Approach Resources Inc.	66,341	593
*	Delta Petroleum Corp.	293,749	587
*	ATP Oil & Gas Corp.	64,955	585
*	Vaalco Energy, Inc.	120,059	547
*	Veneco Inc.	76,188	547
*	Warren Resources Inc.	235,272	522
*	Northern Oil and Gas, Inc.	65,320	517
*	Clayton Williams Energy, Inc.	17,725	435
*	Endeavor International Corp.	214,799	369
*,^	GeoGlobal Resources Inc.	161,317	160
	APCO Argentina Inc.	6,881	109
*	Parallel Petroleum Corp.	9,396	20

	Oil & Gas Refining & Marketing (2.3%)
	Valero Energy Corp.	384,353	8,598
	Sunoco, Inc.	98,851	3,008
	Tesoro Corp.	116,504	1,974
	Frontier Oil Corp.	99,558	1,739
	World Fuel Services Corp.	29,522	1,253
	Holly Corp.	48,392	1,171
*	CVR Energy, Inc.	95,071	909
*	Western Refining, Inc.	57,014	812
*	Clean Energy Fuels Corp.	65,107	627
	Delek US Holdings, Inc.	47,263	484
	Alon USA Energy, Inc.	31,611	420
*	Rentech, Inc.	404,700	215

Energy Index Fund

	Oil & Gas Storage & Transportation (3.1%)
	Williams Cos., Inc.		450,601	7,561
	Spectra Energy Corp.		469,633	7,538
	El Paso Corp.		566,372	5,522
*	Kinder Morgan Management, LLC		58,487	2,625
	Southern Union Co.		106,751	1,855
	Overseas Shipholding Group Inc.		33,383	1,129
	Crosstex Energy, Inc.		234,521	821
	General Maritime Corp.		83,348	798
*	Enbridge Energy Management LLC		19,710	755
*	Cheniere Energy, Inc.		126,888	527
				711,988
Total Common Stocks (Cost $986,742)				924,974
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2]	Vanguard Market Liquidity Fund (Cost $367)	0.391%	366,801	367
Total Investments (99.8%) (Cost $987,109)				925,341
Other Assets and Liabilities-Net (0.2%)[2]				1,990
Net Assets (100%)				927,331

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $188,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Energy Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2009, the cost of investment securities for tax purposes was $987,109,000. Net unrealized depreciation of investment securities for tax purposes was $61,768,000, consisting of unrealized gains of $37,283,000 on securities that had risen in value since their purchase and $99,051,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Financials Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.8%)
Capital Markets (18.5%)
	The Goldman Sachs Group, Inc.	185,541	26,824
	Morgan Stanley	429,371	13,019
	Bank of New York Mellon Corp.	446,395	12,401
	State Street Corp.	188,960	8,777
	Charles Schwab Corp.	382,342	6,729
	Northern Trust Corp.	83,487	4,813
	Franklin Resources, Inc.	63,348	4,235
	T. Rowe Price Group Inc.	99,526	4,038
	Ameriprise Financial, Inc.	84,125	2,541
	Invesco, Ltd.	159,889	2,502
*	TD Ameritrade Holding Corp.	91,567	1,560
	Eaton Vance Corp.	42,604	1,155
	Legg Mason Inc.	54,996	1,060
	Federated Investors, Inc.	35,702	894
*	Affiliated Managers Group, Inc.	15,885	891
	BlackRock, Inc.	5,511	879
	Jefferies Group, Inc.	38,001	822
	Waddell & Reed Financial, Inc.	33,012	806
	SEI Investments Co.	51,947	802
	Janus Capital Group Inc.	61,420	623
	Raymond James Financial, Inc.	37,858	602
*	Knight Capital Group, Inc. Class A	33,032	568
	Greenhill & Co., Inc.	5,990	440
*	Stifel Financial Corp.	8,768	382
*	Investment Technology Group, Inc.	16,932	352
*	E*TRADE Financial Corp.	222,470	320
*	KBW Inc.	12,265	319
	Apollo Investment Corp.	54,957	303
	optionsXpress Holdings Inc.	17,520	299
	Ares Capital Corp.	38,217	292
*	Piper Jaffray Cos., Inc.	7,319	264
*	MF Global Ltd.	40,130	244
*	thinkorswim Group, Inc.	22,183	224
	American Capital Ltd.	81,270	224
	Allied Capital Corp.	70,254	210
*	Riskmetrics Group Inc.	12,146	195
	GFI Group Inc.	27,797	167
	BlackRock Kelso Capital Corp.	21,928	143
	Prospect Energy Corp.	16,685	142
	SWS Group, Inc.	9,556	122
	Gamco Investors Inc. Class A	1,980	104
*	TradeStation Group, Inc.	12,075	99

	Hercules Technology Growth Capital, Inc.	13,056	98
	Calamos Asset Management, Inc.	7,800	97
*	LaBranche & Co. Inc.	21,309	92
	Cohen & Steers, Inc.	5,851	90
	Westwood Holdings Group, Inc.	2,032	83
	Evercore Partners Inc.	3,937	76
	Capital Southwest Corp.	1,034	74
	MVC Capital, Inc.	8,483	69
	NGP Capital Resources Co.	8,418	66
	BGC Partners, Inc.	16,549	56
*	Penson Worldwide, Inc.	5,345	53
*	FBR Capital Markets Corp.	9,992	50
*	Broadpoint Securities Group	11,435	50
*	FCStone Group, Inc.	10,382	42
*	Thomas Weisel Partners Group, Inc.	6,607	33
			102,415
Commercial Banks (19.2%)
	Wells Fargo & Co.	1,699,876	43,347
	U.S. Bancorp	737,354	14,157
	PNC Financial Services Group	172,095	7,839
	BB&T Corp.	247,060	5,539
	SunTrust Banks, Inc.	136,159	1,793
	Regions Financial Corp.	425,662	1,784
	M & T Bank Corp.	29,464	1,482
	Fifth Third Bancorp	202,002	1,394
	Comerica, Inc.	58,729	1,273
	Cullen/Frost Bankers, Inc.	20,761	1,016
	First Horizon National Corp.	81,955	995
	KeyCorp	192,425	962
	Commerce Bancshares, Inc.	25,048	788
	Bank of Hawaii Corp.	18,553	694
	Associated Banc-Corp.	47,122	682
	BancorpSouth, Inc.	28,994	645
	TCF Financial Corp.	44,595	640
	Valley National Bancorp	52,299	635
	City National Corp.	16,835	616
	Marshall & Ilsley Corp.	92,114	606
	Zions Bancorp	42,511	582
	Westamerica Bancorporation	11,141	578
	FirstMerit Corp.	32,063	558
	Huntington Bancshares Inc.	135,159	530
	UMB Financial Corp.	11,957	480
	Prosperity Bancshares, Inc.	16,227	455
	Fulton Financial Corp.	68,010	395
	Glacier Bancorp, Inc.	23,504	389
	Wilmington Trust Corp.	26,769	386
	BOK Financial Corp.	9,177	372

	Trustmark Corp.	18,835	369
*	Signature Bank	13,620	368
	Synovus Financial Corp.	109,075	357
*	SVB Financial Group	12,878	347
	United Bankshares, Inc.	16,119	340
	Whitney Holdings Corp.	26,242	325
	Hancock Holding Co.	9,307	325
	PrivateBancorp, Inc.	15,815	317
	First Financial Bankshares, Inc.	6,457	315
	Popular, Inc.	105,418	310
	Old National Bancorp	25,772	309
	CapitalSource Inc.	82,376	309
	NBT Bancorp, Inc.	12,722	279
	Park National Corp.	4,387	276
	IBERIABANK Corp.	5,794	252
	Susquehanna Bancshares, Inc.	33,882	242
	F.N.B. Corp.	35,213	235
	International Bancshares Corp.	19,946	224
	First Citizens BancShares Class A	1,652	219
	First Commonwealth Financial Corp.	29,475	218
	Sterling Bancshares, Inc.	31,658	201
	Umpqua Holdings Corp.	23,542	200
*	Texas Capital Bancshares, Inc.	13,036	200
	Community Bank System, Inc.	12,898	200
	City Holding Co.	6,205	197
	East West Bancorp, Inc.	23,414	189
	National Penn Bancshares Inc.	28,612	173
	Cathay General Bancorp	16,510	171
*	Investors Bancorp, Inc.	19,280	168
	Wintrust Financial Corp.	9,331	168
	First Midwest Bancorp, Inc.	19,045	166
	Chemical Financial Corp.	8,385	158
	Webster Financial Corp.	20,991	157
	CVB Financial Corp.	24,438	155
	First BanCorp Puerto Rico	30,475	149
	Independent Bank Corp. (MA)	7,293	148
*	Western Alliance Bancorp	21,356	148
	WesBanco, Inc.	8,985	148
	S & T Bancorp, Inc.	9,320	139
	Community Trust Bancorp Inc.	4,945	136
	MB Financial, Inc.	13,204	135
	PacWest Bancorp	9,479	134
	TowneBank	8,099	132
	First Financial Corp. (IN)	3,889	131
*	Pinnacle Financial Partners, Inc.	8,897	129
	Tompkins Trustco, Inc.	2,656	128
	Bank of the Ozarks, Inc.	5,008	127

	Boston Private Financial Holdings, Inc.	24,993	124
	Simmons First National Corp.	4,393	120
	United Community Banks, Inc.	15,140	117
	SCBT Financial Corp.	5,043	114
	S.Y. Bancorp, Inc.	4,495	111
	StellarOne Corp.	8,914	110
	Renasant Corp.	7,973	109
	First Financial Bancorp	12,573	107
	Southside Bancshares, Inc.	4,596	105
	Home Bancshares Inc.	5,131	102
	Harleysville National Corp.	16,001	101
	Colonial BancGroup, Inc.	76,589	100
	Arrow Financial Corp.	3,888	98
	Suffolk Bancorp	3,676	96
	Washington Trust Bancorp, Inc.	5,665	96
	First Source Corp.	5,233	94
	BancFirst Corp.	2,376	92
	Republic Bancorp, Inc. Class A	3,661	89
	Pacific Capital Bancorp	17,648	88
	Sandy Spring Bancorp, Inc.	6,404	87
	Oriental Financial Group Inc.	8,749	87
	Sterling Financial Corp.	20,846	87
	Northfield Bancorp, Inc.	8,005	86
	Univest Corp. of Pennsylvania	4,276	85
	Lakeland Financial Corp.	4,456	83
	First Busey Corp.	10,532	82
	First Merchants Corp.	8,003	79
	Columbia Banking System, Inc.	7,203	78
	Great Southern Bancorp, Inc.	3,491	76
	TriCo Bancshares	5,209	74
	Union Bankshares Corp.	5,028	73
	Cardinal Financial Corp.	8,453	69
	Central Pacific Financial Co.	11,406	68
	Heartland Financial USA, Inc.	4,470	68
	Lakeland Bancorp, Inc.	6,364	67
	First Bancorp (NC)	4,749	66
	UCBH Holdings, Inc.	40,958	63
	First Community Bancshares, Inc.	3,608	63
	Sterling Bancorp	6,786	62
	Capital City Bank Group, Inc.	4,043	57
	Mainsource Financial Group, Inc.	7,175	57
*	Citizens Banking Corp.	50,161	57
	The South Financial Group, Inc.	29,879	57
	Southwest Bancorp, Inc.	5,643	52
	Camden National Corp.	1,524	50
	CoBiz Inc.	7,552	49
	Nara Bancorp, Inc.	9,380	42

	Citizens & Northern Corp.	1,845	39
*	Sun Bancorp, Inc. (NJ)	5,232	35
	Wilshire Bancorp Inc.	7,127	34
	Old Second Bancorp, Inc.	5,001	32
	Banner Corp.	4,538	28
^	Frontier Financial Corp.	17,444	26
	Greene County Bancshares	4,295	24
	Capitol Bancorp Ltd.	5,839	23
	Hanmi Financial Corp.	15,675	23
	Ames National Corp.	1,059	22
	Independent Bank Corp. (MI)	5,270	9
*	Guaranty Bancorp	3,895	6
*	Virginia Commerce Bancorp, Inc.	2,386	6
	Integra Bank Corp.	3,817	6
	Seacoast Banking Corp. of Florida	2,066	5
	Amcore Financial, Inc.	3,817	4
	First State Bancorporation	2,378	4
	City Bank Lynnwood (WA)	1,250	4
*	Taylor Capital Group, Inc.	605	4
	Cascade Bancorp	1,426	3
			106,069
Consumer Finance (3.4%)
	American Express Co.	405,781	10,084
	Capital One Financial Corp.	175,538	4,290
	Discover Financial Services	182,745	1,747
*	SLM Corp.	181,631	1,201
*	AmeriCredit Corp.	48,958	622
	Cash America International Inc.	11,365	262
*	EZCORP, Inc.	13,731	167
*	First Cash Financial Services, Inc.	9,001	136
*	World Acceptance Corp.	5,714	114
*	Dollar Financial Corp.	9,583	96
*	Nelnet, Inc.	11,271	95
*	Credit Acceptance Corp.	4,168	89
	Student Loan Corp.	1,538	68
	Advance America, Cash Advance Centers, Inc.	14,214	64
*	The First Marblehead Corp.	26,039	46
*	Cardtronics Inc.	5,522	18
*	CompuCredit Corp.	5,763	17
	Advanta Corp. Class B	12,925	9
	Advanta Corp. Class A	3,261	2
			19,127
Diversified Financial Services (20.3%)
	JPMorgan Chase & Co.	1,450,448	53,521
	Bank of America Corp.	2,973,860	33,515
	CME Group, Inc.	23,432	7,537
^	Citigroup Inc.	1,363,645	5,073

	NYSE Euronext	89,971	2,699
*	IntercontinentalExchange Inc.	23,954	2,582
	Moody's Corp.	77,666	2,127
*	Leucadia National Corp.	73,990	1,545
*	Nasdaq OMX Group, Inc.	54,421	1,149
*	MSCI, Inc.-Class A Shares	36,422	775
	CIT Group Inc.	151,153	579
*	PHH Corp.	21,003	323
*	Interactive Brokers Group, Inc.	15,857	236
	Financial Federal Corp.	9,488	235
*	Portfolio Recovery Associates, Inc.	5,972	215
*	PICO Holdings, Inc.	6,657	186
*	MarketAxess Holdings, Inc.	11,688	123
	Compass Diversified Trust	8,659	76
	Fifth Street Finance Corp.	6,806	65
*	Asset Acceptance Capital Corp.	6,128	53
	Life Partners Holdings	3,003	48
*	NewStar Financial, Inc.	11,845	36
*	Teton Advisors Inc. Class B	25	—
			112,698
Insurance (22.7%)
*	Berkshire Hathaway Inc. Class B	4,270	12,690
	MetLife, Inc.	308,430	9,716
	The Travelers Cos., Inc.	227,341	9,244
	Prudential Financial, Inc.	164,025	6,546
	AFLAC Inc.	181,667	6,449
	Ace Ltd.	129,618	5,702
	The Chubb Corp.	138,266	5,482
	The Allstate Corp.	197,969	5,094
	Progressive Corp. of Ohio	249,896	4,031
	Marsh & McLennan Cos., Inc.	199,800	3,780
	Loews Corp.	135,373	3,662
	Aon Corp.	94,325	3,396
	The Principal Financial Group, Inc.	120,741	2,680
	Unum Group	128,698	2,202
	Lincoln National Corp.	99,388	1,883
	The Hartford Financial Services Group Inc.	126,487	1,814
	Willis Group Holdings Ltd.	64,637	1,721
	Everest Re Group, Ltd.	23,835	1,650
	American International Group, Inc.	941,401	1,591
	PartnerRe Ltd.	21,962	1,433
	Cincinnati Financial Corp.	59,953	1,355
	Torchmark Corp.	33,057	1,328
	XL Capital Ltd. Class A	128,596	1,301
	Axis Capital Holdings Ltd.	52,320	1,249
	W.R. Berkley Corp.	56,407	1,223
	Fidelity National Financial, Inc. Class A	85,743	1,195

	HCC Insurance Holdings, Inc.	44,540	1,100
	RenaissanceRe Holdings Ltd.	23,958	1,097
	Assurant, Inc.	45,548	1,076
	Reinsurance Group of America, Inc.	28,261	1,039
*	Markel Corp.	3,624	1,033
	Genworth Financial Inc.	168,262	996
*	Arch Capital Group Ltd.	16,445	936
	Old Republic International Corp.	91,418	935
	Brown & Brown, Inc.	46,697	900
	Arthur J. Gallagher & Co.	37,462	785
	Aspen Insurance Holdings Ltd.	31,746	733
	First American Corp.	30,667	700
	White Mountains Insurance Group Inc.	3,079	677
	The Hanover Insurance Group Inc.	19,684	675
	American Financial Group, Inc.	29,111	624
	Allied World Assurance Holdings, Ltd.	16,101	608
	StanCorp Financial Group, Inc.	18,957	588
*	ProAssurance Corp.	12,304	556
*	Alleghany Corp.	2,123	552
	Platinum Underwriters Holdings, Ltd.	18,410	531
	Endurance Specialty Holdings Ltd.	18,841	518
	Montpelier Re Holdings Ltd.	33,867	453
	IPC Holdings Ltd.	18,148	451
*	MBIA, Inc.	64,631	417
	Erie Indemnity Co. Class A	11,953	414
	Protective Life Corp.	32,366	400
	Transatlantic Holdings, Inc.	10,299	399
	Mercury General Corp.	10,737	356
	Assured Guaranty Ltd.	26,768	351
	Tower Group, Inc.	14,157	338
*	Argo Group International Holdings	12,056	338
	R.L.I. Corp.	7,121	334
	Odyssey Re Holdings Corp.	8,259	332
	Delphi Financial Group, Inc.	17,369	331
	Zenith National Insurance Corp.	14,576	313
	Max Re Capital Ltd.	18,413	291
	Unitrin, Inc.	19,393	282
	Selective Insurance Group	20,684	273
	Validus Holdings, Ltd.	10,765	246
*	Navigators Group, Inc.	5,566	243
	Employers Holdings, Inc.	19,173	234
*	Hilltop Holdings Inc.	17,727	211
	Infinity Property & Casualty Corp.	5,423	200
*	Conseco, Inc.	72,605	175
	Safety Insurance Group, Inc.	5,428	169
	Harleysville Group, Inc.	5,530	162
	United Fire & Casualty Co.	8,340	145

	Flagstone Reinsurance Holdings Ltd.	14,882	143
	Horace Mann Educators Corp.	15,468	140
*	eHealth, Inc.	8,496	136
	Ambac Financial Group, Inc.	107,174	134
*	Greenlight Capital Re. Ltd.	7,765	128
*	Amerisafe Inc.	7,420	120
	Meadowbrook Insurance Group, Inc.	16,070	119
	American Physicians Capital, Inc.	3,022	117
	American Equity Investment Life Holding Co.	19,104	111
*	CNA Surety Corp.	6,980	106
	Stewart Information Services Corp.	6,759	104
*	Citizens, Inc.	15,712	103
	National Western Life Insurance Co. Class A	861	103
	Amtrust Financial Services Inc.	10,726	103
	OneBeacon Insurance Group Ltd.	9,218	100
*	FPIC Insurance Group, Inc.	3,206	95
	State Auto Financial Corp.	5,528	92
	National Financial Partners Corp.	15,047	91
	The Phoenix Cos., Inc.	43,310	87
*	First Mercury Financial Corp.	5,895	86
	Presidential Life Corp.	8,851	76
	Donegal Group Inc. Class A	4,681	71
*	Seabright Insurance Holdings, Inc.	8,002	65
*	United America Indemnity, Ltd.	13,082	62
	Baldwin & Lyons, Inc. Class B	2,889	57
	EMC Insurance Group, Inc.	2,287	50
	Kansas City Life Insurance Co.	1,854	44
	FBL Financial Group, Inc. Class A	5,908	43
	National Interstate Corp.	2,289	37
	Universal Insurance Holdings, INC.	6,973	36
*	Crawford & Co. Class B	4,495	20
*	Crawford & Co.	5,167	19
*	First Acceptance Corp.	2,737	5
*	Enstar Group Ltd.	20	1
			125,738
Real Estate Investment Trusts (12.6%)
	Simon Property Group, Inc. REIT	106,958	5,719
	Public Storage, Inc. REIT	49,341	3,287
	Annaly Capital Management Inc. REIT	211,583	2,949
	Vornado Realty Trust REIT	61,208	2,856
	Equity Residential REIT	105,986	2,580
	HCP, Inc. REIT	105,861	2,459
	Boston Properties, Inc. REIT	47,084	2,275
	Plum Creek Timber Co. Inc. REIT	64,499	2,235
	Host Hotels & Resorts Inc. REIT	230,286	2,160
	Avalonbay Communities, Inc. REIT	31,015	1,907
	Ventas, Inc. REIT	60,657	1,842

Kimco Realty Corp. REIT	133,905	1,565
Health Care Inc. REIT	42,233	1,446
ProLogis REIT	163,130	1,385
Rayonier Inc. REIT	30,634	1,225
Federal Realty Investment Trust REIT	22,939	1,208
Regency Centers Corp. REIT	30,553	1,089
Nationwide Health Properties, Inc. REIT	39,825	1,058
Digital Realty Trust, Inc. REIT	27,897	998
AMB Property Corp. REIT	54,372	971
Liberty Property Trust REIT	38,531	897
Realty Income Corp. REIT	40,521	870
Chimera Investment Corp. REIT	236,733	826
Duke Realty Corp. REIT	83,092	790
Senior Housing Properties Trust REIT	46,070	772
Camden Property Trust REIT	25,382	762
Mack-Cali Realty Corp. REIT	29,749	735
Essex Property Trust, Inc. REIT	10,318	703
Weingarten Realty Investors REIT	42,492	675
SL Green Realty Corp. REIT	28,762	659
UDR, Inc. REIT	57,973	638
Corporate Office Properties Trust, Inc. REIT	21,134	627
Highwood Properties, Inc. REIT	26,781	606
Alexandria Real Estate Equities, Inc. REIT	15,258	548
MFA Mortgage Investments, Inc. REIT	86,628	542
National Retail Properties REIT	30,792	527
Omega Healthcare Investors, Inc. REIT	31,987	511
Hospitality Properties Trust REIT	36,492	510
Taubman Co. REIT	20,577	509
BRE Properties Inc. Class A REIT	20,004	500
The Macerich Co. REIT	29,519	498
Washington REIT	22,513	492
American Campus Communities, Inc. REIT	19,719	453
Redwood Trust, Inc. REIT	27,893	444
HRPT Properties Trust REIT	88,481	420
Home Properties, Inc. REIT	12,583	419
Apartment Investment & Management Co. Class A REIT	43,901	415
Potlatch Corp. REIT	15,479	405
Mid-America Apartment Communities, Inc. REIT	11,046	401
Tanger Factory Outlet Centers, Inc. REIT	12,219	395
Healthcare Realty Trust Inc. REIT	23,051	380
BioMed Realty Trust, Inc. REIT	37,681	370
Equity Lifestyle Properties, Inc. REIT	9,201	361
Douglas Emmett, Inc. REIT	38,217	355
Brandywine Realty Trust REIT	46,529	347
Hatteras Financial Corp. REIT	13,655	340
EastGroup Properties, Inc. REIT	9,749	333
DCT Industrial Trust Inc. REIT	68,347	306

Kilroy Realty Corp. REIT	14,068	299
Franklin Street Properties Corp. REIT	23,538	297
Capstead Mortgage Corp. REIT	24,585	293
LaSalle Hotel Properties REIT	20,296	278
Entertainment Properties Trust REIT	13,519	275
DiamondRock Hospitality Co. REIT	41,522	270
PS Business Parks, Inc. REIT	5,947	267
Post Properties, Inc. REIT	17,319	264
Anworth Mortgage Asset Corp. REIT	38,925	259
Developers Diversified Realty Corp. REIT	50,405	247
Equity One, Inc. REIT	16,865	244
Extra Space Storage Inc. REIT	31,893	239
National Health Investors REIT	9,047	239
Alexander's, Inc. REIT	789	213
Sovran Self Storage, Inc. REIT	8,562	207
Inland Real Estate Corp. REIT	29,377	205
Investors Real Estate Trust REIT	22,906	204
Acadia Realty Trust REIT	14,448	194
Medical Properties Trust Inc. REIT	30,418	192
CBL & Associates Properties, Inc. REIT	26,521	165
Sunstone Hotel Investors, Inc. REIT	28,074	163
LTC Properties, Inc. REIT	7,689	160
iStar Financial Inc. REIT	51,287	159
Saul Centers, Inc. REIT	5,188	149
Cousins Properties, Inc. REIT	16,391	147
Universal Health Realty Income REIT	4,462	143
Colonial Properties Trust REIT	17,858	139
Lexington Realty Trust REIT	31,473	133
Getty Realty Holding Corp. REIT	7,309	133
DuPont Fabros Technology Inc. REIT	13,792	131
Ashford Hospitality Trust REIT	30,200	122
First Potomac REIT	10,820	113
Parkway Properties Inc. REIT	8,480	111
Walter Investment Management Corp. REIT	7,766	105
Sun Communities, Inc. REIT	6,587	93
Cedar Shopping Centers, Inc. REIT	17,701	91
Urstadt Biddle Properties Class A REIT	6,446	85
NorthStar Realty Finance Corp. REIT	25,178	84
Pennsylvania REIT	14,480	81
FelCor Lodging Trust, Inc. REIT	24,869	78
American Capital Agency Corp. REIT	4,054	77
Kite Realty Group Trust REIT	23,621	77
First Industrial Realty Trust REIT	16,299	66
Ramco-Gershenson Properties Trust REIT	7,252	65
CapLease, Inc. REIT	17,676	55
U-Store-It Trust REIT	17,900	54
Hersha Hospitality Trust REIT	19,662	54

	Education Realty Trust, Inc. REIT	11,280	53
	Winthrop Realty Trust REIT	5,410	52
	Glimcher Realty Trust REIT	15,603	43
	Gramercy Capital Corp. REIT	17,710	40
	Strategic Hotels and Resorts, Inc. REIT	30,539	35
	RAIT Financial Trust REIT	24,506	30
	Urstadt Biddle Properties REIT	1,318	16
	Anthracite Capital Inc. REIT	13,362	14
	Newcastle Investment Corp. REIT	6,106	4
*	Friedman, Billings, Ramsey Group, Inc. REIT	4,455	2
	Arbor Realty Trust, Inc. REIT	1,082	2
	Capital Trust Class A REIT	784	1
			69,566
Real Estate Management & Development (0.5%)
*	The St. Joe Co.	35,943	918
*	CB Richard Ellis Group, Inc.	84,177	615
	Jones Lang LaSalle Inc.	13,361	468
	Forest City Enterprise Class A	43,937	312
*	Forestar Real Estate Group, Inc.	13,085	159
*	Tejon Ranch Co.	5,034	129
	Consolidated-Tomoka Land Co.	2,187	69
*	Avatar Holding, Inc.	2,230	39
	Grubb & Ellis Co.	17,449	12
			2,721
Thrifts & Mortgage Finance (2.2%)
	Hudson City Bancorp, Inc.	183,162	2,350
	People's United Financial Inc.	135,182	2,136
	New York Community Bancorp, Inc.	127,351	1,408
	First Niagara Financial Group, Inc.	56,525	717
	NewAlliance Bancshares, Inc.	37,389	484
	Washington Federal Inc.	34,179	448
	TFS Financial Corp.	36,318	414
	Capitol Federal Financial	8,661	365
	Fannie Mae	423,405	309
	Astoria Financial Corp.	31,966	246
	Brookline Bancorp, Inc.	22,893	225
	MGIC Investment Corp.	49,206	215
	Provident Financial Services Inc.	21,051	207
	Freddie Mac	254,628	204
*	Ocwen Financial Corp.	14,537	181
	TrustCo Bank NY	29,846	168
	Bank Mutual Corp.	17,946	163
	Northwest Bancorp, Inc.	7,559	139
*	Beneficial Mutual Bancorp, Inc.	13,018	124
	Provident New York Bancorp, Inc.	14,287	118
	Berkshire Hills Bancorp, Inc.	5,430	116

Financials Index Fund

	Westfield Financial, Inc.		11,146	103
	Kearny Financial Corp.		8,355	94
	Radian Group, Inc.		32,387	92
	Danvers Bancorp, Inc.		6,169	91
	Dime Community Bancshares		9,321	83
	Essa Bancorp Inc.		5,610	78
	Flushing Financial Corp.		7,206	72
	BankFinancial Corp.		7,791	70
	Abington Community Bancorp Inc.		8,081	66
	WSFS Financial Corp.		2,437	65
	ViewPoint Financial Group		4,370	64
	United Financial Bancorp, Inc.		5,019	63
*	Oritani Financial Corp.		4,285	58
	The PMI Group Inc.		32,547	57
	First Financial Northwest, Inc.		5,227	46
	First Financial Holdings, Inc.		4,515	40
	NASB Financial Inc.		1,303	38
	Roma Financial Corp.		2,962	37
*	Meridian Interstate Bancorp, Inc.		4,265	36
	Clifton Savings Bancorp, Inc.		3,586	36
*	Flagstar Bancorp, Inc.		23,852	23
	Rockville Financial, Inc.		1,633	18
*	Waterstone Financial, Inc.		3,803	12
*	Guaranty Financial Group, Inc.		35,363	11
	Anchor Bancorp Wisconsin Inc.		1,077	1
*	Corus Bankshares Inc.		1,302	—
				12,091
Other (0.4%)
[1]	Miscellaneous Securities			2,277

Total Common Stocks (Cost $900,711)				552,702
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.4%)

[2,3]	Vanguard Market Liquidity Fund (Cost $2,191)	0.391%	2,190,802	2,191
Total Investments (100.2%) (Cost $902,902)				554,893
Other Assets and Liabilities-Net (-0.2%)[3]				(1,229)
Net Assets (100%)				553,664

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,035,000.
1

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $2,191,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2009, the cost of investment securities for tax purposes was $902,902,000. Net unrealized depreciation of investment securities for tax purposes was $348,009,000, consisting of unrealized gains of $2,001,000 on securities that had risen in value since their purchase and $350,010,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Health Care Index Fund

		Shares	Market Value ($000)
Common Stocks (100.0%)
Biotechnology (14.4%)
*	Amgen Inc.	494,386	24,690
*	Gilead Sciences, Inc.	429,950	18,531
*	Celgene Corp.	217,224	9,176
*	Genzyme Corp.	127,664	7,550
*	Biogen Idec Inc.	140,439	7,273
*	Vertex Pharmaceuticals, Inc.	76,499	2,280
*	Cephalon, Inc.	35,027	2,042
*	Myriad Genetics, Inc.	44,166	1,597
*	Alexion Pharmaceuticals, Inc.	38,591	1,409
*	Dendreon Corp.	52,887	1,199
*	OSI Pharmaceuticals, Inc.	27,342	924
*	United Therapeutics Corp.	11,067	887
*	Amylin Pharmaceuticals, Inc.	65,215	738
*	BioMarin Pharmaceutical Inc.	47,336	662
*	Isis Pharmaceuticals, Inc.	45,949	634
*	Onyx Pharmaceuticals, Inc.	26,720	632
*	Cubist Pharmaceuticals, Inc.	27,004	461
*	Regeneron Pharmaceuticals, Inc.	29,385	450
*	Acorda Therapeutics Inc.	16,968	419
*	Medarex, Inc.	57,860	419
	PDL BioPharma Inc.	56,300	391
*	Alkermes, Inc.	44,977	366
*	Cougar Biotechnology Inc.	7,806	336
	Martek Biosciences Corp.	15,773	334
*	Theravance, Inc.	22,375	331
*	Alnylam Pharmaceuticals Inc.	15,589	317
*	Seattle Genetics, Inc.	32,174	296
*	Medivation Inc.	12,993	294
*	Celera Corp.	38,170	289
*	Cepheid, Inc.	27,406	277
*	Geron Corp.	40,788	267
*	Halozyme Therapeutics Inc.	32,840	230
*	Allos Therapeutics Inc.	29,442	214
*	InterMune Inc.	17,200	203
*	Abraxis BioScience	3,779	194
*,^	MannKind Corp.	28,817	190
*	Savient Pharmaceuticals Inc.	28,898	184
*	Enzon Pharmaceuticals, Inc.	21,268	171
*	Ligand Pharmaceuticals Inc. Class B	50,230	150

Health Care Index Fund

*	Human Genome Sciences, Inc.	60,521	150
*	Rigel Pharmaceuticals, Inc.	17,293	144
*	Incyte Corp.	40,491	133
*	ImmunoGen, Inc.	15,558	129
*	Genomic Health, Inc.	6,643	129
*	Arena Pharmaceuticals, Inc.	34,540	128
*	Momenta Pharmaceuticals, Inc.	14,176	124
*	Facet Biotech Corp.	11,183	111
*,^	Osiris Therapeutics, Inc.	7,540	95
*	Pharmasset, Inc.	8,597	90
*	Affymax Inc.	5,021	85
*	SIGA Technologies, Inc.	11,287	82
*	Zymogenetics, Inc.	19,332	81
*	NPS Pharmaceuticals Inc.	22,402	74
*	Emergent BioSolutions Inc.	6,454	71
*	Nabi Biopharmaceuticals	24,395	69
*	Sangamo BioSciences, Inc.	16,572	66
*	Array BioPharma Inc.	21,173	66
*	Maxygen Inc.	9,224	65
*	Progenics Pharmaceuticals, Inc.	12,616	65
*	GTx, Inc.	7,065	61
*	Neurocrine Biosciences, Inc.	18,263	56
*	ArQule, Inc.	10,678	53
*	XOMA Ltd.	62,142	50
*	Lexicon Pharmaceuticals Inc.	35,479	49
*	Micromet, Inc.	11,534	48
*	Idenix Pharmaceuticals Inc.	10,672	36
*	Opko Health, Inc.	28,160	34
*	Orexigen Therapeutics Inc.	8,081	29
*	Amicus Therapeutics, Inc.	3,726	25
*	Senomyx, Inc.	4,689	7
			89,412
Health Care Equipment & Supplies (17.6%)
	Medtronic, Inc.	528,052	18,139
	Baxter International, Inc.	289,819	14,836
	Covidien Ltd.	238,769	8,529
	Becton, Dickinson & Co.	113,149	7,658
*	Boston Scientific Corp.	696,523	6,547
*	St. Jude Medical, Inc.	163,189	6,368
	Stryker Corp.	140,518	5,401
*	Zimmer Holdings, Inc.	106,501	4,745
	C.R. Bard, Inc.	47,067	3,365
*	Intuitive Surgical, Inc.	18,535	2,774
*	Hospira, Inc.	75,642	2,610
*	Varian Medical Systems, Inc.	58,899	2,106
	DENTSPLY International Inc.	67,035	1,961
*	Edwards Lifesciences Corp.	26,413	1,686
	Beckman Coulter, Inc.	29,747	1,612
*	Hologic, Inc.	121,356	1,538

Health Care Index Fund

*	ResMed Inc.	35,863	1,329
*	IDEXX Laboratories, Inc.	28,305	1,185
*	Inverness Medical Innovations, Inc.	35,139	1,143
*	Gen-Probe Inc.	24,708	1,053
	Teleflex Inc.	18,887	847
*	Thoratec Corp.	26,519	665
*	Kinetic Concepts, Inc.	25,602	664
	STERIS Corp.	27,950	660
*	Haemonetics Corp.	12,001	639
*	Nuvasive, Inc.	17,145	619
	Cooper Cos., Inc.	21,292	564
*	Masimo Corp.	22,991	550
*	American Medical Systems Holdings, Inc.	34,731	527
	West Pharmaceutical Services, Inc.	15,566	503
*	Immucor Inc.	33,426	503
	Hill-Rom Holdings, Inc.	28,010	453
	Meridian Bioscience Inc.	19,210	367
*	Align Technology, Inc.	26,804	317
*	Wright Medical Group, Inc.	18,051	282
*	Integra LifeSciences Holdings	9,719	252
*	ev3 Inc.	27,591	252
*	Volcano Corp.	20,379	252
	Invacare Corp.	13,965	237
	Analogic Corp.	6,318	231
*	Conceptus, Inc.	14,387	228
*	Greatbatch, Inc.	10,855	224
*	ICU Medical, Inc.	6,117	221
*	CONMED Corp.	13,768	217
*	Cyberonics, Inc.	12,885	187
*	VNUS Medical Technologies, Inc.	6,432	186
*	Orthofix International N.V.	7,203	182
*	Abaxis, Inc.	10,256	179
*	Sirona Dental Systems Inc.	9,050	178
*	Quidel Corp.	13,891	177
*	Merit Medical Systems, Inc.	12,684	174
*	Zoll Medical Corp.	9,926	167
*	SonoSite, Inc.	7,943	147
*	Neogen Corp.	6,582	145
*	SurModics, Inc.	7,318	145
*	Symmetry Medical Inc.	16,722	129
*	Natus Medical Inc.	12,306	126
*	Kensey Nash Corp.	4,953	124
*	Accuray Inc.	19,637	121
*	Orthovita, Inc.	32,367	120
*	IRIS International, Inc.	8,723	104
*	Dexcom Inc.	18,378	102
*	RTI Biologics, Inc.	25,655	100

Health Care Index Fund

*	ABIOMED, Inc.	14,499	87
*	Palomar Medical Technologies, Inc.	8,338	85
*	OraSure Technologies, Inc.	22,125	81
*	Hansen Medical Inc.	14,098	80
	Atrion Corp.	646	71
*	Somanetics Corp.	4,170	70
*	Cantel Medical Corp.	5,045	69
*	ATS Medical, Inc.	21,928	66
*	Synovis Life Technologies, Inc.	3,361	65
*	Exactech, Inc.	3,932	63
*	Insulet Corp.	8,167	59
*	CryoLife Inc.	12,588	59
*	MAKO Surgical Corp.	5,303	46
*	Stereotaxis Inc.	13,257	46
*	TomoTherapy, Inc.	16,666	38
*	Cynosure Inc.	4,534	31
*	Clarient, Inc.	8,954	25
			108,693
Health Care Providers & Services (16.7%)
	UnitedHealth Group Inc.	574,179	15,273
*	WellPoint Inc.	235,302	10,958
*	Medco Health Solutions, Inc.	231,895	10,642
*	Express Scripts Inc.	111,164	7,120
	Cardinal Health, Inc.	170,474	6,094
	Aetna Inc.	218,585	5,854
	McKesson Corp.	129,643	5,335
	Quest Diagnostics, Inc.	76,457	3,993
*	Laboratory Corp. of America Holdings	51,201	3,121
	CIGNA Corp.	128,826	2,856
	AmerisourceBergen Corp.	71,890	2,667
*	Humana Inc.	80,040	2,508
*	DaVita, Inc.	49,223	2,220
*	Henry Schein, Inc.	42,360	1,929
	Omnicare, Inc.	56,052	1,515
*	Coventry Health Care Inc.	70,565	1,274
	Universal Health Services Class B	21,563	1,184
*	Community Health Systems, Inc.	44,283	1,169
*	VCA Antech, Inc.	40,114	974
*	Patterson Companies, Inc.	43,063	887
*	MEDNAX, Inc.	21,645	877
*	Tenet Healthcare Corp.	225,970	820
*	Lincare Holdings, Inc.	35,258	768
*	Health Net Inc.	49,176	737
*	AMERIGROUP Corp.	25,020	722
	Owens & Minor, Inc.	19,693	690
*	Health Management Associates Class A	115,686	672
*	LifePoint Hospitals, Inc.	24,112	657

Health Care Index Fund

*	Magellan Health Services, Inc.	19,106	571
*	HealthSouth Corp.	41,720	494
*	Psychiatric Solutions, Inc.	26,561	490
*	PSS World Medical, Inc.	28,629	460
	Chemed Corp.	10,673	408
*	HMS Holdings Corp.	11,262	396
*	Amedisys Inc.	12,861	391
*	WellCare Health Plans Inc.	19,679	374
*	Centene Corp.	20,379	371
*	Catalyst Health Solutions, Inc.	16,556	354
*	AmSurg Corp.	14,960	279
	Landauer, Inc.	4,373	252
*	PharMerica Corp.	14,297	251
*	Healthspring, Inc.	23,453	228
*	Hanger Orthopedic Group, Inc.	14,450	212
*	Gentiva Health Services, Inc.	13,068	208
*	Universal American Corp.	23,047	207
	Brookdale Senior Living Inc.	16,920	196
*	inVentiv Health, Inc.	15,519	196
*	Kindred Healthcare, Inc.	14,658	193
*	Healthways, Inc.	15,884	190
*	RehabCare Group, Inc.	8,536	186
*	LHC Group Inc.	7,425	171
*	Sun Healthcare Group Inc.	18,357	170
*	Res-Care, Inc.	11,708	166
*	Molina Healthcare Inc.	6,406	153
*	Bio-Reference Laboratories, Inc.	5,609	153
*	IPC The Hospitalist Co.	6,106	152
*	Odyssey Healthcare, Inc.	15,457	152
*	MWI Veterinary Supply Inc.	5,158	151
*	Emeritus Corp.	10,170	146
*	Air Methods Corp.	5,165	136
*	Emergency Medical Services LP Class A	4,387	136
*	Genoptix, Inc.	4,296	125
*	CardioNet, Inc.	6,626	117
	National Healthcare Corp.	3,042	117
*	AMN Healthcare Services, Inc.	16,186	117
*	Triple-S Management Corp.	7,638	109
*	Cross Country Healthcare, Inc.	14,010	109
*	Skilled Healthcare Group Inc.	9,500	89
*	CorVel Corp.	3,936	84
*	Alliance HealthCare Services Inc.	12,032	83
*	MedCath Corp.	7,729	82
*	Almost Family Inc.	2,881	77
*	Assisted Living Concepts Inc.	4,911	75
	Ensign Group Inc.	3,923	58
*	Sunrise Senior Living, Inc.	21,441	52

Health Care Index Fund

*	Nighthawk Radiology Holdings, Inc.	11,576	46
*	Chindex International, Inc.	5,698	45
*	Virtual Radiologic Corp.	3,483	27
			103,521
Health Care Technology (0.9%)
*	Cerner Corp.	32,674	1,905
	IMS Health, Inc.	86,274	1,039
*	HLTH Corp.	45,671	538
	Allscripts Healthcare Solutions, Inc.	31,095	401
*	Eclipsys Corp.	26,525	391
*	AthenaHealth Inc.	9,785	295
*	Phase Forward Inc.	19,277	270
*	MedAssets, Inc.	14,020	222
	Computer Programs and Systems, Inc.	4,351	149
*	Omnicell, Inc.	14,941	137
*	Vital Images, Inc.	7,022	82
			5,429
Life Sciences Tools & Services (4.4%)
*	Thermo Fisher Scientific, Inc.	199,241	7,752
*	Life Technologies Corp.	82,159	3,186
*	Illumina, Inc.	57,169	2,099
*	Waters Corp.	46,669	2,022
*	Millipore Corp.	26,182	1,647
*	Covance, Inc.	30,044	1,262
*	Mettler-Toledo International Inc.	15,865	1,129
	Techne Corp.	17,119	1,032
*	Charles River Laboratories, Inc.	32,073	1,008
	Pharmaceutical Product Development, Inc.	50,296	1,007
	PerkinElmer, Inc.	56,251	915
*	Bio-Rad Laboratories, Inc. Class A	8,925	664
*	Varian, Inc.	13,855	482
*	Dionex Corp.	8,506	479
*	AMAG Pharmaceuticals, Inc.	8,052	424
*	Luminex Corp.	18,735	297
*	Nektar Therapeutics	43,646	295
*	Exelixis, Inc.	49,507	275
*	PAREXEL International Corp.	26,269	271
*	Bruker BioSciences Corp.	26,871	176
*	Affymetrix, Inc.	33,124	159
*	eResearch Technology, Inc.	19,099	114
*	Albany Molecular Research, Inc.	11,477	100
*	Sequenom, Inc.	27,274	90
*	Clinical Data, Inc.	5,967	73
*	Enzo Biochem, Inc.	15,673	66
*	Kendle International Inc.	6,209	65
*	Life Sciences Research, Inc.	4,766	32
			27,121

Health Care Index Fund

Pharmaceuticals (45.9%)
	Johnson & Johnson	1,306,205	72,050
	Pfizer Inc.	3,185,558	48,389
	Abbott Laboratories	729,763	32,883
	Wyeth	628,703	28,204
	Merck & Co., Inc.	998,395	27,536
	Schering-Plough Corp.	767,873	18,736
	Bristol-Myers Squibb Co.	934,827	18,622
	Eli Lilly & Co.	483,212	16,705
	Allergan, Inc.	144,065	6,358
*	Forest Laboratories, Inc.	142,903	3,385
*	Mylan Inc.	144,322	1,906
*	Watson Pharmaceuticals, Inc.	47,115	1,425
*	King Pharmaceuticals, Inc.	116,680	1,104
	Perrigo Co.(U.S.Shares)	37,324	1,002
*	Endo Pharmaceuticals Holdings, Inc.	54,705	871
*	Valeant Pharmaceuticals International	36,485	839
*	Sepracor Inc.	51,538	807
*	Warner Chilcott Ltd.	47,466	625
*	Auxilium Pharmaceuticals, Inc.	19,085	447
	Medicis Pharmaceutical Corp.	26,777	421
*	ViroPharma Inc.	37,290	259
*	Par Pharmaceutical Cos. Inc.	16,369	218
*	Salix Pharmaceuticals, Ltd.	22,504	204
*	The Medicines Co.	24,764	190
*	Xenoport Inc.	10,636	184
*	Vivus, Inc.	31,082	161
*	Cypress Bioscience, Inc.	17,629	134
*	Noven Pharmaceuticals, Inc.	11,711	130
*	Questcor Pharmaceuticals, Inc.	27,784	118
*	Cadence Pharmaceuticals, Inc.	9,828	104
*	Pozen Inc.	11,970	92
*	Inspire Pharmaceuticals, Inc.	20,056	82
*	Durect Corp.	32,879	77
*	Pain Therapeutics, Inc.	16,695	74
*	MAP Pharmaceuticals Inc.	3,397	41
*	Akorn, Inc.	25,054	27
*	K-V Pharmaceutical Co. Class A	15,908	27
*	Sucampo Pharmaceuticals Inc.	3,336	19
*	Caraco Pharmaceutical Laboratories, Ltd.	4,443	19
			284,475
Software (0.1%)
	Quality Systems, Inc.	8,710	435

Total Common Stocks (Cost $807,204)			619,086

Health Care Index Fund

	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.0%)

[1,2]	Vanguard Market Liquidity Fund (Cost $139)	0.391%	139,102	139
Total Investments (100.0%) (Cost $807,343)				619,225
Other Assets and Liabilities-Net (0.0%)[2]				245
Net Assets (100%)				619,470

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $132,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $139,000 of collateral received for securities on loan.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2009, the cost of investment securities for tax purposes was $807,343,000. Net unrealized depreciation of investment securities for tax purposes was $188,118,000, consisting of unrealized gains of $8,283,000 on securities that had risen in value since their purchase and $196,401,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Industrials Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.9%)
Aerospace & Defense (22.8%)
	United Technologies Corp.	146,088	7,686
	The Boeing Co.	112,424	5,042
	Lockheed Martin Corp.	54,756	4,579
	Honeywell International Inc.	113,827	3,775
	General Dynamics Corp.	53,481	3,043
	Raytheon Co.	65,209	2,912
	Northrop Grumman Corp.	50,808	2,419
	Precision Castparts Corp.	22,807	1,883
	L-3 Communications Holdings, Inc.	19,326	1,421
	ITT Industries, Inc.	28,226	1,162
	Rockwell Collins, Inc.	25,909	1,099
	Goodrich Corp.	20,151	978
*	Alliant Techsystems, Inc.	5,348	462
*	TransDigm Group, Inc.	6,402	251
*	BE Aerospace, Inc.	16,236	242
*	Spirit Aerosystems Holdings Inc.	16,974	233
	Curtiss-Wright Corp.	7,354	215
*	Teledyne Technologies, Inc.	5,563	183
*	Hexcel Corp.	15,735	168
*	Moog Inc.	6,321	151
*	Orbital Sciences Corp.	9,604	141
*	Esterline Technologies Corp.	4,858	133
	Triumph Group, Inc.	2,707	107
	Cubic Corp.	2,657	101
*	AAR Corp.	6,373	94
*	Ceradyne, Inc.	4,136	93
	American Science & Engineering, Inc.	1,437	90
*	Axsys Technologies, Inc.	1,554	76
	HEICO Corp. Class A	2,201	66
*	Aerovironment Inc.	2,210	62
*	DynCorp International Inc. Class A	4,198	61
*	Stanley Inc.	2,309	60
*	Argon ST, Inc.	2,116	44
*	Taser International Inc.	9,541	42
	Ducommun, Inc.	1,628	31
	HEICO Corp.	864	30
*	Ladish Co., Inc.	2,538	30
	Applied Signal Technology, Inc.	1,311	27
*	GenCorp, Inc.	7,365	15
			39,207

Air Freight & Logistics (6.6%)
	United Parcel Service, Inc.	110,419	5,647
	FedEx Corp.	48,196	2,671
	C.H. Robinson Worldwide Inc.	27,679	1,407
	Expeditors International of Washington, Inc.	34,698	1,138
*	UTI Worldwide, Inc.	15,461	203
*	Hub Group, Inc.	6,042	119
	Forward Air Corp.	4,722	101
*	Atlas Air Worldwide Holdings, Inc.	2,919	75
	Pacer International, Inc.	5,672	15
			11,376
Airlines (1.5%)
	Southwest Airlines Co.	121,105	816
*	Delta Air Lines Inc.	110,092	640
*	AMR Corp.	45,504	203
*	Continental Airlines, Inc. Class B	20,133	188
*	JetBlue Airways Corp.	33,194	150
*	UAL Corp.	21,042	98
*	AirTran Holdings, Inc.	19,060	97
	Skywest, Inc.	9,314	95
*	Alaska Air Group, Inc.	5,937	92
*	Allegiant Travel Co.	1,997	81
*	US Airways Group Inc.	21,406	55
*	Hawaiian Holdings, Inc.	7,570	40
*	Republic Airways Holdings Inc.	4,961	29
			2,584
Building Products (1.1%)
	Masco Corp.	58,655	608
	Lennox International Inc.	7,694	239
*	Owens Corning Inc.	12,561	175
*	USG Corp.	11,314	136
	Simpson Manufacturing Co.	6,335	132
*	Griffon Corp.	8,726	84
	Universal Forest Products, Inc.	2,658	81
	Ameron International Corp.	1,432	79
	Quanex Building Products Corp.	6,131	68
*	Armstrong Worldwide Industries, Inc.	3,270	58
	Apogee Enterprises, Inc.	4,602	57
	AAON, Inc.	2,150	45
	American Woodmark Corp.	1,628	31
	Gibraltar Industries Inc.	3,915	30
*	NCI Building Systems, Inc.	3,197	14
*	Builders FirstSource, Inc.	2,931	12
*	China Architectural Engineering Inc.	2,493	4
			1,853

Commercial Services & Supplies (6.8%)
	Waste Management, Inc.	76,091	2,099
	Republic Services, Inc. Class A	61,574	1,403
*	Iron Mountain, Inc.	29,580	806
	Pitney Bowes, Inc.	33,759	772
*	Stericycle, Inc.	13,199	660
	Cintas Corp.	22,472	523
	R.R. Donnelley & Sons Co.	33,515	452
	Avery Dennison Corp.	15,633	431
*	Copart, Inc.	11,581	355
*	Waste Connections, Inc.	13,090	333
*	Covanta Holding Corp.	20,146	304
*	Corrections Corp. of America	19,551	300
*	Tetra Tech, Inc.	9,791	251
	The Brink's Co.	7,335	195
*	Clean Harbors Inc.	3,480	190
*	United Stationers, Inc.	3,860	138
*	Geo Group Inc.	8,352	137
	Mine Safety Appliances Co.	5,541	130
	Herman Miller, Inc.	8,801	125
	Rollins, Inc.	7,387	123
	ABM Industries Inc.	7,445	121
	Deluxe Corp.	8,355	118
	HNI Corp.	6,581	114
	Healthcare Services Group, Inc.	6,131	107
	EnergySolutions	11,587	94
*	Sykes Enterprises, Inc.	5,355	87
*	Mobile Mini, Inc.	5,702	72
	McGrath RentCorp	3,716	68
	G & K Services, Inc. Class A	3,107	67
*	GeoEye Inc.	2,837	61
	Comfort Systems USA, Inc.	6,466	60
*	EnerNOC Inc.	2,301	55
	Knoll, Inc.	7,677	53
	Interface, Inc.	8,211	52
*	American Reprographics Co.	5,974	52
	American Ecology Corp.	2,684	51
*	ATC Technology Corp.	3,391	50
	Steelcase Inc.	9,615	47
	Viad Corp.	3,152	46
	Ennis, Inc.	4,205	45
*	Cenveo Inc.	8,360	41
*	Team, Inc.	2,893	41
*	Cornell Cos., Inc.	2,288	39

*	M&F Worldwide Corp.	2,021	34
*	Fuel-Tech N.V.	3,124	31
*	Waste Services, Inc.	4,598	27
*	Acco Brands Corp.	8,982	27
*	Consolidated Graphics, Inc.	1,612	26
	Courier Corp.	1,618	25
	Bowne & Co., Inc.	4,523	24
*	Innerworkings, Inc.	5,143	24
	Kimball International, Inc. Class B	3,874	23
*	Standard Parking Corp.	1,389	21
*	APAC Teleservices, Inc.	3,294	19
	Schawk, Inc.	2,443	17
*	Metalico, Inc.	3,261	8
	The Standard Register Co.	1,572	5
			11,579
Construction & Engineering (3.9%)
	Fluor Corp.	29,692	1,395
*	Jacobs Engineering Group Inc.	20,118	863
*	Quanta Services, Inc.	32,201	735
*	URS Corp.	13,643	656
*	Foster Wheeler AG	20,602	546
	KBR Inc.	26,423	487
*	Aecom Technology Corp.	13,413	428
*	Shaw Group, Inc.	13,639	371
*	EMCOR Group, Inc.	10,765	242
	Granite Construction Co.	5,613	205
*	Mastec Inc.	7,785	101
*	Perini Corp.	4,549	94
*	Insituform Technologies Inc. Class A	6,009	88
*	Dycom Industries, Inc.	6,599	77
*	Orion Marine Group, Inc.	3,513	74
*	Layne Christensen Co.	3,149	67
*	Northwest Pipe Co.	1,535	60
*	MYR Group, Inc.	3,053	58
*	Michael Baker Corp.	1,089	46
	Great Lakes Dredge & Dock Co.	6,511	34
*	Pike Electric Corp.	2,985	33
*	Sterling Construction Co., Inc.	1,518	26
*	Furmanite Corp.	5,805	23
*	Argan Inc.	880	12
*	Primoris Services Corp.	978	5
			6,726
Electrical Equipment (6.9%)
	Emerson Electric Co.	123,052	3,949
*	First Solar, Inc.	7,319	1,391

	Cooper Industries, Inc. Class A	27,234	894
	Rockwell Automation, Inc.	23,107	709
	Roper Industries Inc.	14,703	632
	Ametek, Inc.	17,441	548
*	General Cable Corp.	8,438	323
*	Thomas & Betts Corp.	8,687	266
	Hubbell Inc. Class B	8,003	266
*	SunPower Corp. Class A	8,666	253
	Regal-Beloit Corp.	5,766	228
	Woodward Governor Co.	10,043	206
	Brady Corp. Class A	7,998	198
*	GrafTech International Ltd.	19,405	197
*	American Superconductor Corp.	6,707	187
	Acuity Brands, Inc.	6,689	182
*	SunPower Corp. Class B	6,863	176
	Baldor Electric Co.	6,781	157
	Belden Inc.	7,630	140
*	Energy Conversion Devices, Inc.	7,464	128
*	EnerSys	7,099	115
*	II-VI, Inc.	4,147	100
	A.O. Smith Corp.	3,195	96
	Franklin Electric, Inc.	3,031	72
*	AZZ Inc.	1,903	66
*	Evergreen Solar, Inc.	32,889	61
	Encore Wire Corp.	2,818	60
*	Powell Industries, Inc.	1,303	51
*,^	Ener1, Inc.	7,524	50
*	Polypore International Inc.	3,989	40
*	FuelCell Energy, Inc.	9,966	34
*	GT Solar International Inc.	5,173	33
*	Valence Technology Inc.	10,003	18
*	Fushi Copperweld, Inc.	2,055	17
	Vicor Corp.	3,172	17
	Preformed Line Products Co.	342	15
*	Power-One, Inc.	10,569	15
*	Plug Power, Inc.	12,572	12
*	Orion Energy Systems Inc.	2,839	10
			11,912
Industrial Conglomerates (19.4%)
	General Electric Co.	1,722,494	23,219
	3M Co.	107,417	6,133
	Tyco International Ltd.	77,364	2,136
*	McDermott International, Inc.	37,248	818
	Textron, Inc.	43,397	499
	Carlisle Co., Inc.	10,033	229

	Otter Tail Corp.	5,492	104
	Raven Industries, Inc.	2,643	73
	Seaboard Corp.	61	66
	Tredegar Corp.	4,176	59
	Standex International Corp.	1,965	20
			33,356
Machinery (16.9%)
	Caterpillar, Inc.	98,034	3,476
	Deere & Co.	68,885	2,994
	Danaher Corp.	43,794	2,643
	Illinois Tool Works, Inc.	69,141	2,233
	PACCAR, Inc.	56,362	1,682
	Eaton Corp.	25,632	1,115
	Parker Hannifin Corp.	26,367	1,114
	Ingersoll-Rand Co.	52,162	1,055
	Cummins Inc.	31,313	1,016
	Dover Corp.	30,437	957
	Flowserve Corp.	9,113	671
	Joy Global Inc.	16,647	574
	Pall Corp.	19,398	498
*	AGCO Corp.	15,001	433
*	Navistar International Corp.	10,470	417
	SPX Corp.	8,901	409
	Donaldson Co., Inc.	11,700	394
	Pentair, Inc.	15,316	383
	Harsco Corp.	13,091	380
	Bucyrus International, Inc.	12,233	351
	IDEX Corp.	13,571	317
	Lincoln Electric Holdings, Inc.	6,989	285
	Wabtec Corp.	7,519	268
*	Gardner Denver Inc.	8,510	241
	CLARCOR Inc.	8,170	234
*	Terex Corp.	17,189	231
	The Timken Co.	13,378	226
	Kennametal, Inc.	11,954	226
	Graco, Inc.	9,790	218
	Valmont Industries, Inc.	3,015	207
	Trinity Industries, Inc.	12,991	198
	Kaydon Corp.	5,599	193
	Nordson Corp.	5,001	192
	Crane Co.	7,821	184
	The Toro Co.	5,787	178
*	ESCO Technologies Inc.	4,292	174
	Oshkosh Truck Corp.	12,160	144
	The Manitowoc Co., Inc.	21,398	140

	Mueller Industries Inc.	6,068	133
	Briggs & Stratton Corp.	8,102	123
*	The Middleby Corp.	2,738	123
	Barnes Group, Inc.	7,511	115
	Actuant Corp.	9,179	113
*	Chart Industries, Inc.	4,634	98
	Watts Water Technologies, Inc.	4,751	97
*	Force Protection, Inc.	11,188	97
	Robbins & Myers, Inc.	4,849	93
	Badger Meter, Inc.	2,280	93
*	Astec Industries, Inc.	2,908	89
	Mueller Water Products, Inc. Class A	18,885	68
	John Bean Technologies Corp.	4,489	68
	Federal Signal Corp.	7,720	66
	CIRCOR International, Inc.	2,626	64
	Lindsay Manufacturing Co.	1,899	61
*	EnPro Industries, Inc.	3,313	58
	Albany International Corp.	4,324	58
*	Blount International, Inc.	6,581	55
	Gorman-Rupp Co.	2,461	52
	Tennant Co.	2,679	49
*	L.B. Foster Co. Class A	1,667	49
	Titan International, Inc.	5,318	48
*	Columbus McKinnon Corp.	2,914	41
*	Energy Recovery Inc.	4,858	39
	Cascade Corp.	1,329	38
	Dynamic Materials Corp.	2,084	37
	Ampco-Pittsburgh Corp.	1,406	37
*	K-Tron International, Inc	408	35
*	Colfax Corp.	4,303	35
	NACCO Industries, Inc. Class A	930	33
	Freightcar America Inc.	1,940	33
	Sun Hydraulics Corp.	2,019	32
*	Kadant Inc.	2,101	29
	The Greenbrier Cos., Inc.	2,531	19
*	3D Systems Corp.	2,744	19
*	Tecumseh Products Co. Class A	2,195	18
	American Railcar Industries, Inc.	1,745	14
	Sauer-Danfoss, Inc.	1,968	10
*	TriMas Corp.	2,800	8
*	Tecumseh Products Co. Class B	486	4
	Wabash National Corp.	351	—
			29,002

Marine (0.4%)
*	Kirby Corp.	8,299	279
	Alexander & Baldwin, Inc.	6,816	169
	Genco Shipping and Trading Ltd.	4,378	115
	Eagle Bulk Shipping Inc.	7,590	59
*	American Commercial Lines Inc.	1,650	29
	Horizon Lines Inc.	4,715	25
*	TBS International Ltd.	2,089	20
			696
Professional Services (3.0%)
	The Dun & Bradstreet Corp.	8,699	711
	Equifax, Inc.	20,644	562
	Manpower Inc.	12,745	542
	Robert Half International, Inc.	23,434	501
*	FTI Consulting, Inc.	8,336	419
*	IHS Inc. Class A	8,449	406
	Watson Wyatt & Co. Holdings	6,959	264
*	Monster Worldwide Inc.	19,075	223
*	Huron Consulting Group Inc.	3,221	148
*	Resources Connection, Inc.	7,043	131
*	MPS Group, Inc.	15,077	114
*	CoStar Group, Inc.	3,074	110
	The Corporate Executive Board Co.	5,601	97
*	Navigant Consulting, Inc.	7,921	94
*	Korn/Ferry International	7,781	86
	Administaff, Inc.	3,753	81
*	The Advisory Board Co.	2,630	61
*	TrueBlue, Inc.	7,098	61
*	Exponent, Inc.	2,249	59
*	School Specialty, Inc.	3,075	58
*	CBIZ Inc.	7,592	55
*	Kforce Inc.	5,661	53
	Heidrick & Struggles International, Inc.	2,658	49
*	Duff & Phelps Corp.	3,192	47
*	CRA International Inc.	1,762	46
	Kelly Services, Inc. Class A	4,081	43
*	ICF International, Inc.	1,211	32
*	Spherion Corp.	8,466	29
	CDI Corp.	2,139	24
*	Odyssey Marine Exploration, Inc.	6,020	23
*	First Advantage Corp. Class A	1,518	20
*	Hill International Inc.	3,987	16
*	Volt Information Sciences Inc.	2,332	16
*	LECG Corp.	3,971	12
			5,193

Road & Rail (8.8%)
	Union Pacific Corp.	82,008	4,041
	Burlington Northern Santa Fe Corp.	55,313	4,007
	Norfolk Southern Corp.	59,724	2,222
	CSX Corp.	65,069	2,067
	J.B. Hunt Transport Services, Inc.	14,376	442
	Landstar System, Inc.	8,554	325
	Ryder System, Inc.	9,090	256
*	Kansas City Southern	14,928	246
	Con-way, Inc.	7,482	240
*	Hertz Global Holdings Inc.	29,577	203
	Knight Transportation, Inc.	10,273	182
	Heartland Express, Inc.	10,176	160
*	Genesee & Wyoming Inc. Class A	5,218	151
	Werner Enterprises, Inc.	7,502	135
*	Old Dominion Freight Line, Inc.	4,566	134
	Arkansas Best Corp.	3,920	110
*	Avis Budget Group, Inc.	16,529	79
*	Marten Transport, Ltd.	2,678	57
*	Amerco, Inc.	1,113	41
*	YRC Worldwide, Inc.	9,732	25
*	Patriot Transportation Holding, Inc.	273	24
*	Saia, Inc.	1,565	21
	Universal Truckload Services, Inc.	1,046	14
			15,182
Trading Companies & Distributors (1.8%)
	W.W. Grainger, Inc.	10,369	817
	Fastenal Co.	21,787	724
	MSC Industrial Direct Co., Inc. Class A	7,158	260
	GATX Corp.	7,960	200
	Watsco, Inc.	4,011	197
*	WESCO International, Inc.	6,497	174
	Applied Industrial Technology, Inc.	6,294	131
*	Beacon Roofing Supply, Inc.	7,240	105
	Kaman Corp. Class A	4,198	67
*	Interline Brands, Inc.	4,770	64
	Aircastle Ltd.	7,792	52
*	Rush Enterprises, Inc. Class A	4,276	50
*	United Rentals, Inc.	7,742	37
	Houston Wire & Cable Co.	2,703	32
*	Titan Machinery, Inc.	2,169	27
	TAL International Group, Inc.	2,633	26
*	RSC Holdings Inc.	4,213	25
	Aceto Corp.	4,036	25

Industrials Index Fund

*	H&E Equipment Services, Inc.		3,410	23
*	Rush Enterprises, Inc. Class B		1,230	12
	Lawson Products, Inc.		720	8
				3,056
Transportation Infrastructure (0.0%)
	Macquarie Infrastructure Co. LLC		7,095	24

Total Common Stocks (Cost $293,323)				171,746
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.0%)

[1,2]	Vanguard Market Liquidity Fund (Cost $26)	0.391%	25,901	26
Total Investments (99.9%) (Cost $293,349)				171,772
Other Assets and Liabilities-Net (0.1%)[2]				106
Net Assets (100%)				171,878

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $25,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $26,000 of collateral received for securities on loan.

Industrials Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2009, the cost of investment securities for tax purposes was $293,349,000. Net unrealized depreciation of investment securities for tax purposes was $121,577,000, consisting of unrealized gains of $495,000 on securities that had risen in value since their purchase and $122,072,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Information Technology Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.0%)
Communications Equipment (15.4%)
*	Cisco Systems, Inc.	1,644,918	30,431
	QUALCOMM Inc.	464,829	20,262
	Corning, Inc.	438,706	6,449
	Motorola, Inc.	641,515	3,888
*	Juniper Networks, Inc.	149,013	3,685
	Harris Corp.	37,657	1,170
*	Brocade Communications Systems, Inc.	109,015	800
*	F5 Networks, Inc.	22,494	714
*	CommScope, Inc.	23,037	605
*	Tellabs, Inc.	106,829	593
*	3Com Corp.	109,034	471
*	Arris Group Inc.	34,578	419
*	Polycom, Inc.	23,515	407
*	Palm, Inc.	32,261	394
	ADTRAN Inc.	15,767	328
*	JDS Uniphase Corp.	60,584	327
*	InterDigital, Inc.	12,262	314
*	Riverbed Technology, Inc.	15,585	313
*	Ciena Corp.	25,415	280
*	Tekelec	16,720	273
*	Emulex Corp.	23,395	257
*	Starent Networks Corp.	11,850	250
	Plantronics, Inc.	13,737	245
*	Infinera Corp.	23,894	205
*	Comtech Telecommunications Corp.	6,948	202
*	ViaSat, Inc.	7,866	197
*	ADC Telecommunications, Inc.	27,235	192
*	EchoStar Corp.	11,775	189
*	Avocent Corp.	12,573	176
*	Sonus Networks, Inc.	77,075	173
*	Sycamore Networks, Inc.	56,326	169
	Black Box Corp.	4,961	163
*	Blue Coat Systems, Inc.	11,044	157
*	Harmonic, Inc.	26,604	154
*	NETGEAR, Inc.	9,973	140
*	Loral Space and Communications Ltd.	3,471	107
*	Aruba Networks, Inc.	15,434	100
*	DG FastChannel Inc.	4,460	88
*	EMS Technologies, Inc.	4,335	85
*	Harris Stratex Networks, Inc. Class A	16,277	78
*	Finisar Corp.	105,469	69

*	Oplink Communications, Inc.	5,723	66
*	Ixia	10,574	65
*	UTStarcom, Inc.	29,667	61
*	Acme Packet, Inc.	7,673	59
*	Hughes Communications Inc.	2,685	59
*	Anaren, Inc.	3,571	57
*	BigBand Networks Inc.	10,116	53
*	Powerwave Technologies, Inc.	36,486	49
*	Cogo Group, Inc.	7,346	48
*	SeaChange International, Inc.	6,169	46
*	Extreme Networks, Inc.	23,286	38
*	Airvana, Inc.	6,309	37
	Bel Fuse, Inc. Class B	2,346	32
*	ShoreTel, Inc.	5,083	31
*	Digi International, Inc.	3,494	30
*	MRV Communications Inc.	43,623	24
*	Symmetricom Inc.	3,385	17
*	OpNext, Inc.	6,071	15
	Bel Fuse, Inc. Class A	605	8
*	Orbcomm, Inc.	78	—
			76,314
Computers & Peripherals (24.7%)
	International Business Machines Corp.	378,090	40,183
*	Apple Inc.	250,900	34,075
	Hewlett-Packard Co.	678,520	23,307
*	EMC Corp.	575,086	6,757
*	Dell Inc.	493,177	5,711
*	Sun Microsystems, Inc.	209,845	1,889
*	NetApp, Inc.	93,035	1,814
*	Western Digital Corp.	62,560	1,555
	Seagate Technology	137,794	1,200
*	Teradata Corp.	49,659	1,073
*	SanDisk Corp.	63,809	999
*	NCR Corp.	44,901	482
*	QLogic Corp.	34,180	467
	Diebold, Inc.	18,626	460
*	Lexmark International, Inc.	22,065	360
*	Synaptics Inc.	9,590	337
*	Data Domain, Inc.	10,136	258
*	Intermec, Inc.	13,836	159
*	Avid Technology, Inc.	10,468	149
*	Electronics for Imaging, Inc.	14,534	148
*	STEC Inc.	7,792	128
*	Novatel Wireless, Inc.	8,732	102
*	Adaptec, Inc.	34,570	94
	Imation Corp.	9,069	88
*	Netezza Corp.	10,924	76

*	Quantum Corp.	59,624	69
*	3PAR, Inc.	7,837	68
*	Stratasys, Inc.	5,513	58
*	Compellent Technologies, Inc.	3,966	46
*	Silicon Graphics International Corp.	8,260	42
*	Super Micro Computer Inc.	3,494	23
*	Isilon Systems Inc.	6,192	17
*	Hutchinson Technology, Inc.	2,662	6
			122,200
Electronic Equipment, Instruments & Components (3.6%)
	Tyco Electronics Ltd.	129,164	2,244
*	Agilent Technologies, Inc.	99,205	1,808
	Amphenol Corp. Class A	48,250	1,611
*	Avnet, Inc.	42,521	978
*	Flextronics International Ltd.	228,590	905
*	FLIR Systems, Inc.	39,132	879
*	Arrow Electronics, Inc.	33,682	815
*	Ingram Micro, Inc. Class A	41,891	692
*	Trimble Navigation Ltd.	33,767	648
*	Itron, Inc.	10,564	616
*	Dolby Laboratories Inc.	14,717	531
*	Tech Data Corp.	14,096	451
	Jabil Circuit, Inc.	50,629	396
	National Instruments Corp.	16,792	356
*	Anixter International Inc.	8,445	346
	Molex, Inc. Class A	20,957	289
	Molex, Inc.	17,840	273
*	Vishay Intertechnology, Inc.	48,397	268
*	Benchmark Electronics, Inc.	18,281	223
*	Plexus Corp.	11,059	202
*	L-1 Identity Solutions Inc.	23,062	200
*	ScanSource, Inc.	7,423	184
*	Rofin-Sinar Technologies Inc.	8,104	183
*	Checkpoint Systems, Inc.	10,937	154
*	SYNNEX Corp.	5,529	143
	Cognex Corp.	10,865	142
	AVX Corp.	14,432	134
*	Coherent, Inc.	6,822	133
*	DTS Inc.	5,021	133
*	Cogent Inc.	12,554	126
*	Sanmina-SCI Corp.	151,018	109
*	TTM Technologies, Inc.	12,161	108
*	Littelfuse, Inc.	6,086	107
	Park Electrochemical Corp.	5,494	106
*	Insight Enterprises, Inc.	12,990	98
	MTS Systems Corp.	4,270	95
*	Brightpoint, Inc.	14,868	88

*	Rogers Corp.	5,051	86
	Daktronics, Inc.	9,799	84
*	OSI Systems Inc.	4,557	84
*	Universal Display Corp.	9,187	81
*	Maxwell Technologies, Inc.	6,334	72
*	FARO Technologies, Inc.	4,405	68
*	Electro Scientific Industries, Inc.	7,545	68
*	IPG Photonics Corp.	6,389	66
	Methode Electronics, Inc. Class A	10,958	64
*	Echelon Corp.	7,908	58
	CTS Corp.	9,352	54
*	Multi-Fineline Electronix, Inc.	2,768	53
*	Newport Corp.	9,009	53
	Electro Rent Corp.	5,424	52
*	Comverge Inc.	4,431	45
	Agilysys, Inc.	6,520	42
	Technitrol, Inc.	10,808	38
*	Smart Modular Technologies Inc.	10,217	28
*	CPI International, Inc.	1,552	17
*	ICx Technologies, Inc.	3,344	14
*	GSI Group, Inc.	4,798	4
			17,905
Internet Software & Services (9.8%)
*	Google Inc.	67,712	28,252
*	Yahoo! Inc.	372,096	5,894
*	eBay Inc.	307,298	5,415
*	VeriSign, Inc.	53,984	1,264
*	Akamai Technologies, Inc.	47,725	1,062
*	Equinix, Inc.	10,634	791
*	Sohu.com Inc.	8,585	542
*	IAC/InterActiveCorp	27,058	437
*	VistaPrint Ltd.	11,286	432
*	Digital River, Inc.	10,486	400
*	j2 Global Communications, Inc.	12,332	275
*	ValueClick, Inc.	24,413	270
*	EarthLink, Inc.	30,668	240
*	Websense, Inc.	12,650	230
*	Omniture, Inc.	18,444	218
*	AsiaInfo Holdings, Inc.	8,433	177
*	DealerTrack Holdings Inc.	10,595	152
	United Online, Inc.	22,058	141
*	Art Technology Group, Inc.	36,700	132
*	SAVVIS, Inc.	10,577	125
*	Rackspace Hosting, Inc.	10,340	121
*	Bankrate, Inc.	3,723	112
*	S1 Corp.	15,442	105
*	Constant Contact, Inc.	5,704	100

*	Vocus, Inc.	5,066	97
*	Vignette Corp.	6,760	87
*	Move, Inc.	41,156	86
*	Switch and Data Inc.	6,323	83
*	GSI Commerce, Inc.	6,064	78
*	SonicWALL, Inc.	15,186	78
*	RealNetworks, Inc.	27,484	70
	NIC Inc.	11,648	70
*	InfoSpace, Inc.	9,888	69
*	The Knot, Inc.	8,298	68
*	WebMD Health Corp. Class A	2,463	67
*	Internet Capital Group Inc.	10,727	62
*	LoopNet, Inc.	7,365	60
*	Terremark Worldwide, Inc.	11,514	58
*	Perficient, Inc.	8,763	56
*	ComScore Inc.	4,955	55
*	ModusLink Global Solutions, Inc.	12,811	54
*	Internet Brands Inc.	7,646	51
*	Limelight Networks Inc.	10,370	51
*	Liquidity Services, Inc.	4,273	42
*	DivX, Inc.	7,626	40
*	Internap Network Services Corp.	13,945	39
*	Chordiant Software, Inc.	8,431	34
*	Dice Holdings Inc.	6,041	29
	Marchex, Inc.	7,062	24
*	TechTarget	2,878	12
*	SINA.com	124	4
*	Mercadolibre Inc.	67	1
			48,412
IT Services (9.9%)
	Visa Inc.	126,490	8,565
	Automatic Data Processing, Inc.	142,284	5,408
	Accenture Ltd.	171,164	5,123
	MasterCard, Inc. Class A	24,992	4,407
	Western Union Co.	200,089	3,528
	Paychex, Inc.	91,651	2,508
*	Cognizant Technology Solutions Corp.	82,188	2,070
*	Fiserv, Inc.	45,210	1,915
*	Computer Sciences Corp.	42,726	1,814
*	Affiliated Computer Services, Inc. Class A	25,661	1,153
	Fidelity National Information Services, Inc.	53,636	1,033
*	SAIC, Inc.	57,105	998
	Global Payments Inc.	22,656	815
	Lender Processing Services, Inc.	26,672	775
*	Alliance Data Systems Corp.	18,230	738
*	Hewitt Associates, Inc.	23,952	695
	Broadridge Financial Solutions LLC	39,941	661

*	Metavante Technologies	25,347	650
	Total System Services, Inc.	47,229	645
*	NeuStar, Inc. Class A	22,293	447
*	DST Systems, Inc.	11,203	429
*	Perot Systems Corp.	25,628	350
*	CACI International, Inc.	8,415	323
*	Convergys Corp.	34,324	317
*	Gartner, Inc. Class A	17,207	264
*	Wright Express Corp.	10,243	255
*	CyberSource Corp.	18,589	242
*	ManTech International Corp.	6,055	232
	Acxiom Corp.	20,818	223
*	Genpact, Ltd.	21,256	222
*	SRA International, Inc.	11,918	211
*	Euronet Worldwide, Inc.	12,750	203
	Syntel, Inc.	7,002	201
	MAXIMUS, Inc.	4,906	196
*	VeriFone Holdings, Inc.	21,398	163
*	Sapient Corp.	28,776	153
*	Unisys Corp.	102,364	142
*	CSG Systems International, Inc.	9,793	135
*	TeleTech Holdings, Inc.	11,546	133
*	TNS Inc.	7,045	133
*	Forrester Research, Inc.	4,601	107
*	Global Cash Access, Inc.	13,943	97
	Cass Information Systems, Inc.	2,096	65
*	Ciber, Inc.	18,455	59
*	infoGROUP, Inc.	9,466	53
*	RightNow Technologies Inc.	5,600	49
*	NCI, Inc.	1,929	49
	Heartland Payment Systems, Inc.	6,248	48
*	ExlService Holdings, Inc.	4,002	40
*	Ness Technologies Inc.	9,821	34
*	Integral Systems, Inc.	4,284	33
	iGATE Corp.	5,983	32
*	China Information Security Technology, Inc.	7,198	20
	Gevity HR, Inc.	58	—
			49,161
Office Electronics (0.4%)
	Xerox Corp.	244,169	1,660
*	Zebra Technologies Corp. Class A	17,157	375
			2,035
Semiconductors & Semiconductor Equipment (14.3%)
	Intel Corp.	1,567,376	24,639
	Texas Instruments, Inc.	359,780	6,980
	Applied Materials, Inc.	374,639	4,218
*	Broadcom Corp.	120,123	3,061

	Analog Devices, Inc.	82,207	2,007
*	Marvell Technology Group Ltd.	146,609	1,676
	Xilinx, Inc.	77,262	1,602
*	NVIDIA Corp.	151,326	1,578
	Linear Technology Corp.	62,533	1,464
	Altera Corp.	82,658	1,407
	Maxim Integrated Products, Inc.	84,994	1,379
	KLA-Tencor Corp.	47,630	1,286
*	MEMC Electronic Materials, Inc.	63,331	1,222
*	Micron Technology, Inc.	236,409	1,196
	Microchip Technology, Inc.	51,324	1,107
*	LAM Research Corp.	35,271	924
	National Semiconductor Corp.	64,788	899
*	LSI Corp.	182,142	814
*	Advanced Micro Devices, Inc.	171,858	780
*	ON Semiconductor Corp.	110,219	755
*	Cree, Inc.	22,456	683
*	Novellus Systems, Inc.	27,506	493
*	Varian Semiconductor Equipment Associates, Inc.	20,462	481
*	PMC Sierra Inc.	62,365	473
*	Atmel Corp.	119,928	462
*	Skyworks Solutions, Inc.	46,425	442
	Intersil Corp.	34,570	423
*	Silicon Laboratories Inc.	11,983	403
*	Rambus Inc.	27,924	362
*	Teradyne, Inc.	47,643	341
*	Cypress Semiconductor Corp.	38,900	334
*	Tessera Technologies, Inc.	13,624	321
*	Microsemi Corp.	22,865	308
*	International Rectifier Corp.	20,496	297
*	Atheros Communications, Inc.	16,978	285
*	Semtech Corp.	17,373	279
*	Integrated Device Technology Inc.	47,706	269
*	FormFactor Inc.	13,821	251
*	Fairchild Semiconductor International, Inc.	34,891	246
*	FEI Co.	10,438	227
*	Cymer, Inc.	7,930	220
*	RF Micro Devices, Inc.	70,874	202
*	Hittite Microwave Corp.	5,571	200
*	Verigy Ltd.	16,514	198
*	TriQuint Semiconductor, Inc.	41,359	184
*	Cabot Microelectronics Corp.	6,522	182
*	MKS Instruments, Inc.	13,144	178
*	Netlogic Microsystems Inc.	5,227	171
*	Monolithic Power Systems	8,131	168
*	OmniVision Technologies, Inc.	14,539	166
*	Zoran Corp.	14,384	159

*	Amkor Technology, Inc.	33,553	152
*	ATMI, Inc.	9,006	146
*	Applied Micro Circuits Corp.	18,343	143
*	Diodes Inc.	9,327	143
*	Cavium Networks, Inc.	9,539	138
*	Standard Microsystem Corp.	6,226	115
*	Sigma Designs, Inc.	7,362	114
	Micrel, Inc.	12,908	95
*	Veeco Instruments, Inc.	8,731	92
*	Entegris Inc.	31,282	90
*	Advanced Energy Industries, Inc.	9,516	90
*	Volterra Semiconductor Corp.	6,317	86
*	Actel Corp.	7,338	83
*	Supertex, Inc.	3,295	81
*	Ultratech, Inc.	6,344	80
*	Brooks Automation, Inc.	17,790	70
*	ANADIGICS, Inc.	17,542	69
*	Kulicke & Soffa Industries, Inc.	14,887	69
*	Exar Corp.	10,417	67
*	Cirrus Logic, Inc.	16,678	65
*	Lattice Semiconductor Corp.	32,038	63
	IXYS Corp.	6,422	61
*	Advanced Analogic Technologies, Inc.	12,062	57
	Cohu, Inc.	6,117	57
*	Kopin Corp.	13,968	55
*	DSP Group Inc.	7,478	54
*	Pericom Semiconductor Corp.	5,467	52
*	Silicon Image, Inc.	21,176	50
*	Silicon Storage Technology, Inc.	24,781	46
*	Rudolph Technologies, Inc.	8,083	36
*	Rubicon Technology, Inc.	3,671	34
*	Trident Microsystems, Inc.	18,013	31
*	EMCORE Corp.	20,937	27
*	Mattson Technology, Inc.	13,729	18
*	Conexant Systems, Inc.	13,275	15
			71,046
Software (21.9%)
	Microsoft Corp.	2,254,841	47,104
	Oracle Corp.	1,137,815	22,290
*	Adobe Systems, Inc.	147,737	4,163
*	Symantec Corp.	231,389	3,607
*	Intuit, Inc.	85,689	2,332
*	Electronic Arts Inc.	90,576	2,082
	CA, Inc.	117,029	2,042
*	Activision Blizzard, Inc.	168,220	2,032
*	BMC Software, Inc.	52,039	1,775
*	McAfee Inc.	43,101	1,691

*	Citrix Systems, Inc.	51,292	1,611
*	Autodesk, Inc.	63,817	1,370
*	salesforce.com, inc.	30,344	1,152
*	Red Hat, Inc.	53,572	1,069
*	Synopsys, Inc.	40,023	780
*	ANSYS, Inc.	25,268	755
*	Sybase, Inc.	22,886	744
*	Nuance Communications, Inc.	55,589	689
	FactSet Research Systems Inc.	12,713	673
*	Macrovision Solutions Corp.	29,088	657
*	MICROS Systems, Inc.	22,699	593
*	Compuware Corp.	69,890	533
*	VMware Inc.	14,039	436
*	Solera Holdings, Inc.	18,651	427
*	Cadence Design Systems, Inc.	73,584	416
	Jack Henry & Associates Inc.	22,542	414
*	Novell, Inc.	97,173	404
*	Informatica Corp.	24,716	404
*	Parametric Technology Corp.	32,704	379
*	Concur Technologies, Inc.	11,711	345
*	TIBCO Software Inc.	50,599	335
*	Progress Software Corp.	11,252	252
*	Blackboard Inc.	8,369	241
*	Quest Software, Inc.	18,598	240
	Fair Isaac, Inc.	13,647	240
*	Ariba, Inc.	24,455	232
*	TiVo Inc.	27,654	194
	Take-Two Interactive Software, Inc.	21,814	189
*	Lawson Software, Inc.	35,884	189
*	SPSS, Inc.	5,133	171
*	Tyler Technologies, Inc.	10,061	169
	Blackbaud, Inc.	12,167	169
*	Wind River Systems Inc.	19,644	155
*	Advent Software, Inc.	4,935	151
*	ACI Worldwide, Inc.	9,866	147
*	Mentor Graphics Corp.	25,966	146
*	The Ultimate Software Group, Inc.	6,848	139
*	Commvault Systems, Inc.	11,035	136
*	EPIQ Systems, Inc.	8,455	129
*	JDA Software Group, Inc.	8,287	123
*	THQ Inc.	19,050	122
	Pegasystems Inc.	4,566	121
*	MicroStrategy Inc.	2,574	120
*	Manhattan Associates, Inc.	6,787	119
*	Taleo Corp. Class A	6,751	105
*	MSC Software Corp.	12,902	93
*	Epicor Software Corp.	15,336	79

*	Telecommunication Systems, Inc.	10,350	77
*	NetScout Systems, Inc.	7,912	74
*	ArcSight, Inc.	4,439	72
*	SuccessFactors Inc.	8,774	69
*	Synchronoss Technologies, Inc.	5,642	68
*	DemandTec, Inc.	7,001	65
*	Bottomline Technologies, Inc.	6,654	65
*	Smith Micro Software, Inc.	6,552	64
*	Ebix, Inc.	1,972	62
*	VASCO Data Security International, Inc.	8,276	61
*	Kenexa Corp.	5,631	54
*	Radiant Systems, Inc.	7,188	54
*	Sourcefire Inc.	4,338	53
*	NetSuite Inc.	4,333	50
*	Interactive Intelligence Inc.	3,575	47
*	Symyx Technologies, Inc.	8,925	43
*	OpenTV Corp.	24,427	43
*	Double-Take Software Inc.	3,756	35
*	Monotype Imaging Holdings Inc.	5,274	30
*	FalconStor Software, Inc.	8,161	30
*	PROS Holdings, Inc.	3,704	30
*	OPNET Technologies, Inc.	2,632	27
	Renaissance Learning, Inc.	2,023	20
*	Deltek, Inc.	4,196	17
*	Magma Design Automation, Inc.	11,080	16
	Quality Systems, Inc.	43	2
*	Net 1 UEPS Technologies, Inc.	95	1
			108,704
Total Investments (100.0%) (Cost $628,276)			495,777
Other Assets and Liabilities-Net (0.0%)			34
Net Assets (100%)			495,811

*	Non-income-producing security.

Information Technology Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At May 31, 2009, the cost of investment securities for tax purposes was $628,276,000. Net unrealized depreciation of investment securities for tax purposes was $132,499,000, consisting of unrealized gains of $2,515,000 on securities that had risen in value since their purchase and $135,014,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Materials Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.0%)
Chemicals (56.3%)
	Monsanto Co.	505,336	41,513
	E.I. du Pont de Nemours & Co.	833,280	23,723
	Praxair, Inc.	283,535	20,755
	Dow Chemical Co.	974,945	17,237
	Air Products & Chemicals, Inc.	193,490	12,534
	Ecolab, Inc.	219,889	8,213
	The Mosaic Co.	143,582	7,854
	PPG Industries, Inc.	151,580	6,741
	Sigma-Aldrich Corp.	112,710	5,462
	FMC Corp.	63,520	3,452
	CF Industries Holdings, Inc.	42,394	3,291
	Airgas, Inc.	67,905	2,870
	Eastman Chemical Co.	66,952	2,775
	Lubrizol Corp.	62,026	2,771
	Celanese Corp. Series A	132,484	2,717
	Terra Industries, Inc.	91,622	2,546
	International Flavors & Fragrances, Inc.	72,702	2,319
	Nalco Holding Co.	126,807	2,201
	Valspar Corp.	88,138	2,014
	Albemarle Corp.	67,937	1,917
	RPM International, Inc.	119,496	1,831
	Ashland, Inc.	65,201	1,747
	Scotts Miracle-Gro Co.	42,541	1,459
*	Intrepid Potash, Inc.	41,527	1,354
	Sensient Technologies Corp.	44,644	1,023
	Cabot Corp.	60,808	971
	Huntsman Corp.	153,147	968
	Olin Corp.	70,987	948
	Cytec Industries, Inc.	43,581	936
*	W.R. Grace & Co.	67,840	881
	NewMarket Corp.	11,210	814
	H.B. Fuller Co.	45,129	768
*	OM Group, Inc.	28,307	750
	Minerals Technologies, Inc.	17,598	688
	Arch Chemicals, Inc.	23,336	656
*	Rockwood Holdings, Inc.	41,787	623
*	Calgon Carbon Corp.	47,983	553
	Koppers Holdings, Inc.	19,124	484
*	Solutia Inc.	88,776	435

	Balchem Corp.	17,079	412
	Westlake Chemical Corp.	18,455	377
	A. Schulman Inc.	22,260	332
	Stepan Co.	6,789	285
	Innophos Holdings Inc.	16,751	261
*	Zoltek Cos., Inc.	25,926	257
*	PolyOne Corp.	83,284	251
	Zep, Inc.	19,869	242
*	GenTek, Inc.	9,575	225
*	LSB Industries, Inc.	12,647	212
	Innospec, Inc.	22,117	197
	American Vanguard Corp.	18,968	194
	Hawkins, Inc.	8,047	173
	Ferro Corp.	41,085	152
*	Landec Corp.	18,617	127
	Spartech Corp.	28,811	122
	NL Industries, Inc.	4,006	31
			194,644
Construction Materials (2.7%)
	Vulcan Materials Co.	101,648	4,502
	Martin Marietta Materials, Inc.	38,197	3,112
	Eagle Materials, Inc.	38,183	939
	Texas Industries, Inc.	21,558	734
*	Headwaters Inc.	39,651	157
*	United States Lime & Mineral	1,665	67
			9,511
Containers & Packaging (8.7%)
*	Owens-Illinois, Inc.	154,297	4,417
*	Crown Holdings, Inc.	146,976	3,454
	Ball Corp.	82,256	3,274
	Sealed Air Corp.	145,692	2,915
*	Pactiv Corp.	121,276	2,717
	Bemis Co., Inc.	92,804	2,328
	Sonoco Products Co.	92,000	2,241
	AptarGroup Inc.	62,675	1,944
	Packaging Corp. of America	96,050	1,548
	Rock-Tenn Co.	33,849	1,299
	Temple-Inland Inc.	93,349	1,193
	Silgan Holdings, Inc.	24,624	1,090
	Greif Inc. Class A	22,301	1,078
	Myers Industries, Inc.	26,540	268
*	Graphic Packaging Holding Co.	83,670	157
*	Bway Holding Co.	8,091	118
			30,041

Metals & Mining (27.4%)
	Newmont Mining Corp. (Holding Co.)	441,868	21,594
	Freeport-McMoRan Copper & Gold, Inc. Class B	380,147	20,691
	Nucor Corp.	289,857	12,728
	Alcoa Inc.	877,380	8,089
	United States Steel Corp.	129,053	4,398
	Cliffs Natural Resources Inc.	118,810	3,238
	Allegheny Technologies Inc.	80,623	2,855
	Reliance Steel & Aluminum Co.	61,354	2,331
	Steel Dynamics, Inc.	151,005	2,256
	Commercial Metals Co.	103,638	1,759
	Royal Gold, Inc.	35,685	1,662
	Walter Industries, Inc.	50,172	1,638
	Compass Minerals International, Inc.	29,900	1,604
	AK Steel Holding Corp.	102,336	1,463
	Schnitzer Steel Industries, Inc. Class A	20,159	1,099
	Titanium Metals Corp.	110,835	1,026
	Carpenter Technology Corp.	40,771	916
	Worthington Industries, Inc.	58,152	814
*	Coeur d'Alene Mines Corp.	50,956	753
*	Hecla Mining Co.	197,252	732
	AMCOL International Corp.	21,299	456
	Kaiser Aluminum Corp.	13,974	434
*	Stillwater Mining Co.	43,780	323
*	RTI International Metals, Inc.	21,723	311
*	Brush Engineered Materials Inc.	19,095	293
*	Century Aluminum Co.	44,668	268
*	Haynes International, Inc.	11,160	256
*	Allied Nevada Gold Corp.	31,194	242
*	Horsehead Holding Corp.	33,143	238
	A.M. Castle & Co.	15,971	168
	Olympic Steel, Inc.	8,632	159
*	General Moly, Inc.	51,617	110
			94,904
Paper & Forest Products (4.9%)
	Weyerhaeuser Co.	194,989	6,548
	International Paper Co.	375,190	5,391
	MeadWestvaco Corp.	158,940	2,538
	Glatfelter	42,703	438
*	Louisiana-Pacific Corp.	97,167	422
	Deltic Timber Corp.	9,887	332
	Wausau Paper Corp.	43,632	316

Materials Index Fund

	Schweitzer-Mauduit International, Inc.	13,863	312
*	Clearwater Paper Corp.	10,452	247
*	Buckeye Technology, Inc.	36,698	186
	Neenah Paper Inc.	13,753	111
*	Domtar Corp.	48,896	56
			16,897
Total Investments (100.0%) (Cost $471,429)			345,997
Other Assets and Liabilities-Net (0.0%)			(72)
Net Assets (100%)			345,925

*	Non-income-producing security.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At May 31, 2009, the cost of investment securities for tax purposes was $471,429,000. Net unrealized depreciation of investment securities for tax purposes was $125,432,000, consisting of unrealized gains of $3,770,000 on securities that had risen in value since their purchase and $129,202,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Telecommunication Services Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.2%)
Diversified Telecommunication Services (65.9%)
	Alternative Carriers (9.9%)
*	PAETEC Holding Corp.	1,074,986	3,289
*	tw telecom inc.	223,396	2,650
*	Level 3 Communications, Inc.	2,272,909	2,432
*	Premiere Global Services, Inc.	172,802	2,068
*	Cogent Communications Group, Inc.	254,435	1,987
*	Global Crossing Ltd.	209,972	1,760
*,^	Vonage Holdings Corp.	1,380,813	635
*	Neutral Tandem, Inc.	10,662	309

	Integrated Telecommunication Services (56.0%)
	Verizon Communications Inc.	898,690	26,296
	AT&T Inc.	1,052,663	26,095
	Qwest Communications International Inc.	1,108,218	4,832
	Embarq Corp.	107,589	4,521
	Windstream Corp.	357,047	3,003
	CenturyTel, Inc.	96,171	2,967
*	Cincinnati Bell Inc.	845,906	2,360
	Frontier Communications Corp.	314,705	2,291
*	Cbeyond Inc.	112,727	1,938
	Atlantic Tele-Network, Inc.	67,031	1,526
*	General Communication, Inc.	222,310	1,469
	Consolidated Communications Holdings, Inc.	137,611	1,417
	Shenandoah Telecommunications Co.	65,644	1,268
	Iowa Telecommunications Services Inc.	106,589	1,262
	NTELOS Holdings Corp.	70,249	1,255
	Alaska Communications Systems Holdings, Inc.	169,810	1,150
	SureWest Communications	125,957	1,101
	FairPoint Communications, Inc.	894,680	904
			100,785
Wireless Telecommunication Services (34.3%)
*	Sprint Nextel Corp.	1,821,527	9,381
*	American Tower Corp. Class A	212,990	6,788
*	Crown Castle International Corp.	215,295	5,223
*	iPCS, Inc.	234,653	4,252
*	NII Holdings Inc.	159,085	3,255

*	MetroPCS Communications Inc.	186,407	3,193
*	Leap Wireless International, Inc.	80,845	3,031
*	SBA Communications Corp.	111,662	2,855
*	Fibertower Corp.	2,816,585	2,112
*	TerreStar Corp.	3,705,754	2,038
*	Syniverse Holdings Inc.	128,528	1,922
*	U.S. Cellular Corp.	40,061	1,664
*	Centennial Communications Corp. Class A	197,677	1,662
	USA Mobility, Inc.	135,044	1,510
	Telephone & Data Systems, Inc.	46,502	1,410
	Telephone & Data Systems, Inc. - Special Common Shares		45,312	1,322
*	ICO Global Communications (Holdings) Ltd.		1,117,173	726
				52,344
Total Common Stocks (Cost $204,175)				153,129
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.0%)
[1,2]	Vanguard Market Liquidity Fund (Cost $28)	0.391%	28,001	28
Total Investments (100.2%) (Cost $204,203)				153,157
Other Assets and Liabilities-Net (-0.2%)[2]				(235)
Net Assets (100%)				152,922

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $28,000 of collateral received for securities on loan.

Telecommunication Services Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At May 31, 2009, the cost of investment securities for tax purposes was $204,203,000. Net unrealized depreciation of investment securities for tax purposes was $51,046,000, consisting of unrealized gains of $4,453,000 on securities that had risen in value since their purchase and $55,499,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Utilities Index Fund

Schedule of Investments

As of May 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.8%)
Electric Utilities (50.5%)
	Exelon Corp.	664,190	31,888
	Southern Co.	784,649	22,292
	FPL Group, Inc.	391,979	22,159
	Duke Energy Corp.	1,283,495	18,161
	Entergy Corp.	191,041	14,255
	American Electric Power Co., Inc.	470,283	12,387
	PPL Corp.	377,962	12,272
	FirstEnergy Corp.	307,589	11,624
	Progress Energy, Inc.	278,499	9,890
	Edison International	312,317	9,132
	Allegheny Energy, Inc.	170,581	4,265
	Northeast Utilities	174,103	3,620
	Pepco Holdings, Inc.	218,162	2,832
	Pinnacle West Capital Corp.	101,903	2,818
	DPL Inc.	117,010	2,546
	NV Energy Inc.	236,439	2,364
	ITC Holdings Corp.	50,160	2,151
	Great Plains Energy, Inc.	134,754	2,031
	Westar Energy, Inc.	109,465	1,954
	Hawaiian Electric Industries Inc.	91,334	1,576
	Portland General Electric Co.	74,161	1,334
	Cleco Corp.	60,777	1,244
	IDACORP, Inc.	47,334	1,101
	UniSource Energy Corp.	35,814	911
	ALLETE, Inc.	27,566	728
	MGE Energy, Inc.	22,897	710
*	El Paso Electric Co.	45,963	609
	UIL Holdings Corp.	28,480	590

Empire District Electric Co.	34,725	544
Central Vermont Public Service Corp.	10,639	172
		198,160
Gas Utilities (9.1%)
Questar Corp.	175,002	5,931
EQT Corp.	125,440	4,673
ONEOK, Inc.	100,880	2,956
UGI Corp. Holding Co.	108,989	2,628
Energen Corp.	68,731	2,558
National Fuel Gas Co.	72,210	2,421
AGL Resources Inc.	77,597	2,244
Atmos Energy Corp.	92,463	2,219
Piedmont Natural Gas, Inc.	74,016	1,677
WGL Holdings Inc.	50,576	1,503
Nicor Inc.	45,606	1,434
New Jersey Resources Corp.	42,701	1,421
Northwest Natural Gas Co.	26,740	1,135
South Jersey Industries, Inc.	29,997	1,001
Southwest Gas Corp.	44,310	921
The Laclede Group, Inc.	21,537	669
	Chesapeake Utilities Corp.	4,464	147
			35,538
Independent Power Producers & Energy Traders (6.9%)
*	AES Corp.	672,236	6,716
*	NRG Energy, Inc.	238,367	5,363
	Constellation Energy Group, Inc.	180,834	4,933
*	Calpine Corp.	291,607	3,951
*	Mirant Corp.	157,986	2,466
*	RRI Energy, Inc.	352,969	1,934
*	Dynegy, Inc.	511,746	1,029
	Ormat Technologies Inc.	20,920	834
*	Synthesis Energy Systems, Inc.	15,819	9
			27,235
Multi-Utilities (31.9%)
	Dominion Resources, Inc.	588,756	18,717
	Public Service Enterprise Group, Inc.	510,568	16,272
	PG&E Corp.	369,069	13,549
	Sempra Energy	233,344	10,659
	Consolidated Edison Inc.	276,322	9,798
	Xcel Energy, Inc.	453,107	7,771
	Ameren Corp.	214,218	4,983
	DTE Energy Co.	164,493	4,976
	Wisconsin Energy Corp.	117,974	4,655
	SCANA Corp.	112,954	3,391
	CenterPoint Energy Inc.	333,016	3,370
	MDU Resources Group, Inc.	176,070	3,250
	NSTAR	107,773	3,241
	NiSource, Inc.	276,740	2,958
	Alliant Energy Corp.	111,447	2,645
	CMS Energy Corp.	228,671	2,593
	OGE Energy Corp.	95,135	2,456
	TECO Energy, Inc.	204,111	2,290

Utilities Index Fund

Integrys Energy Group, Inc.	77,116	2,089
Vectren Corp.	77,669	1,767
Avista Corp.	55,803	884
Black Hills Corp.	39,423	844
PNM Resources Inc.	87,279	807
NorthWestern Corp.	36,819	789
CH Energy Group, Inc.	16,182	671
		125,425
Water Utilities (1.4%)
Aqua America, Inc.	136,385	2,249
American Water Works Co., Inc.	64,572	1,116
California Water Service Group	20,177	702
American States Water Co.	18,780	589
SJW Corp.	14,118	286
Consolidated Water Co., Ltd.	12,849	200
Middlesex Water Co.	10,405	143
Connecticut Water Services, Inc.	4,827	102
		5,387
Total Investments (99.8%) (Cost $538,496)		391,745
Other Assets and Liabilities-Net (0.2%)		976
Net Assets (100%)		392,721

*	Non-income-producing security.

Utilities Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At May 31, 2009, the cost of investment securities for tax purposes was $538,496,000. Net unrealized depreciation of investment securities for tax purposes was $146,751,000, consisting of unrealized gains of $79,000 on securities that had risen in value since their purchase and $146,830,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard World Funds

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard World Funds

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

Vanguard World Funds

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.